UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2016

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.7%
Northrop Grumman Corp.	33,371	$6,604,121
Textron, Inc.	119,068	4,341,219
United Technologies Corp.	58,580	5,863,858

		$16,809,198

Airlines – 1.2%
Delta Air Lines, Inc.	37,456	$1,823,358
United Continental Holdings, Inc. (a)	64,066	3,834,991

		$5,658,349

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	100,681	$6,188,861

Automotive – 1.2%
Goodyear Tire & Rubber Co.	163,731	$5,399,848

Biotechnology – 3.2%
Celgene Corp. (a)	73,207	$7,327,289
Gilead Sciences, Inc.	82,152	7,546,483

		$14,873,772

Business Services – 4.4%
Accenture PLC, “A”	28,413	$3,278,860
Cognizant Technology Solutions Corp., “A” (a)	80,321	5,036,127
FleetCor Technologies, Inc. (a)	41,597	6,187,554
Global Payments, Inc.	90,793	5,928,783

		$20,431,324

Cable TV – 2.5%
Charter Communications, Inc., “A” (a)(l)	23,513	$4,759,737
Comcast Corp., “A”	110,408	6,743,721

		$11,503,458

Chemicals – 2.1%
LyondellBasell Industries N.V., “A”	78,175	$6,690,217
Monsanto Co.	35,405	3,106,435

		$9,796,652

Computer Software – 3.5%
Intuit, Inc.	60,460	$6,288,445
Microsoft Corp.	118,435	6,541,165
Salesforce.com, Inc. (a)	41,003	3,027,251

		$15,856,861

Computer Software – Systems – 4.1%
Apple, Inc.	129,654	$14,130,989
EMC Corp.	113,521	3,025,335
EPAM Systems, Inc. (a)	21,633	1,615,336

		$18,771,660

Construction – 1.0%
Sherwin-Williams Co.	16,527	$4,704,741

Consumer Products – 1.5%
Estee Lauder Cos., Inc., “A”	5,444	$513,424
Procter & Gamble Co.	78,065	6,425,530

		$6,938,954

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Services – 0.3%
Priceline Group, Inc. (a)	1,114	$1,435,901

Electrical Equipment – 0.6%
General Electric Co.	90,855	$2,888,280

Electronics – 2.1%
Broadcom Corp.	32,957	$5,091,856
Intel Corp.	135,391	4,379,899

		$9,471,755

Energy – Independent – 3.6%
EOG Resources, Inc.	73,232	$5,315,179
Marathon Petroleum Corp.	125,775	4,676,314
Noble Energy, Inc.	29,146	915,476
Occidental Petroleum Corp.	19,508	1,334,932
Valero Energy Corp.	70,295	4,508,721

		$16,750,622

Energy – Integrated – 1.5%
Chevron Corp.	26,964	$2,572,366
Exxon Mobil Corp.	49,662	4,151,247

		$6,723,613

Food & Beverages – 4.6%
Archer Daniels Midland Co.	176,619	$6,413,036
Coca-Cola Co.	60,428	2,803,255
General Mills, Inc.	14,649	928,014
Mondelez International, Inc.	93,716	3,759,886
Tyson Foods, Inc., “A”	109,594	7,305,536

		$21,209,727

Food & Drug Stores – 1.9%
CVS Health Corp.	85,228	$8,840,700

Gaming & Lodging – 1.5%
Carnival Corp.	35,190	$1,856,976
Royal Caribbean Cruises Ltd.	63,959	5,254,232

		$7,111,208

General Merchandise – 0.7%
Target Corp.	40,507	$3,332,916

Health Maintenance Organizations – 1.1%
Centene Corp. (a)	26,855	$1,653,462
Molina Healthcare, Inc. (a)	51,602	3,327,813

		$4,981,275

Insurance – 3.7%
Berkshire Hathaway, Inc., “B” (a)	10,702	$1,518,400
MetLife, Inc.	135,388	5,948,949
Prudential Financial, Inc.	82,130	5,931,429
Validus Holdings Ltd.	81,213	3,832,441

		$17,231,219

Internet – 4.3%
Alphabet, Inc., “A” (a)	13,072	$9,972,629
Alphabet, Inc., “C” (a)	5,238	3,902,048

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – continued
Facebook, Inc., “A “ (a)	50,218	$5,729,874

		$19,604,551

Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	87,450	$5,781,319

Machinery & Tools – 1.0%
Illinois Tool Works, Inc.	26,082	$2,671,840
Roper Technologies, Inc.	11,337	2,072,063

		$4,743,903

Major Banks – 4.9%
Goldman Sachs Group, Inc.	17,564	$2,757,197
JPMorgan Chase & Co.	196,200	11,618,964
Wells Fargo & Co.	164,259	7,943,565

		$22,319,726

Medical & Health Technology & Services – 1.1%
Community Health Systems, Inc. (a)	103,282	$1,911,750
HCA Holdings, Inc. (a)	39,027	3,046,057

		$4,957,807

Medical Equipment – 3.2%
Abbott Laboratories	132,237	$5,531,474
Dentsply Sirona, Inc.	6,911	425,925
Medtronic PLC	106,808	8,010,600
Stryker Corp.	4,795	514,456

		$14,482,455

Network & Telecom – 2.2%
Cisco Systems, Inc.	355,135	$10,110,693

Oil Services – 1.2%
Schlumberger Ltd.	74,673	$5,507,134

Other Banks & Diversified Financials – 2.7%
Citigroup, Inc.	162,030	$6,764,752
Discover Financial Services	113,866	5,798,057

		$12,562,809

Pharmaceuticals – 6.2%
Bristol-Myers Squibb Co.	67,240	$4,295,291
Eli Lilly & Co.	100,053	7,204,816
Johnson & Johnson	71,138	7,697,132
Merck & Co., Inc.	174,459	9,230,626

		$28,427,865

Railroad & Shipping – 0.7%
Union Pacific Corp.	41,895	$3,332,747

Real Estate – 1.8%
AvalonBay Communities, Inc., REIT	11,992	$2,280,878
Extra Space Storage, Inc., REIT	3,610	337,391
Public Storage, Inc., REIT	20,399	5,626,656

		$8,244,925

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.2%
Brinker International, Inc.	50,059	$2,300,211
YUM! Brands, Inc.	38,733	3,170,296

		$5,470,507

Specialty Stores – 6.3%
Amazon.com, Inc. (a)	19,196	$11,395,513
American Eagle Outfitters, Inc.	347,061	5,785,507
AutoZone, Inc. (a)	9,838	7,837,836
Best Buy Co., Inc.	119,082	3,863,020

		$28,881,876

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT	26,815	$2,745,052

Telephone Services – 2.7%
AT&T, Inc.	22,980	$900,127
Verizon Communications, Inc.	209,467	11,327,975

		$12,228,102

Tobacco – 2.4%
Altria Group, Inc.	31,025	$1,944,026
Philip Morris International, Inc.	92,296	9,055,161

		$10,999,187

Trucking – 0.1%
FedEx Corp.	3,187	$518,589

Utilities – Electric Power – 4.0%
AES Corp.	260,972	$3,079,470
American Electric Power Co., Inc.	82,450	5,474,680
Edison International	26,547	1,908,464
Exelon Corp.	216,150	7,751,139

		$18,213,753

Total Common Stocks		$456,043,894

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	6,743	$13,823

	Shares/Par
MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	3,059,036	$3,059,036

COLLATERAL FOR SECURITIES LOANED – 0.9%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	4,298,555	$4,298,555

Total Investments		$463,415,308

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(3,894,401)

Net Assets – 100.0%		$459,520,907

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$456,057,717	$—	$—	$456,057,717
Mutual Funds	7,357,591	—	—	7,357,591
Total Investments	$463,415,308	$—	$—	$463,415,308

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$409,665,723
Gross unrealized appreciation	69,206,097
Gross unrealized depreciation	(15,456,512)
Net unrealized appreciation (depreciation)	$53,749,585

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,216,382	15,054,602	(13,211,948)	3,059,036

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,632	$3,059,036

5

QUARTERLY REPORT

March 31, 2016

MFS® CORPORATE BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 95.9%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$964,000	$1,021,129

Asset-Backed & Securitized – 0.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040 (z)	$239,294	$172,951
Commercial Mortgage Acceptance Corp., FRN, 1.787%, 9/15/2030 (i)	142,987	1,219
Falcon Franchise Loan LLC, FRN, 49.508%, 1/05/2025 (i)(z)	35,428	8,560
Greenwich Capital Commercial Funding Corp., FRN, 5.891%, 7/10/2038	350,000	350,729
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	1,195,039	1,222,454
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.576%, 7/15/2042 (n)(q)	765,072	137,713
KKR Financial CLO Ltd., “C”, FRN, 2.068%, 5/15/2021 (n)	505,395	498,405
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.069%, 2/18/2030 (i)	144,994	1,192
Morgan Stanley Capital I, Inc., FRN, 0.757%, 11/15/2030 (i)(n)	856,564	12,115

		$2,405,338

Automotive – 2.8%
American Honda Finance Corp., 2.125%, 2/28/2017 (n)	$1,672,000	$1,691,698
Delphi Automotive PLC, 4.25%, 1/15/2026	1,133,000	1,182,647
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,342,529
General Motors Financial Co., Inc., 2.75%, 5/15/2016	170,000	170,307
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,199,845
Lear Corp., 4.75%, 1/15/2023	787,000	808,643
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	908,000	911,421

		$7,307,090

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/2020	$2,172,000	$2,433,841

Broadcasting – 1.5%
Omnicom Group, Inc., 3.6%, 4/15/2026	$1,030,000	$1,055,087
Omnicom Group, Inc., 3.625%, 5/01/2022	1,283,000	1,346,820
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	578,000	570,421
SES S.A., 3.6%, 4/04/2023 (n)	346,000	338,608
Time Warner, Inc., 5.35%, 12/15/2043	685,000	728,974

		$4,039,910

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – 1.2%
CME Group, Inc., 3%, 3/15/2025	$891,000	$902,994
Franklin Resources, Inc., 1.375%, 9/15/2017	374,000	374,613
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	665,730
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,089,572

		$3,032,909

Building – 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$850,000	$856,716
Masco Corp., 4.375%, 4/01/2026	476,000	484,620
Masco Corp., 4.45%, 4/01/2025	560,000	580,888
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,031,635
Owens Corning, Inc., 4.2%, 12/15/2022	460,000	466,177

		$3,420,036

Business Services – 2.6%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,456,411
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,017,450
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	134,257
Fidelity National Information Services, Inc., 5%, 3/15/2022	1,270,000	1,321,065
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	416,000	415,140
Fidelity National Information Services, Inc., 5%, 10/15/2025	775,000	836,897
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,540,860

		$6,722,080

Cable TV – 3.7%
CCO Safari II LLC, 6.384%, 10/23/2035 (n)	$886,000	$978,108
Comcast Corp., 4.65%, 7/15/2042	628,000	698,563
Comcast Corp., 4.75%, 3/01/2044	1,220,000	1,376,125
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	261,000	279,658
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	586,903
SIRIUS XM Radio, Inc., 5.75%, 8/01/2021 (n)	1,375,000	1,438,594
SIRIUS XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	172,975
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	989,549
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	384,256
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	847,760
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	337,918

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Videotron Ltd., 5%, 7/15/2022	$1,555,000	$1,609,425

		$9,699,834

Chemicals – 1.7%
CF Industries, Inc., 3.45%, 6/01/2023	$62,000	$59,970
CF Industries, Inc., 4.95%, 6/01/2043	356,000	309,840
LYB International Finance B.V., 4.875%, 3/15/2044	676,000	674,004
LyondellBasell Industries N.V., 5%, 4/15/2019	939,000	1,003,183
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,444,673
Monsanto Co., 4.7%, 7/15/2064	1,025,000	885,699

		$4,377,369

Computer Software – 0.6%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,177,604
VeriSign, Inc., 4.625%, 5/01/2023	425,000	429,250

		$1,606,854

Computer Software – Systems – 0.7%
Apple, Inc., 2.7%, 5/13/2022	$1,313,000	$1,357,435
Apple, Inc., 4.375%, 5/13/2045	383,000	401,026

		$1,758,461

Conglomerates – 0.6%
General Electric Capital Corp., 5.5%, 1/08/2020	$421,000	$482,911
Roper Industries, Inc., 1.85%, 11/15/2017	1,171,000	1,172,039

		$1,654,950

Consumer Products – 1.5%
Hasbro, Inc., 5.1%, 5/15/2044	$1,138,000	$1,152,755
Mattel, Inc., 1.7%, 3/15/2018	393,000	389,204
Mattel, Inc., 5.45%, 11/01/2041	460,000	478,435
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	378,000	404,271
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	589,000	590,785
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	945,000	980,070

		$3,995,520

Consumer Services – 1.9%
ADT Corp., 4.125%, 6/15/2023	$353,000	$307,551
Priceline Group, Inc., 3.65%, 3/15/2025	769,000	788,763
Service Corp. International, 5.375%, 1/15/2022	170,000	177,650
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,119,230
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,518,425

		$4,911,619

Containers – 2.1%
Ball Corp., 5%, 3/15/2022	$682,000	$712,690
Ball Corp., 4%, 11/15/2023	691,000	680,635
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,081,500

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Crown American LLC, 4.5%, 1/15/2023	$1,853,000	$1,890,060
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,206,063

		$5,570,948

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,358,000	$1,527,154

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$478,873
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	642,000	623,586

		$1,102,459

Electronics – 1.6%
Flextronics International Ltd., 4.625%, 2/15/2020	$2,018,000	$2,107,418
Jabil Circuit, Inc., 4.7%, 9/15/2022	399,000	395,010
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	695,000	701,950
Tyco Electronics Group S.A., 6.55%, 10/01/2017	360,000	384,639
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	231,577
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	262,225

		$4,082,819

Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/2042	$465,000	$448,725
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	285,000	275,025

		$723,750

Energy – Independent – 0.9%
Concho Resources, Inc., 5.5%, 4/01/2023	$1,203,000	$1,178,940
EQT Corp., 4.875%, 11/15/2021	253,000	242,118
Pioneer Natural Resources Co., 7.5%, 1/15/2020	930,000	1,051,338

		$2,472,396

Energy – Integrated – 0.6%
Exxon Mobil Corp., 2.726%, 3/01/2023	$1,579,000	$1,605,909

Entertainment – 0.2%
Carnival Corp., 1.875%, 12/15/2017	$435,000	$436,350

Financial Institutions – 2.4%
Aercap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$232,675
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,900,000	1,997,375
GE Capital International Funding Co., 2.342%, 11/15/2020 (n)	1,217,000	1,246,743
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	621,300
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,085,000

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Financial Institutions – continued
Navient Corp., 6%, 1/25/2017	$1,147,000	$1,161,338

		$6,344,431

Food & Beverages – 7.0%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$1,511,000	$1,570,870
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,136,552
Constellation Brands, Inc., 7.25%, 9/01/2016	1,119,000	1,141,380
Constellation Brands, Inc., 4.25%, 5/01/2023	1,349,000	1,379,353
J.M. Smucker Co., 2.5%, 3/15/2020	303,000	306,461
J.M. Smucker Co., 3.5%, 10/15/2021	880,000	931,963
J.M. Smucker Co., 4.375%, 3/15/2045	324,000	339,264
Kraft Foods Group, Inc., 6.5%, 2/09/2040	1,959,000	2,444,260
Kraft Heinz Co., 5%, 7/15/2035 (n)	415,000	457,691
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	831,000	946,258
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	1,855,000	1,967,979
Smithfield Foods, Inc., 6.625%, 8/15/2022	348,000	369,750
SYSCO Corp., 2.5%, 7/15/2021	445,000	450,170
Tyson Foods, Inc., 6.6%, 4/01/2016	2,229,000	2,229,000
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	655,192
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	411,460
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	518,684

		$18,256,287

Food & Drug Stores – 1.7%
CVS Health Corp., 4.875%, 7/20/2035	$831,000	$926,539
CVS Health Corp., 5.75%, 6/01/2017	200,000	210,706
CVS Health Corp., 2.75%, 12/01/2022	500,000	513,551
CVS Health Corp., 5.75%, 5/15/2041	790,000	965,449
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	1,433,000	1,462,672
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	446,000	433,123

		$4,512,040

Forest & Paper Products – 1.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$900,395
International Paper Co., 6%, 11/15/2041	860,000	934,041
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	136,494
Packaging Corp. of America, 3.65%, 9/15/2024	850,000	843,062

		$2,813,992

Gaming & Lodging – 1.0%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$811,000	$811,153
Wyndham Worldwide Corp., 4.25%, 3/01/2022	1,227,000	1,265,053

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – continued
Wyndham Worldwide Corp., 5.1%, 10/01/2025	$463,000	$486,470

		$2,562,676

Insurance – 1.3%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,003,642
American International Group, Inc., 4.5%, 7/16/2044	1,417,000	1,336,412
Unum Group, 7.125%, 9/30/2016	500,000	513,687
Unum Group, 4%, 3/15/2024	637,000	631,235

		$3,484,976

Insurance – Health – 1.4%
Anthem, Inc., 1.875%, 1/15/2018	$618,000	$619,958
Humana, Inc., 7.2%, 6/15/2018	1,157,000	1,286,365
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,886,679

		$3,793,002

Insurance – Property & Casualty – 3.7%
ACE INA Holdings, Inc., 2.3%, 11/03/2020	$343,000	$348,711
Aon PLC, 4.6%, 6/14/2044	237,000	230,984
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	190,000	206,832
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	844,432
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	279,000	242,730
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,752,340
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	909,671
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	690,516
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	993,169
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	777,120
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	461,157
XL Group PLC, 5.75%, 10/01/2021	1,110,000	1,262,765
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	896,000	880,320

		$9,600,747

Major Banks – 7.1%
Bank of America Corp., 7.625%, 6/01/2019	$500,000	$581,888
Bank of America Corp., 5.625%, 7/01/2020	185,000	207,887
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,030,651
Bank of America Corp., 5.2% to 6/01/2023, FRN to 12/31/2049	637,000	586,040
Bank of America Corp., FRN, 6.1%, 12/29/2049	1,420,000	1,398,700

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	$904,000	$945,218
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	478,455
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	871,805
JPMorgan Chase & Co., 3.25%, 9/23/2022	904,000	942,811
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	1,221,000	1,340,658
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	349,000	351,405
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,420,849
Morgan Stanley, 4%, 7/23/2025	702,000	734,036
PNC Bank N.A., 2.6%, 7/21/2020	1,158,000	1,183,435
PNC Funding Corp., 5.625%, 2/01/2017	1,095,000	1,132,556
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,547,482
Wells Fargo & Co., 4.1%, 6/03/2026	1,000,000	1,049,548
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/29/2049	718,000	766,680
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,106,000	1,120,862

		$18,690,966

Medical & Health Technology & Services – 3.2%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$348,000	$370,483
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,169,814
Davita Healthcare Partners, Inc., 5%, 5/01/2025	575,000	569,250
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/2018 (n)	734,000	800,978
Fresenius US Finance II, Inc., 4.25%, 2/01/2021 (n)	189,000	194,198
HCA, Inc. , 5.25%, 6/15/2026	963,000	987,075
HCA, Inc., 4.75%, 5/01/2023	910,000	925,925
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	881,924
McKesson Corp., 5.7%, 3/01/2017	770,000	801,274
McKesson Corp., 7.5%, 2/15/2019	120,000	138,223
McKesson Corp., 2.7%, 12/15/2022	158,000	156,782
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	1,260,000	1,282,050

		$8,277,976

Medical Equipment – 0.9%
Medtronic, Inc., 3.5%, 3/15/2025	$1,061,000	$1,132,449
Medtronic, Inc., 4.375%, 3/15/2035	406,000	439,547
Zimmer Holdings, Inc., 4.45%, 8/15/2045	893,000	878,902

		$2,450,898

Metals & Mining – 1.4%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$291,006
Barrick Gold Corp., 4.1%, 5/01/2023	385,000	374,948
Barrick North America Finance LLC, 4.4%, 5/30/2021	385,000	393,588

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – continued
Barrick North America Finance LLC, 5.75%, 5/01/2043	$1,092,000	$987,165
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	863,000	660,195
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	567,170
Southern Copper Corp., 6.75%, 4/16/2040	415,000	403,241

		$3,677,313

Midstream – 4.9%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,296,772
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	995,518
Energy Transfer Partners LP, 9.7%, 3/15/2019	213,000	235,525
Energy Transfer Partners LP, 5.15%, 2/01/2043	1,112,000	857,571
Enterprise Products Operating LLC, 3.9%, 2/15/2024	406,000	410,372
Enterprise Products Operating LLC, 4.45%, 2/15/2043	473,000	422,131
Enterprise Products Operating LLC, 4.85%, 3/15/2044	362,000	339,591
Enterprise Products Partners LP, 6.3%, 9/15/2017	540,000	571,514
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	267,000	270,738
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	486,385
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045	173,000	153,750
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	404,282
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	306,000	325,932
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	596,315
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	670,000	586,624
ONEOK Partners LP, 2%, 10/01/2017	447,000	432,907
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,393,650
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	126,849
Spectra Energy Capital LLC, 8%, 10/01/2019	942,000	1,035,664
Sunoco Logistics Partners LP, 5.3%, 4/01/2044	339,000	279,646
Williams Cos., Inc., 5.75%, 6/24/2044	750,000	498,750
Williams Partners LP, 4.875%, 3/15/2024	1,200,000	1,047,146

		$12,767,632

Natural Gas – Distribution – 0.7%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,159,829

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Natural Gas – Distribution – continued
NiSource Finance Corp., 4.8%, 2/15/2044	$761,000	$802,732

		$1,962,561

Network & Telecom – 2.3%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$627,246
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,108,119
AT&T, Inc., 5.65%, 2/15/2047	669,000	738,385
Verizon Communications, Inc., 4.5%, 9/15/2020	1,471,000	1,624,018
Verizon Communications, Inc., 5.05%, 3/15/2034	929,000	1,006,909
Verizon Communications, Inc., 6%, 4/01/2041	690,000	824,864

		$5,929,541

Oils – 1.7%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$2,076,000	$2,041,914
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	728,235
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,592,012

		$4,362,161

Other Banks & Diversified Financials – 2.1%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$752,477
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	1,200,000	1,209,202
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	819,058
Citizens Financial Group, Inc., 4.3%, 12/03/2025	918,000	948,946
Discover Bank, 7%, 4/15/2020	1,097,000	1,247,397
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (z)	318,000	308,619
Macquarie Group Ltd., 3%, 12/03/2018 (n)	273,000	276,672

		$5,562,371

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/2022	$849,000	$866,734

Pharmaceuticals – 5.5%
AbbVie, Inc., 4.7%, 5/14/2045	$1,417,000	$1,506,798
Actavis Funding SCS, 3.45%, 3/15/2022	671,000	696,603
Actavis Funding SCS, 4.85%, 6/15/2044	254,000	270,494
Actavis Funding SCS, 4.75%, 3/15/2045	246,000	258,719
Allergan PLC, 1.875%, 10/01/2017	320,000	321,364
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	554,000	584,057
Biogen, Inc., 3.625%, 9/15/2022	562,000	594,425
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,965,158
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	3,159,000	3,351,775
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,189,000	1,275,721
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,250,000	1,328,293
Gilead Sciences, Inc., 4.5%, 2/01/2045	488,000	516,894
Mylan, Inc., 2.55%, 3/28/2019	399,000	399,422

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Mylan, Inc., 3.125%, 1/15/2023 (n)	$500,000	$478,344
Watson Pharmaceuticals, Inc., 3.25%, 10/01/2022	414,000	424,396
Watson Pharmaceuticals, Inc., 4.625%, 10/01/2042	347,000	357,504

		$14,329,967

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,320,973

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 5.4%, 2/01/2043	$645,000	$354,750

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$485,931
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	436,002
CSX Corp., 7.375%, 2/01/2019	365,000	420,039

		$1,341,972

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$707,000	$682,358

Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$754,000	$788,591
Boston Properties LP, REIT, 3.85%, 2/01/2023	1,131,000	1,190,690

		$1,979,281

Real Estate – Other – 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/2023	$157,000	$163,568
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	401,000	390,552

		$554,120

Real Estate – Retail – 0.9%
DDR Corp., REIT, 3.625%, 2/01/2025	$748,000	$723,650
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	503,000	503,934
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	1,026,000	1,265,421

		$2,493,005

Restaurants – 0.6%
McDonald’s Corp., 4.875%, 12/09/2045	$1,127,000	$1,231,210
YUM! Brands, Inc., 5.35%, 11/01/2043	321,000	245,966

		$1,477,176

Retailers – 4.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$1,042,000	$881,246
Best Buy Co., Inc., 5%, 8/01/2018	935,000	975,906
Dollar General Corp., 4.125%, 7/15/2017	2,144,000	2,213,234
Gap, Inc., 5.95%, 4/12/2021	2,613,000	2,831,031

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – continued
Home Depot, Inc., 4.875%, 2/15/2044	$1,260,000	$1,495,137
L Brands, Inc., 6.875%, 11/01/2035	383,000	415,632
Limited Brands, Inc., 7%, 5/01/2020	1,441,000	1,649,498

		$10,461,684

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$804,000	$887,624

Telecommunications – Wireless – 2.4%
American Tower Corp., REIT, 4.5%, 1/15/2018	$1,150,000	$1,198,298
American Tower Corp., REIT, 3.5%, 1/31/2023	371,000	374,517
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,031,630
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	507,013
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	351,435
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,081,000	1,086,115
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,660,500

		$6,209,508

Tobacco – 3.3%
Altria Group, Inc., 2.95%, 5/02/2023	$1,400,000	$1,449,249
Altria Group, Inc., 4%, 1/31/2024	231,000	254,265
B.A.T. International Finance PLC, 2.125%, 6/07/2017 (n)	1,052,000	1,060,614
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,819,000	1,934,699
Philip Morris International, Inc., 4.875%, 11/15/2043	892,000	1,020,986
Reynolds American, Inc., 2.3%, 8/21/2017	945,000	957,623
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	875,835
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	172,550
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	459,901
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	564,852

		$8,750,574

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$200,000	$213,660
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	272,000	284,350
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	536,977
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	197,998

		$1,232,985

Utilities – Electric Power – 2.8%
Alabama Power Co., 4.15%, 8/15/2044	$479,000	$499,332
American Electric Power Co., Inc., 1.65%, 12/15/2017	487,000	484,071
Berkshire Hathaway Energy, 4.5%, 2/01/2045	597,000	635,570
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,160,631
CMS Energy Corp., 5.05%, 3/15/2022	209,000	233,818
DTE Electric Co., 3.7%, 3/15/2045	223,000	220,621
Duke Energy Corp., 1.625%, 8/15/2017	488,000	488,791
EDP Finance B.V., 4.9%, 10/01/2019 (n)	376,000	392,093
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	759,428
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	632,408
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,172,227
PSEG Power LLC, 5.32%, 9/15/2016	288,000	293,225
Waterford 3 Funding Corp., 8.09%, 1/02/2017	293,785	293,481

		$7,265,696

Total Bonds		$251,166,702

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	480	$984

MONEY MARKET FUNDS – 4.3%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			11,175,953	$11,175,953

Total Investments				$262,343,639

OTHER ASSETS, LESS LIABILITIES – (0.2)%				(496,529)

Net Assets – 100.0%				$261,847,110

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,558,248 representing 15.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040	3/01/06	$239,294	$172,951
Falcon Franchise Loan LLC, FRN, 49.508%, 1/05/2025	1/29/03	3,118	8,560
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026	1/08/16	318,000	308,619
Total Restricted Securities			$490,130
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$984	$—	$—	$984
Non-U.S. Sovereign Debt	—	723,750	—	723,750
U.S. Corporate Bonds	—	224,589,354	—	224,589,354
Commercial Mortgage-Backed Securities	—	1,733,982	—	1,733,982
Asset-Backed Securities (including CDOs)	—	671,356	—	671,356
Foreign Bonds	—	23,448,260	—	23,448,260
Mutual Funds	11,175,953	—	—	11,175,953
Total Investments	$11,176,937	$251,166,702	$—	$262,343,639

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$257,347,918
Gross unrealized appreciation	9,405,054
Gross unrealized depreciation	(4,409,333)
Net unrealized appreciation (depreciation)	$4,995,721

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,193,985	22,957,921	(19,975,953)	11,175,953

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,107	$11,175,953

9

QUARTERLY REPORT

March 31, 2016

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 3.9%
Honeywell International, Inc.	21,803	$2,443,026
Northrop Grumman Corp.	9,123	1,805,442
Orbital ATK, Inc.	8,343	725,340
Rockwell Collins, Inc.	9,015	831,273
Textron, Inc.	8,298	302,545
United Technologies Corp.	16,361	1,637,736

		$7,745,362

Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	6,342	$958,213

Apparel Manufacturers – 1.9%
Hanesbrands, Inc.	36,763	$1,041,863
NIKE, Inc., “B”	26,698	1,641,126
PVH Corp.	9,324	923,635
Sequential Brands Group, Inc. (a)	42,216	269,760

		$3,876,384

Automotive – 0.5%
LKQ Corp. (a)	30,359	$969,363

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	11,824	$1,646,137
Celgene Corp. (a)	17,013	1,702,831

		$3,348,968

Broadcasting – 2.2%
Nielsen Holdings PLC	13,349	$702,958
Time Warner, Inc.	26,793	1,943,832
Twenty-First Century Fox, Inc.	65,595	1,828,789

		$4,475,579

Brokerage & Asset Managers – 1.9%
BlackRock, Inc.	5,014	$1,707,618
Blackstone Group LP	11,747	329,503
Charles Schwab Corp.	29,611	829,700
NASDAQ, Inc.	14,537	964,966

		$3,831,787

Business Services – 2.5%
Amdocs Ltd.	5,104	$308,384
Cognizant Technology Solutions Corp., “A” (a)	21,617	1,355,386
Fidelity National Information Services, Inc.	17,639	1,116,725
Gartner, Inc. (a)	7,876	703,721
Global Payments, Inc.	12,623	824,282
Travelport Worldwide Ltd.	42,950	586,697

		$4,895,195

Cable TV – 1.2%
Charter Communications, Inc., “A” (a)(l)	2,865	$579,962
Time Warner Cable, Inc.	9,334	1,909,923

		$2,489,885

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 1.6%
Agrium, Inc. (l)	6,168	$544,589
E.I. du Pont de Nemours & Co.	7,749	490,667
Monsanto Co.	10,213	896,089
PPG Industries, Inc.	11,424	1,273,662

		$3,205,007

Computer Software – 3.9%
Adobe Systems, Inc. (a)	22,855	$2,143,799
Intuit, Inc.	6,125	637,061
Microsoft Corp.	21,774	1,202,578
Oracle Corp.	6,699	274,056
Qlik Technologies, Inc. (a)	20,770	600,668
Sabre Corp.	23,884	690,725
Salesforce.com, Inc. (a)	31,037	2,291,462

		$7,840,349

Computer Software – Systems – 3.8%
Apple, Inc. (s)	37,589	$4,096,825
EMC Corp.	31,913	850,481
Hewlett Packard Enterprise	38,544	683,385
IMS Health Holdings, Inc. (a)	20,964	556,594
NCR Corp. (a)	17,422	521,440
Rapid7, Inc. (a)(l)	3,875	50,646
SS&C Technologies Holdings, Inc.	12,533	794,843

		$7,554,214

Construction – 1.2%
Interface, Inc.	33,339	$618,105
Sherwin-Williams Co.	6,331	1,802,246

		$2,420,351

Consumer Products – 2.1%
Estee Lauder Cos., Inc., “A”	16,785	$1,582,993
Kimberly-Clark Corp.	15,011	2,019,130
Newell Rubbermaid, Inc.	11,196	495,871

		$4,097,994

Consumer Services – 1.1%
Nord Anglia Education, Inc. (a)	39,557	$826,346
Priceline Group, Inc. (a)	792	1,020,856
ServiceMaster Global Holdings, Inc. (a)	10,997	414,367

		$2,261,569

Containers – 0.7%
Berry Plastics Group, Inc. (a)	14,026	$507,040
Graphic Packaging Holding Co.	34,496	443,274
Multi Packaging Solutions International Ltd. (a)	27,050	439,021

		$1,389,335

Electrical Equipment – 2.0%
Advanced Drainage Systems, Inc.	24,814	$528,538
AMETEK, Inc.	16,920	845,662
Danaher Corp.	23,642	2,242,680

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	1,919	$447,952

		$4,064,832

Electronics – 4.0%
Analog Devices, Inc.	22,157	$1,311,473
Broadcom Corp.	17,033	2,631,598
KLA-Tencor Corp.	8,730	635,631
Mellanox Technologies Ltd. (a)	13,714	745,082
Texas Instruments, Inc.	40,972	2,352,612
Ultratech, Inc. (a)	13,251	289,402

		$7,965,798

Energy – Independent – 2.2%
Concho Resources, Inc. (a)	4,881	$493,176
Energen Corp.	2,934	107,355
EOG Resources, Inc.	11,224	814,638
Memorial Resource Development Corp. (a)	25,304	257,595
Noble Energy, Inc.	8,568	269,121
PDC Energy, Inc. (a)	2,164	128,650
Pioneer Natural Resources Co.	4,166	586,323
Valero Energy Corp.	28,555	1,831,518

		$4,488,376

Energy – Integrated – 2.0%
Chevron Corp.	42,792	$4,082,357

Engineering – Construction – 0.2%
Team, Inc. (a)	11,533	$350,373

Food & Beverages – 3.4%
Archer Daniels Midland Co.	17,436	$633,101
Coca-Cola Co.	49,247	2,284,568
Freshpet, Inc. (a)(l)	23,714	173,824
J.M. Smucker Co.	7,734	1,004,183
Mead Johnson Nutrition Co., “A”	7,022	596,659
Mondelez International, Inc.	29,955	1,201,795
Snyders-Lance, Inc.	5,883	185,197
WhiteWave Foods Co., “A” (a)	18,029	732,699

		$6,812,026

Food & Drug Stores – 1.2%
CVS Health Corp.	23,535	$2,441,286

Gaming & Lodging – 0.6%
Carnival Corp.	8,467	$446,804
Marriott International, Inc., “A” (l)	9,642	686,318

		$1,133,122

General Merchandise – 2.3%
Costco Wholesale Corp.	9,142	$1,440,596
Dollar Tree, Inc. (a)	15,629	1,288,767
Five Below, Inc. (a)	20,495	847,263
Target Corp.	12,937	1,064,456

		$4,641,082

Health Maintenance Organizations – 1.4%
Cigna Corp.	5,370	$736,979
UnitedHealth Group, Inc.	15,190	1,957,991

		$2,694,970

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 3.5%
American International Group, Inc.	19,399	$1,048,516
Aon PLC	22,266	2,325,684
Chubb Ltd.	24,527	2,922,392
MetLife, Inc.	13,591	597,189

		$6,893,781

Internet – 3.9%
Alphabet, Inc., “A” (a)(s)	5,465	$4,169,248
Alphabet, Inc., “C” (a)	2,023	1,507,034
Facebook, Inc., “A” (a)	9,616	1,097,186
LinkedIn Corp., “A” (a)	8,124	928,979

		$7,702,447

Machinery & Tools – 2.1%
Allison Transmission Holdings, Inc.	28,252	$762,239
Illinois Tool Works, Inc.	9,520	975,229
IPG Photonics Corp. (a)	7,757	745,293
Roper Technologies, Inc.	8,237	1,505,476
SPX FLOW, Inc. (a)	7,866	197,279

		$4,185,516

Major Banks – 4.7%
Goldman Sachs Group, Inc.	11,236	$1,763,827
Huntington Bancshares, Inc.	56,434	538,380
JPMorgan Chase & Co. (s)	55,284	3,273,918
Wells Fargo & Co.	77,856	3,765,116

		$9,341,241

Medical & Health Technology & Services – 1.4%
Cerner Corp. (a)	4,295	$227,463
Community Health Systems, Inc. (a)	6,045	111,893
HCA Holdings, Inc. (a)	5,789	451,831
Healthcare Services Group, Inc.	4,625	170,246
McKesson Corp.	7,143	1,123,237
MEDNAX, Inc. (a)	5,270	340,547
VCA, Inc. (a)	7,743	446,694

		$2,871,911

Medical Equipment – 4.2%
Abbott Laboratories	32,118	$1,343,496
Cepheid, Inc. (a)	7,023	234,287
Cooper Cos., Inc.	5,185	798,334
DexCom, Inc. (a)	3,157	214,392
Insulet Corp. (a)	6,847	227,047
Medtronic PLC	29,997	2,249,775
OraSure Technologies, Inc. (a)	33,165	239,783
PerkinElmer, Inc.	7,965	393,949
Steris PLC	3,933	279,440
Stryker Corp.	18,189	1,951,498
VWR Corp. (a)	17,606	476,418

		$8,408,419

Metals & Mining – 0.2%
First Quantum Minerals Ltd.	19,795	$104,252
Lundin Mining Corp. (a)	80,036	252,048

		$356,300

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 0.4%
Sempra Energy	7,309	$760,501

Natural Gas – Pipeline – 0.4%
Enterprise Products Partners LP	17,910	$440,944
EQT GP Holdings LP	3,844	103,673
Williams Partners LP	14,687	300,349

		$844,966

Network & Telecom – 1.1%
Cisco Systems, Inc.	63,365	$1,804,002
Ixia (a)	26,752	333,330

		$2,137,332

Oil Services – 1.2%
Forum Energy Technologies, Inc. (a)	14,239	$187,955
Halliburton Co.	23,726	847,493
Oil States International, Inc. (a)	6,738	212,382
Schlumberger Ltd.	16,695	1,231,256

		$2,479,086

Other Banks & Diversified Financials – 4.0%
Discover Financial Services	33,680	$1,714,986
EuroDekania Ltd.	151,350	48,437
First Republic Bank	11,092	739,171
Signature Bank (a)	3,983	542,166
Synchrony Financial (a)	24,381	698,759
Texas Capital Bancshares, Inc. (a)	17,173	659,100
Visa, Inc., “A”	31,443	2,404,761
Wintrust Financial Corp.	24,677	1,094,178

		$7,901,558

Pharmaceuticals – 4.0%
Allergan PLC (a)	7,175	$1,923,115
Bristol-Myers Squibb Co.	12,568	802,844
Eli Lilly & Co.	29,915	2,154,179
Endo International PLC (a)	28,623	805,737
Merck & Co., Inc.	43,056	2,278,093

		$7,963,968

Pollution Control – 0.1%
Clean Harbors, Inc. (a)	2,132	$105,193

Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	6,466	$857,974
Union Pacific Corp.	17,834	1,418,695

		$2,276,669

Real Estate – 4.0%
Equity Lifestyle Properties, Inc., REIT	11,169	$812,321
Gramercy Property Trust, Inc., REIT	120,598	1,019,053
Medical Properties Trust, Inc., REIT	209,154	2,714,819
Mid-America Apartment Communities, Inc., REIT	12,655	1,293,468
STAG Industrial, Inc., REIT	15,209	309,655
Tanger Factory Outlet Centers, Inc., REIT	40,618	1,478,089
WP GLIMCHER, Inc., REIT	38,210	362,613

		$7,990,018

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.5%
Aramark	30,233	$1,001,317
Chuy’s Holdings, Inc. (a)	996	30,946
Domino’s Pizza, Inc.	5,256	693,056
Wingstop, Inc. (a)	8,602	195,093
YUM! Brands, Inc.	12,431	1,017,477

		$2,937,889

Specialty Chemicals – 0.5%
Albemarle Corp.	12,393	$792,284
W.R. Grace & Co. (a)	1,793	127,626

		$919,910

Specialty Stores – 3.4%
Amazon.com, Inc. (a)	2,523	$1,497,754
AutoZone, Inc. (a)	1,013	807,047
Gap, Inc.	27,891	819,995
Lululemon Athletica, Inc. (a)	13,067	884,767
Ross Stores, Inc.	10,707	619,935
Tiffany & Co.	12,224	896,997
Urban Outfitters, Inc. (a)	36,519	1,208,414

		$6,734,909

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT	29,348	$3,004,355

Telephone Services – 1.1%
Verizon Communications, Inc.	40,766	$2,204,625

Tobacco – 1.3%
Altria Group, Inc.	13,773	$863,016
Philip Morris International, Inc.	7,123	698,838
Reynolds American, Inc.	19,411	976,567

		$2,538,421

Trucking – 0.3%
Swift Transportation Co. (a)	37,086	$690,912

Utilities – Electric Power – 3.0%
Alliant Energy Corp.	5,902	$438,401
American Electric Power Co., Inc.	1,690	112,216
Calpine Corp. (a)	27,982	424,487
CMS Energy Corp.	12,994	551,465
Dominion Resources, Inc.	12,859	965,968
Edison International	7,525	540,972
Exelon Corp.	25,484	913,856
NextEra Energy, Inc.	8,287	980,684
Xcel Energy, Inc.	22,929	958,891

		$5,886,940

Total Common Stocks		$197,170,644

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.125%	7,504	$783,418

3

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	336	$689

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			1,007,845	$1,007,845

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	1,180,376	$1,180,376

Total Investments		$200,142,972

SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp., REIT	(5,338)	$(461,737)

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(263,542)

Net Assets – 100.0%		$199,417,693

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2016, the fund had cash collateral of $12,772 and other liquid securities with an aggregate value of $1,080,776 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$195,321,105	$—	$—	$195,321,105
Canada	1,758,863	—	—	1,758,863
Hong Kong	826,346	—	—	826,346
Cayman Islands	—	—	48,437	48,437
Mutual Funds	2,188,221	—	—	2,188,221
Total Investments	$200,094,535	$—	$48,437	$200,142,972
Short Sales	$(461,737)	$—	$—	$(461,737)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$54,895
Change in unrealized appreciation (depreciation)	(6,458)
Balance as of 3/31/16	$48,437

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2016 is $(6,458). At March 31, 2016, the fund held one level 3 security.

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $1,476,056. These loans were collateralized by cash of $1,180,376 and U.S. Treasury Obligations of $357,296.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$167,385,422
Gross unrealized appreciation	40,832,016
Gross unrealized depreciation	(8,074,466)
Net unrealized appreciation (depreciation)	$32,757,550

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	455,874	8,602,136	(8,050,165)	1,007,845

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,295	$1,007,845

6

QUARTERLY REPORT

March 31, 2016

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Airlines – 0.2%
Copa Holdings S.A., “A” (l)	1,674	$113,414

Alcoholic Beverages – 1.3%
AmBev S.A., ADR	125,758	$651,426

Apparel Manufacturers – 2.7%
Belle International Holdings Ltd.	236,000	$136,598
Global Brands Group Holding Ltd. (a)	4,234,000	513,057
Stella International Holdings	301,500	708,923

		$1,358,578

Automotive – 1.9%
Ford Otomotiv Sanayi A.S.	32,839	$432,834
Kia Motors Corp.	12,635	533,640

		$966,474

Brokerage & Asset Managers – 1.0%
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	17,500	$195,410
Hong Kong Exchanges & Clearing Ltd.	12,600	303,413

		$498,823

Business Services – 3.2%
Cognizant Technology Solutions Corp., “A” (a)	16,492	$1,034,048
Tata Consultancy Services Ltd.	15,241	580,043

		$1,614,091

Cable TV – 1.4%
Naspers Ltd.	5,256	$733,731

Computer Software – Systems – 3.8%
EPAM Systems, Inc. (a)	4,128	$308,238
Globant S.A. (a)(l)	13,139	405,470
Hon Hai Precision Industry Co. Ltd.	381,950	1,006,381
Linx S.A.	15,700	209,325

		$1,929,414

Conglomerates – 0.8%
First Pacific Co. Ltd.	537,400	$401,109

Construction – 1.6%
Techtronic Industries Co. Ltd.	206,000	$813,925

Consumer Products – 4.1%
Colgate-Palmolive (India) Ltd.	5,582	$70,034
Dabur India Ltd.	145,217	547,997
Hengan International Group Co. Ltd.	110,500	958,659
LG Household & Health Care Ltd.	580	479,276

		$2,055,966

Consumer Services – 0.5%
Localiza Rent a Car S.A.	28,024	$231,634

Electronics – 10.7%
Largan Precision Co. Ltd.	8,000	$620,184
Samsung Electronics Co. Ltd.	1,231	1,412,270

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	680,258	$3,424,117

		$5,456,571

Energy – Independent – 3.2%
China Shenhua Energy Co. Ltd.	236,000	$371,158
Coal India Ltd.	133,015	586,413
Gran Tierra Energy, Inc. (a)	173,082	431,789
Ultrapar Participacoes S.A.	13,403	260,146

		$1,649,506

Energy – Integrated – 2.1%
LUKOIL PJSC, ADR	27,855	$1,070,050

Engineering – Construction – 0.5%
Mills Estruturas e Servicos de Engenharia S.A. (a)	59,639	$55,399
Promotora y Operadora de Infraestructura S.A.B. de C.V.	14,658	194,895

		$250,294

Food & Beverages – 4.6%
AVI Ltd.	117,069	$688,914
BRF S.A.	23,554	336,116
Grupo Lala S.A.B. de C.V.	67,828	184,830
Tingyi (Cayman Islands) Holding Corp.	478,000	534,237
Want Want China Holdings Ltd.	794,000	588,539

		$2,332,636

Food & Drug Stores – 3.2%
Clicks Group Ltd.	70,589	$464,641
Dairy Farm International Holdings Ltd.	49,500	298,980
E-Mart Co. Ltd.	912	139,958
Magnit OJSC	4,648	729,871

		$1,633,450

Forest & Paper Products – 0.4%
Fibria Celulose S.A.	22,136	$186,783

Furniture & Appliances – 0.5%
Coway Co. Ltd.	2,708	$228,508

General Merchandise – 2.3%
PriceSmart, Inc.	3,665	$309,986
S.A.C.I. Falabella	58,915	410,620
Walmart de Mexico S.A.B. de C.V.	86,355	204,927
Woolworths Ltd.	41,443	251,711

		$1,177,244

Health Maintenance Organizations – 0.6%
OdontoPrev S.A.	52,006	$164,885
Qualicorp S.A.	38,694	160,021

		$324,906

Insurance – 4.5%
AIA Group Ltd.	154,600	$875,901
BB Seguridade Participacoes S.A.	39,656	327,558

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Brasil Insurance Participacoes e Administracao S.A.	3,885	$24,581
Cathay Financial Holding Co. Ltd.	353,900	423,901
Samsung Fire & Marine Insurance Co. Ltd.	2,429	626,578

		$2,278,519

Internet – 9.7%
51job, Inc., ADR (a)	15,980	$495,700
Alibaba Group Holding Ltd., ADR (a)	21,255	1,679,783
Baidu, Inc., ADR (a)	2,669	509,459
NAVER Corp.	1,936	1,078,377
Tencent Holdings Ltd.	57,900	1,182,280

		$4,945,599

Machinery & Tools – 0.3%
TK Corp.	17,615	$177,136

Major Banks – 2.3%
BOC Hong Kong Holdings Ltd.	166,000	$495,388
Industrial & Commercial Bank of China, “H”	1,208,000	675,839

		$1,171,227

Metals & Mining – 1.0%
Grupo Mexico S.A.B. de C.V., “B”	101,614	$244,961
Iluka Resources Ltd.	57,139	287,327

		$532,288

Natural Gas – Distribution – 1.6%
China Resources Gas Group Ltd.	278,000	$793,789

Oil Services – 0.5%
Lamprell PLC (a)	180,298	$237,589

Other Banks & Diversified Financials – 17.8%
Banco Santander Chile, ADR	9,952	$192,571
Bancolombia S.A., ADR	11,204	382,953
CAR, Inc. (a)	56,000	65,693
China Construction Bank	2,175,670	1,388,305
Credicorp Ltd.	2,790	365,518
E.Sun Financial Holding Co. Ltd.	613,051	342,870
First Gulf Bank PJSC	51,093	163,448
FirstRand Ltd.	116,839	382,796
Grupo Financiero Banorte S.A. de C.V.	61,808	348,550
Grupo Financiero Inbursa S.A. de C.V.	140,938	281,351
Housing Development Finance Corp. Ltd.	83,413	1,392,599
Kasikornbank Co. Ltd.	114,300	568,576
Komercni Banka A.S.	1,161	256,425
Kotak Mahindra Bank Ltd.	42,662	438,490
PT Bank Central Asia Tbk	282,000	282,851
Public Bank Berhad	115,200	554,519
Sberbank of Russia (a)	121,631	198,962
Shinhan Financial Group Co. Ltd.	14,968	530,084
Shriram Transport Finance Co. Ltd.	42,847	616,703
Turkiye Sinai Kalkinma Bankasi A.S.	312,477	182,975
Union National Bank	79,980	80,350

		$9,016,589

Pharmaceuticals – 1.8%
Genomma Lab Internacional S.A., “B” (a)	451,807	$349,371

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Sun Pharmaceutical Industries Ltd.	46,166	$571,650

		$921,021

Railroad & Shipping – 0.4%
Diana Shipping, Inc. (a)	51,185	$136,664
Pacific Basin Shipping Ltd.	517,360	76,030

		$212,694

Real Estate – 2.4%
Aldar Properties PJSC	510,803	$382,442
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	242,595	221,433
Hang Lung Properties Ltd.	311,000	594,149
Prologis Property Mexico S.A. de C.V., REIT	6,695	10,633

		$1,208,657

Restaurants – 1.0%
Alsea S.A.B. de C.V.	54,302	$203,792
Jollibee Foods Corp.	60,070	296,143

		$499,935

Specialty Chemicals – 0.8%
PTT Global Chemical PLC	233,400	$401,384

Specialty Stores – 0.3%
Vipshop Holdings Ltd., ADR (a)	12,603	$162,320

Telephone Services – 0.9%
Hellenic Telecommunications Organization S.A.	27,487	$248,656
PT XL Axiata Tbk (a)	685,500	206,787

		$455,443

Tobacco – 0.7%
PT Hanjaya Mandala Sampoerna Tbk	48,030	$356,422

Trucking – 1.0%
Emergent Capital, Inc.	49,424	$503,488

Utilities – Electric Power – 0.9%
CESC Ltd.	67,009	$478,314

Total Common Stocks		$50,030,947

	Strike Price	First Exercise

WARRANTS – 0.4%
Other Banks & Diversified Financials – 0.4%
Deutsche Bank AG Union National Bank – Zero Strike Warrant (1 share for 1 warrant) (a)(n)		5/16/07	194,733	$195,629

RIGHTS – 0.1%
Engineering – Construction – 0.1%
Mills Estruturas e Servicos de Engenharia S.A., Expiration Date 5/02/16 (1 share for 1 right) (a)	BRL 2.63		25,509	$22,347

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	518,732	$518,732

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	308,590	$308,590

Total Investments		$51,076,245

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(305,533)

Net Assets – 100.0%		$50,770,712

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,629, representing 0.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$9,542,363	$—	$—	$9,542,363
Taiwan	5,817,453	—	—	5,817,453
India	5,282,243	—	—	5,282,243
South Korea	5,205,827	—	—	5,205,827
Hong Kong	5,080,874	—	—	5,080,874
South Africa	3,025,280	—	—	3,025,280
Brazil	2,825,630	—	—	2,825,630
Mexico	2,244,744	—	—	2,244,744
Russia	1,070,050	928,833	—	1,998,883
Other Countries	8,628,613	597,013	—	9,225,626
Mutual Funds	827,322	—	—	827,322
Total Investments	$49,550,399	$1,525,846	$—	$51,076,245

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $31,007,226 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,441,912
Gross unrealized appreciation	6,833,591
Gross unrealized depreciation	(6,199,258)
Net unrealized appreciation (depreciation)	$634,333

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	614,094	3,533,190	(3,628,552)	518,732

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$388	$518,732

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

China	18.8%
Taiwan	11.5%
India	10.4%
South Korea	10.3%
Hong Kong	10.0%
South Africa	6.0%
Brazil	5.6%
Mexico	4.4%
United States	4.2%
Other Countries	18.8%

5

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 88.6%
Foreign Bonds – 50.8%
Australia – 0.8%
Government of Australia, 5.75%, 7/15/2022	AUD	1,670,000	$1,544,501

Belgium – 2.4%
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	800,000	$1,132,711
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	835,000	1,329,540
Kingdom of Belgium, 4%, 3/28/2032	EUR	468,000	773,108
Kingdom of Belgium, 1.9%, 6/22/2038	EUR	450,000	573,860
Kingdom of Belgium, 4.25%, 3/28/2041	EUR	305,000	568,079

			$4,377,298

Canada – 1.4%
Government of Canada, 0.75%, 9/01/2020	CAD	2,500,000	$1,935,072
Government of Canada, 2.5%, 6/01/2024	CAD	200,000	170,316
Government of Canada, 5.75%, 6/01/2033	CAD	267,000	322,801
Government of Canada, 4%, 6/01/2041	CAD	107,000	114,346
Government of Canada, 2.75%, 12/01/2048	CAD	50,000	45,159

			$2,587,694

France – 3.4%
Republic of France, 2.5%, 5/25/2030	EUR	750,000	$1,042,254
Republic of France, 6%, 10/25/2025	EUR	1,667,000	2,914,289
Republic of France, 4.75%, 4/25/2035	EUR	456,000	845,955
Republic of France, 4.5%, 4/25/2041	EUR	399,000	768,901
Republic of France, 4%, 4/25/2055	EUR	330,000	648,440

			$6,219,839

Germany – 2.2%
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	1,200,000	$1,410,240
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	505,000	1,028,934
Federal Republic of Germany, 4%, 1/04/2037	EUR	630,000	1,173,218
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	250,000	405,599

			$4,017,991

Iceland – 0.2%
Republic of Iceland, 4.875%, 6/16/2016 (n)		$362,000	$363,708

Ireland – 0.8%
Government of Ireland, 3.4%, 3/18/2024	EUR	1,000,000	$1,391,576

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Italy – 8.3%
Republic of Italy, 3.75%, 3/01/2021	EUR	2,569,000	$3,406,509
Republic of Italy, 5.5%, 9/01/2022	EUR	2,995,000	4,441,693
Republic of Italy, 4.75%, 9/01/2028	EUR	3,000,000	4,635,374
Republic of Italy, 1.65%, 3/01/2032	EUR	1,350,000	1,517,642
Republic of Italy, 5%, 9/01/2040	EUR	650,000	1,116,661

			$15,117,879

Japan – 13.5%
Government of Japan, 0.4%, 9/20/2025	JPY	200,000,000	$1,857,604
Government of Japan, 2.2%, 9/20/2027	JPY	698,900,000	7,765,556
Government of Japan, 1.7%, 9/20/2032	JPY	30,000,000	329,007
Government of Japan, 1.5%, 3/20/2034	JPY	746,000,000	7,967,077
Government of Japan, 2.4%, 3/20/2037	JPY	220,600,000	2,709,414
Government of Japan, 1.8%, 3/20/2043	JPY	255,000,000	2,982,692
Government of Japan, 2%, 3/20/2052	JPY	87,900,000	1,134,035

			$24,745,385

Netherlands – 0.3%
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	120,000	$216,081
Kingdom of the Netherlands, 3.75%, 1/15/2042	EUR	129,000	244,441
Kingdom of the Netherlands, 2.75%, 1/15/2047	EUR	100,000	168,267

			$628,789

New Zealand – 2.3%
Government of New Zealand, 5.5%, 4/15/2023	NZD	3,331,000	$2,738,605
Government of New Zealand, 4.5%, 4/15/2027	NZD	1,800,000	1,424,595

			$4,163,200

Norway – 3.0%
Government of Norway, 3.75%, 5/25/2021	NOK	26,100,000	$3,639,939
Government of Norway, 3%, 3/14/2024	NOK	12,551,000	1,747,345

			$5,387,284

Portugal – 3.0%
Republic of Portugal, 4.8%, 6/15/2020	EUR	3,500,000	$4,507,562
Republic of Portugal, 2.875%, 10/15/2025	EUR	800,000	917,211

			$5,424,773

1

Xxxxx Xxxx – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Spain – 2.4%
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,192,000	$3,244,156
Kingdom of Spain, 5.15%, 10/31/2028	EUR	400,000	627,584
Kingdom of Spain, 4.7%, 7/30/2041	EUR	275,000	440,935

			$4,312,675

Sweden – 0.5%
Nordea Bank AB, FRN, 1.078%, 5/13/2016 (n)		$1,000,000	$1,000,441

United Kingdom – 6.3%
HSBC Bank PLC, FRN, 1.258%, 5/15/2018 (n)		$403,000	$400,872
United Kingdom Treasury, 4.75%, 3/07/2020	GBP	1,379,000	2,299,264
United Kingdom Treasury, 1.75%, 9/07/2022	GBP	850,000	1,275,413
United Kingdom Treasury, 2.25%, 9/07/2023	GBP	1,250,000	1,931,120
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	624,000	1,149,158
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	570,000	1,077,817
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	142,000	273,688
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	636,000	1,093,668
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	526,000	1,051,906
United Kingdom Treasury, 4%, 1/22/2060	GBP	310,000	684,654
United Kingdom Treasury, 3.5%, 7/22/2068	GBP	150,000	308,209

			$11,545,769

Total Foreign Bonds			$92,828,802

U.S. Bonds – 37.8%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.472%, 1/17/2032 (i)(z)		$831,201	$1,830
First Union National Bank Commercial Mortgage Trust, FRN, 1.201%, 1/12/2043 (i)(q)(z)		99,669	285

			$2,115

Automotive – 0.7%
Toyota Motor Credit Corp., FRN, 0.908%, 5/17/2016		$1,227,000	$1,227,575

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – 0.5%
Fannie Mae, 5.05%, 1/01/2017	$49,054	$49,649
Fannie Mae, 5.37%, 1/01/2018	37,993	38,882
Fannie Mae, 5.1%, 3/01/2019	58,738	64,407
Fannie Mae, 5.18%, 3/01/2019	58,829	63,270
Freddie Mac, 1.426%, 8/25/2017	455,234	456,597
Freddie Mac, 3.882%, 11/25/2017	89,000	92,233
Freddie Mac, 5.085%, 3/25/2019	43,000	47,086
Freddie Mac, 3.32%, 2/25/2023	5,000	5,417

		$817,541

U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025	$9,843	$10,518
Small Business Administration, 5.09%, 10/01/2025	10,274	11,192
Small Business Administration, 5.21%, 1/01/2026	135,931	148,902
Small Business Administration, 2.22%, 3/01/2033	810,498	818,881

		$989,493

U.S. Treasury Obligations – 36.1%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$742,000	$1,018,743
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,433,400	4,701,478
U.S. Treasury Bonds, 3.625%, 2/15/2044	6,400,000	7,764,250
U.S. Treasury Notes, 4.75%, 8/15/2017	13,315,000	14,046,286
U.S. Treasury Notes, 1.125%, 6/15/2018	3,000,000	3,022,500
U.S. Treasury Notes, 3.5%, 5/15/2020	15,882,000	17,397,619
U.S. Treasury Notes, 1.75%, 5/15/2022	10,200,000	10,371,727
U.S. Treasury Notes, 2.75%, 2/15/2024	1,493,000	1,616,698
U.S. Treasury Notes, 2.25%, 11/15/2025	5,774,000	6,009,244

		$65,948,545

Total U.S. Bonds		$68,985,269

Total Bonds		$161,814,071

MONEY MARKET FUNDS – 10.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	19,461,844	$19,461,844

Total Investments		$181,275,915

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,409,627

Net Assets – 100.0%		$182,685,542

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,765,021, representing 1.0% of net assets.

(q)	Interest received was less than stated coupon rate.

2

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.472%, 1/17/2032	8/25/2003-12/02/2011	$2,840	$1,830
First Union National Bank Commercial Mortgage Trust, FRN, 1.201%, 1/12/2043	12/11/2003-11/30/2011	216	285
Total Restricted Securities			$2,115
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	2,934,490	4/15/16	$2,201,765	$2,248,311	$46,546
BUY	AUD	Merrill Lynch International	1,310,000	4/15/16	914,829	1,003,679	88,850
BUY	AUD	Westpac Banking Corp.	359,514	4/15/16	250,091	275,448	25,357
BUY	CAD	Royal Bank of Scotland Group PLC	2,466,836	4/15/16	1,791,206	1,899,449	108,243
BUY	DKK	Credit Suisse Group	5,784,434	4/15/16	841,740	883,584	41,844
BUY	EUR	Deutsche Bank AG	8,927,534	4/15/16	9,816,406	10,162,066	345,660
BUY	EUR	Goldman Sachs International	16,253,798	4/15/16	17,776,970	18,501,433	724,463
BUY	GBP	Barclays Bank PLC	1,731,580	4/15/16	2,427,329	2,487,062	59,733
BUY	GBP	Morgan Stanley Capital Services, Inc.	1,150,000	4/15/16	1,650,806	1,651,741	935
SELL	GBP	BNP Paribas S.A.	237,842	4/15/16	343,507	341,611	1,896
SELL	GBP	Brown Brothers Harriman	128,000	4/15/16	184,517	183,846	671
SELL	GBP	Goldman Sachs International	1,023,913	4/15/16	1,497,987	1,470,643	27,344
BUY	JPY	Goldman Sachs International	901,038,746	4/15/16	7,613,822	8,008,989	395,167
BUY	JPY	UBS AG	1,413,916,212	4/15/16	12,047,274	12,567,761	520,487
BUY	NZD	Deutsche Bank AG	1,578,000	4/15/16	1,020,928	1,090,073	69,145
BUY	PLN	Goldman Sachs International	24,636	4/15/16	6,140	6,601	461
BUY	SEK	Goldman Sachs International	5,410,149	4/15/16	636,841	666,677	29,836
BUY	SEK	Morgan Stanley Capital Services, Inc.	15,042,000	4/15/16	1,833,824	1,853,582	19,758

							$2,506,396

Liability Derivatives
SELL	AUD	Barclays Bank PLC	153,000	4/15/16	$107,540	$117,224	$(9,684)
SELL	AUD	Goldman Sachs International	3,364,832	4/15/16	2,379,282	2,578,024	(198,742)

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	CAD	Goldman Sachs International	3,588,849	4/15/16	$2,555,415	$2,763,392	$(207,977)
SELL	CAD	Merrill Lynch International	598,153	4/15/16	420,719	460,574	(39,855)
SELL	CAD	Morgan Stanley Capital Services, Inc.	1,268,000	4/15/16	904,264	976,353	(72,089)
SELL	EUR	Deutsche Bank AG	1,108,811	4/15/16-6/15/16	1,234,243	1,263,572	(29,329)
SELL	EUR	Goldman Sachs International	12,929,463	4/15/16	14,107,678	14,717,396	(609,718)
SELL	EUR	HSBC Bank	243,000	4/15/16	270,416	276,603	(6,187)
SELL	EUR	Merrill Lynch International	335,000	4/15/16	364,732	381,325	(16,593)
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,668,000	4/15/16	1,840,021	1,898,657	(58,636)
BUY	GBP	Goldman Sachs International	871,362	4/15/16	1,261,997	1,251,534	(10,463)
SELL	GBP	Deutsche Bank AG	785,000	4/15/16	1,092,795	1,127,493	(34,698)
SELL	GBP	Goldman Sachs International	1,274,000	4/15/16	1,817,232	1,829,842	(12,610)
SELL	GBP	Royal Bank of Scotland Group PLC	131,000	4/15/16	181,815	188,155	(6,340)
BUY	JPY	Goldman Sachs International	29,929,544	4/15/16	266,714	266,032	(682)
SELL	JPY	Deutsche Bank AG	103,571,000	4/15/16	910,456	920,603	(10,147)
SELL	JPY	Goldman Sachs International	293,485,905	4/15/16	2,533,724	2,608,684	(74,960)
SELL	JPY	JPMorgan Chase Bank N.A.	112,613,590	4/15/16	998,879	1,000,979	(2,100)
SELL	JPY	Royal Bank of Scotland Group PLC	26,730,000	4/15/16	235,516	237,592	(2,076)
SELL	NOK	Barclays Bank PLC	474,000	4/15/16	54,339	57,280	(2,941)
SELL	NOK	Goldman Sachs International	44,771,934	4/15/16	5,044,441	5,410,494	(366,053)
SELL	NZD	Goldman Sachs International	2,377,133	4/15/16	1,579,017	1,642,108	(63,091)
SELL	NZD	Westpac Banking Corp.	5,253,542	4/15/16	3,411,545	3,629,115	(217,570)

							$(2,052,541)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$66,938,038	$—	$66,938,038
Non-U.S. Sovereign Debt	—	91,427,489	—	91,427,489
Residential Mortgage-Backed Securities	—	817,541	—	817,541
Commercial Mortgage-Backed Securities	—	2,115	—	2,115
Foreign Bonds	—	2,628,888	—	2,628,888
Mutual Funds	19,461,844	—	—	19,461,844
Total Investments	$19,461,844	$161,814,071	$—	$181,275,915

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$453,855	$—	$453,855

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,172,860
Gross unrealized appreciation	6,365,468
Gross unrealized depreciation	(3,262,413)
Net unrealized appreciation (depreciation)	$3,103,055

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,951,062	42,134,471	(31,623,689)	19,461,844

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,514	$19,461,844

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	48.1%
Japan	14.2%
Italy	8.3%
United Kingdom	6.3%
France	3.5%
Portugal	3.1%
Norway	3.0%
Belgium	2.4%
Spain	2.4%
Other Countries	8.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 2.5%
Rolls-Royce Holdings PLC	69,627	$682,012
United Technologies Corp.	5,858	586,386

		$1,268,398

Alcoholic Beverages – 4.8%
AmBev S.A., ADR	104,205	$539,782
Carlsberg A.S., “B”	6,808	648,727
Diageo PLC	18,750	506,682
Pernod Ricard S.A.	7,068	788,182

		$2,483,373

Apparel Manufacturers – 6.2%
Burberry Group PLC	31,772	$622,884
Compagnie Financiere Richemont S.A.	3,125	206,535
LVMH Moet Hennessy Louis Vuitton S.A.	6,362	1,089,517
NIKE, Inc., “B”	5,699	350,318
Samsonite International S.A.	136,500	457,502
VF Corp.	6,914	447,751

		$3,174,507

Broadcasting – 2.7%
Time Warner, Inc.	5,335	$387,054
Twenty-First Century Fox, Inc.	27,223	758,977
Walt Disney Co.	2,311	229,505

		$1,375,536

Brokerage & Asset Managers – 1.7%
Blackstone Group LP	9,133	$256,181
Charles Schwab Corp.	9,311	260,894
Franklin Resources, Inc.	8,728	340,828

		$857,903

Business Services – 12.8%
Accenture PLC, “A”	14,861	$1,714,959
Brenntag AG	5,545	316,745
Cognizant Technology Solutions Corp., “A” (a)	15,729	986,208
Compass Group PLC	36,571	645,008
Equifax, Inc.	4,517	516,248
Experian Group Ltd.	25,409	454,346
Fidelity National Information Services, Inc.	12,040	762,252
Fiserv, Inc. (a)	4,500	461,610
Intertek Group PLC	15,270	694,571

		$6,551,947

Chemicals – 2.9%
LyondellBasell Industries N.V., “A”	4,014	$343,518
Monsanto Co.	7,779	682,529
PPG Industries, Inc.	4,283	477,512

		$1,503,559

Computer Software – 1.3%
Dassault Systems S.A.	3,044	$241,529
Oracle Corp.	10,015	409,714

		$651,243

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.9%
Apple, Inc.	4,942	$538,629
EMC Corp.	17,139	456,754

		$995,383

Construction – 0.8%
Sherwin-Williams Co.	1,389	$395,407

Consumer Products – 4.1%
Colgate-Palmolive Co.	10,209	$721,266
Hengan International Group Co. Ltd.	42,500	368,715
L’Oréal	3,549	635,847
Reckitt Benckiser Group PLC	3,746	362,087

		$2,087,915

Electrical Equipment – 4.9%
Amphenol Corp., “A”	6,384	$369,123
Danaher Corp.	6,582	624,369
Mettler-Toledo International, Inc. (a)	1,765	608,501
Schneider Electric S.A.	2,866	181,128
W.W. Grainger, Inc.	3,079	718,731

		$2,501,852

Electronics – 4.8%
Microchip Technology, Inc.	3,977	$191,691
Samsung Electronics Co. Ltd.	238	273,047
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,414	1,242,247
Texas Instruments, Inc.	13,053	749,503

		$2,456,488

Food & Beverages – 7.5%
Chr. Hansen Holding A.S.	2,664	$178,834
Danone S.A.	12,859	914,662
M. Dias Branco S.A. Industria e Comercio de Alimentos	9,542	178,784
Mead Johnson Nutrition Co., “A”	11,680	992,450
Nestle S.A.	14,218	1,062,413
Want Want China Holdings Ltd.	740,000	548,512

		$3,875,655

Food & Drug Stores – 2.5%
CVS Health Corp.	8,452	$876,726
Sundrug Co. Ltd.	5,300	396,517

		$1,273,243

General Merchandise – 1.0%
Dollarama, Inc.	3,944	$277,530
Lojas Renner S.A.	45,590	263,601

		$541,131

Internet – 5.4%
Alibaba Group Holding Ltd., ADR (a)	6,325	$499,865
Alphabet, Inc., “A” (a)	2,258	1,722,628
Baidu, Inc., ADR (a)	1,242	237,073
NAVER Corp.	588	327,524

		$2,787,090

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 1.9%
Colfax Corp. (a)	12,786	$365,552
Fastenal Co. (l)	6,440	315,560
Schindler Holding AG	1,712	315,675

		$996,787

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	5,258	$361,172

Medical Equipment – 7.5%
Abbott Laboratories	22,386	$936,406
Cooper Cos., Inc.	4,247	653,911
Dentsply Sirona, Inc.	4,818	296,933
Sonova Holding AG	2,838	362,442
Thermo Fisher Scientific, Inc.	8,194	1,160,188
Waters Corp. (a)	3,382	446,153

		$3,856,033

Oil Services – 0.8%
Schlumberger Ltd.	5,465	$403,044

Other Banks & Diversified Financials – 5.9%
Credicorp Ltd.	3,630	$475,566
HDFC Bank Ltd.	39,581	640,223
Julius Baer Group Ltd.	11,526	495,059
MasterCard, Inc., “A”	4,183	395,294
Visa, Inc., “A”	13,369	1,022,461

		$3,028,603

Pharmaceuticals – 2.6%
Eli Lilly & Co.	7,643	$550,372
Roche Holding AG	3,215	791,421

		$1,341,793

Printing & Publishing – 1.2%
Moody’s Corp.	6,634	$640,579

Railroad & Shipping – 1.2%
Union Pacific Corp.	7,689	$611,660

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.5%
Whitbread PLC	14,001	$796,313

Specialty Chemicals – 4.8%
Croda International PLC	11,575	$505,221
Ecolab, Inc.	7,540	840,861
Linde AG	1,385	201,806
Nippon Paint Holdings Co. Ltd.	13,400	297,302
Praxair, Inc.	2,749	314,623
Symrise AG	4,941	331,719

		$2,491,532

Specialty Stores – 3.1%
AutoZone, Inc. (a)	1,101	$877,156
TJX Cos., Inc.	8,937	700,214

		$1,577,370

Total Common Stocks		$50,885,516

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	567	$1,162

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			354,759	$354,759

Total Investments	$51,241,437

OTHER ASSETS, LESS LIABILITIES – 0.3%	129,935

Net Assets – 100.0%	$51,371,372

(a)	Non-income producing security.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$50,886,678	$—	$—	$50,886,678
Mutual Funds	354,759	—	—	354,759
Total Investments	$51,241,437	$—	$—	$51,241,437

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,834,460 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $278,565. These loans were collateralized by U.S. Treasury obligations of $283,745.

3

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$41,193,469
Gross unrealized appreciation	11,968,736
Gross unrealized depreciation	(1,920,768)
Net unrealized appreciation (depreciation)	$10,047,968

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	326,287	2,120,941	(2,092,469)	354,759

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$321	$354,759

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	59.1%
United Kingdom	10.2%
France	7.5%
Switzerland	6.3%
China	3.2%
Taiwan	2.4%
Brazil	1.9%
Germany	1.7%
Denmark	1.6%
Other Countries	6.1%

4

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.6%
Aerospace – 3.0%
Honeywell International, Inc.	9,151	$1,025,370
Northrop Grumman Corp.	5,079	1,005,134
Rockwell Collins, Inc.	4,414	407,015
United Technologies Corp.	6,124	613,012

		$3,050,531

Alcoholic Beverages – 0.5%
AmBev S.A., ADR	90,559	$469,096

Apparel Manufacturers – 0.9%
Burberry Group PLC	21,557	$422,621
LVMH Moet Hennessy Louis Vuitton S.A.	3,037	520,098

		$942,719

Automotive – 0.6%
Delphi Automotive PLC	7,594	$569,702

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	5,851	$814,576
Celgene Corp. (a)	4,024	402,762

		$1,217,338

Broadcasting – 1.2%
Twenty-First Century Fox, Inc.	23,165	$645,840
WPP PLC	24,463	571,646

		$1,217,486

Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	2,685	$914,430
Franklin Resources, Inc.	12,070	471,334
NASDAQ, Inc.	10,733	712,457

		$2,098,221

Business Services – 4.4%
Accenture PLC, “A”	7,285	$840,689
Cognizant Technology Solutions Corp., “A” (a)	13,056	818,611
Equifax, Inc.	4,352	497,390
Fidelity National Information Services, Inc.	11,941	755,985
Fiserv, Inc. (a)	5,229	536,391
Gartner, Inc. (a)	5,581	498,662
Global Payments, Inc.	8,254	538,986

		$4,486,714

Cable TV – 1.6%
Charter Communications, Inc., “A” (a)(l)	5,096	$1,031,583
Time Warner Cable, Inc.	2,875	588,283

		$1,619,866

Chemicals – 2.4%
E.I. du Pont de Nemours & Co.	11,351	$718,745
Monsanto Co.	8,606	755,090
Orica Ltd.	22,070	260,026
PPG Industries, Inc.	6,528	727,807

		$2,461,668

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.5%
Adobe Systems, Inc. (a)	8,466	$794,111
Qlik Technologies, Inc. (a)	12,437	359,678
Sabre Corp.	16,932	489,673
Salesforce.com, Inc. (a)	12,460	919,922

		$2,563,384

Computer Software – Systems – 1.8%
Apple, Inc.	6,500	$708,435
Constellation Software, Inc.	815	333,712
Hewlett Packard Enterprise	44,517	789,286

		$1,831,433

Conglomerates – 0.4%
CK Hutchison Holdings Ltd.	31,464	$408,442

Construction – 0.8%
Sherwin-Williams Co.	2,799	$796,791

Consumer Products – 2.2%
Hengan International Group Co. Ltd.	27,500	$238,580
Kimberly-Clark Corp.	4,917	661,386
L’Oréal	3,956	708,766
Newell Rubbermaid, Inc.	15,272	676,397

		$2,285,129

Consumer Services – 0.6%
Priceline Group, Inc. (a)	448	$577,454

Containers – 0.4%
Berry Plastics Group, Inc. (a)	6,179	$223,371
Crown Holdings, Inc. (a)	3,978	197,269

		$420,640

Electrical Equipment – 3.7%
Danaher Corp. (s)	19,587	$1,858,023
Schneider Electric S.A.	13,697	865,636
Tyco International PLC	15,180	557,258
W.W. Grainger, Inc.	2,126	496,272

		$3,777,189

Electronics – 1.9%
Analog Devices, Inc.	5,611	$332,115
Broadcom Corp.	5,216	805,872
Taiwan Semiconductor Manufacturing Co. Ltd.	94,000	473,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,214	293,807

		$1,904,948

Energy – Independent – 2.7%
EOG Resources, Inc.	15,041	$1,091,676
INPEX Corp.	30,400	230,542
Memorial Resource Development Corp. (a)	26,743	272,244
Oil Search Ltd.	95,867	496,771
Pioneer Natural Resources Co.	4,500	633,330

		$2,724,563

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Integrated – 2.1%
BP PLC	223,114	$1,122,046
Exxon Mobil Corp. (s)	11,650	973,824

		$2,095,870

Food & Beverages – 4.5%
Coca-Cola Co.	23,433	$1,087,057
Danone S.A.	12,160	864,942
Mead Johnson Nutrition Co., “A”	6,570	558,253
Mondelez International, Inc.	21,800	874,616
Nestle S.A.	16,345	1,221,349

		$4,606,217

Food & Drug Stores – 1.6%
CVS Health Corp.	9,971	$1,034,292
Sundrug Co. Ltd.	7,900	591,035

		$1,625,327

General Merchandise – 2.6%
Costco Wholesale Corp.	5,088	$801,767
Dollar Tree, Inc. (a)	11,174	921,408
Target Corp.	11,312	930,751

		$2,653,926

Health Maintenance Organizations – 0.9%
UnitedHealth Group, Inc.	6,807	$877,422

Insurance – 3.3%
AIA Group Ltd.	159,400	$903,096
American International Group, Inc.	16,106	870,529
Chubb Ltd.	7,901	941,404
Hiscox Ltd.	47,406	659,761

		$3,374,790

Internet – 4.3%
Alibaba Group Holding Ltd., ADR (a)	5,133	$405,661
Alphabet, Inc., “A” (a)	2,183	1,665,411
Alphabet, Inc., “C” (a)	818	609,369
Facebook, Inc., “A” (a)	11,455	1,307,016
LinkedIn Corp., “A” (a)	3,103	354,828

		$4,342,285

Machinery & Tools – 1.8%
Kubota Corp.	43,400	$592,511
Roper Technologies, Inc.	3,822	698,547
Schindler Holding AG	3,133	577,693

		$1,868,751

Major Banks – 5.8%
Barclays PLC	194,202	$418,384
BNP Paribas	12,226	615,326
BOC Hong Kong Holdings Ltd.	154,000	459,577
Goldman Sachs Group, Inc.	3,614	567,326
HSBC Holdings PLC	125,599	782,719
JPMorgan Chase & Co.	18,856	1,116,652
Sumitomo Mitsui Financial Group, Inc.	27,100	821,584
Wells Fargo & Co.	24,549	1,187,190

		$5,968,758

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 0.6%
McKesson Corp.	4,106	$645,669

Medical Equipment – 3.9%
Cooper Cos., Inc.	3,393	$522,420
Medtronic PLC	14,710	1,103,250
Stryker Corp.	10,142	1,088,135
Terumo Corp.	13,700	491,177
VWR Corp. (a)	29,456	797,079

		$4,002,061

Metals & Mining – 0.8%
Rio Tinto Ltd.	30,716	$862,685

Natural Gas – Distribution – 0.7%
China Resources Gas Group Ltd.	160,000	$456,857
Engie	19,583	303,947

		$760,804

Natural Gas – Pipeline – 0.9%
Enbridge, Inc.	12,460	$485,065
Enterprise Products Partners LP	15,716	386,928

		$871,993

Network & Telecom – 1.1%
Cisco Systems, Inc.	38,963	$1,109,277

Oil Services – 0.6%
Schlumberger Ltd.	8,697	$641,404

Other Banks & Diversified Financials – 8.9%
ABN AMRO Group N.V., GDR (a)	27,077	$554,750
Aeon Credit Service Co. Ltd.	20,600	486,149
American Express Co.	6,739	413,775
Credicorp Ltd.	3,883	508,712
Discover Financial Services	10,308	524,883
Element Financial Corp.	43,070	464,277
HDFC Bank Ltd.	50,353	814,461
Intesa Sanpaolo S.p.A.	204,623	566,734
Julius Baer Group Ltd.	10,984	471,779
Kasikornbank Co. Ltd.	76,600	381,040
KBC Groep N.V.	9,209	475,062
Lloyds TSB Group PLC	747,144	729,912
UBS AG	56,141	904,398
Visa, Inc., “A”	17,042	1,303,372
Wintrust Financial Corp.	10,706	474,704

		$9,074,008

Pharmaceuticals – 4.5%
Allergan PLC (a)(s)	3,200	$857,696
Eli Lilly & Co.	12,751	918,200
Novartis AG	15,854	1,149,211
Roche Holding AG	4,854	1,194,885
Santen Pharmaceutical Co. Ltd.	31,600	475,355

		$4,595,347

Printing & Publishing – 0.7%
Reed Elsevier N.V.	39,742	$693,938

Railroad & Shipping – 0.8%
Union Pacific Corp.	10,697	$850,946

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 2.1%
Aramark	23,650	$783,288
Whitbread PLC	11,080	630,180
YUM! Brands, Inc.	9,415	770,618

		$2,184,086

Specialty Chemicals – 1.5%
Akzo Nobel N.V.	8,994	$613,033
LG Chem Ltd.	1,338	383,172
Linde AG	3,724	542,617

		$1,538,822

Specialty Stores – 1.7%
Amazon.com, Inc. (a)	1,156	$686,248
Gap, Inc.	13,667	401,810
Urban Outfitters, Inc. (a)	20,536	679,536

		$1,767,594

Telecommunications – Wireless – 2.4%
American Tower Corp., REIT	6,914	$707,786
KDDI Corp.	44,700	1,193,906
Mobile TeleSystems PJSC	18,485	66,060
Philippine Long Distance Telephone Co.	4,060	174,586
Vodafone Group PLC	113,669	361,125

		$2,503,463

Telephone Services – 1.3%
BT Group PLC	60,881	$385,174
Hellenic Telecommunications Organization S.A.	34,452	311,663
TDC A.S.	56,303	275,561
Verizon Communications, Inc.	7,125	385,320

		$1,357,718

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Tobacco – 1.2%
Japan Tobacco, Inc.	17,400	$725,097
Reynolds American, Inc.	10,496	528,054

		$1,253,151

Trucking – 0.5%
Yamato Holdings Co. Ltd.	23,700	$473,179

Utilities – Electric Power – 2.6%
CMS Energy Corp.	34,835	$1,478,397
Enel S.p.A.	116,239	515,581
NextEra Energy, Inc.	5,583	660,692

		$2,654,670

Total Common Stocks		$100,677,475

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	6,485	$13,294

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			155,707	$155,707

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)			83,100	$83,100

Total Investments				$100,929,576

OTHER ASSETS, LESS LIABILITIES – 1.1%				1,141,785

Net Assets – 100.0%				$102,071,361

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2016, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2016, the fund had cash collateral of $10,964 and other liquid securities with an aggregate value of $578,233 to cover any commitments for securities sold short. At March 31, 2016, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$65,240,860	$—	$—	$65,240,860
United Kingdom	6,946,253	—	—	6,946,253
Japan	6,080,534	—	—	6,080,534
Switzerland	5,519,316	—	—	5,519,316
France	3,878,716	—	—	3,878,716
Netherlands	1,861,721	—	—	1,861,721
Hong Kong	1,771,114	—	—	1,771,114
Canada	1,283,054	—	—	1,283,054
China	1,101,098	—	—	1,101,098
Other Countries	6,942,043	66,060	—	7,008,103
Mutual Funds	238,807	—	—	238,807
Total Investments	$100,863,516	$66,060	$—	$100,929,576

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $26,063,227 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $907,696. These loans were collateralized by cash of $83,100 and U.S. Treasury obligations of $847,877.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$93,357,548
Gross unrealized appreciation	15,623,254
Gross unrealized depreciation	(8,051,226)
Net unrealized appreciation (depreciation)	$7,572,028

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	110,139	4,134,562	(4,088,994)	155,707

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$429	$155,707

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	65.3%
United Kingdom	6.8%
Japan	5.9%
Switzerland	5.4%
France	3.8%
Netherlands	1.8%
Hong Kong	1.7%
Canada	1.3%
China	1.1%
Other Countries	6.9%

5

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.9%
Aerospace – 1.1%
Cobham PLC	203,056	$633,148
Honeywell International, Inc.	29,699	3,327,773
Lockheed Martin Corp.	13,444	2,977,846
Northrop Grumman Corp.	2,125	420,538
United Technologies Corp.	21,745	2,176,675

		$9,535,980

Airlines – 0.1%
Air Canada (a)	85,061	$586,831

Alcoholic Beverages – 0.7%
AmBev S.A., ADR	114,520	$593,214
Heineken N.V.	34,181	3,097,951
Pernod Ricard S.A.	22,467	2,505,389

		$6,196,554

Apparel Manufacturers – 0.1%
Li & Fung Ltd.	962,000	$569,212

Automotive – 0.5%
General Motors Co.	34,474	$1,083,518
Johnson Controls, Inc.	24,795	966,261
Magna International, Inc.	33,712	1,449,194
USS Co. Ltd.	38,600	616,667

		$4,115,640

Biotechnology – 0.1%
Gilead Sciences, Inc.	9,667	$888,011

Broadcasting – 0.6%
Nippon Television Holdings, Inc.	15,400	$254,101
Omnicom Group, Inc.	26,967	2,244,463
ProSiebenSat.1 Media AG	24,439	1,256,556
Time Warner, Inc.	14,815	1,074,828
Viacom, Inc., “B”	11,388	470,097

		$5,300,045

Brokerage & Asset Managers – 0.4%
BlackRock, Inc.	4,524	$1,540,739
Computershare Ltd.	47,748	357,960
Daiwa Securities Group, Inc.	86,000	529,013
Franklin Resources, Inc.	13,673	533,931

		$2,961,643

Business Services – 1.6%
Accenture PLC, “A”	35,863	$4,138,590
Amadeus IT Holding S.A.	43,025	1,845,232
Bunzl PLC	55,431	1,610,566
Compass Group PLC	134,095	2,365,052
Fidelity National Information Services, Inc.	7,939	502,618
Nomura Research, Inc.	54,700	1,842,045
SGS S.A.	551	1,164,403

		$13,468,506

Cable TV – 0.3%
Comcast Corp., “A”	44,081	$2,692,467

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.5%
3M Co.	27,228	$4,537,002
Givaudan S.A.	757	1,484,792
LyondellBasell Industries N.V., “A”	24,615	2,106,552
Monsanto Co.	6,005	526,879
Orica Ltd.	53,430	629,506
PPG Industries, Inc.	27,261	3,039,329
Yara International A.S.A.	15,283	575,142

		$12,899,202

Computer Software – 0.4%
Aspen Technology, Inc. (a)	11,756	$424,744
Cadence Design Systems, Inc. (a)	50,454	1,189,705
Oracle Corp.	39,518	1,616,681

		$3,231,130

Computer Software – Systems – 0.4%
Hon Hai Precision Industry Co. Ltd.	510,000	$1,343,773
International Business Machines Corp.	12,564	1,902,818

		$3,246,591

Construction – 0.3%
Geberit AG	2,314	$864,667
Owens Corning	20,987	992,265
Stanley Black & Decker, Inc.	4,407	463,660

		$2,320,592

Consumer Products – 1.5%
Kao Corp.	65,000	$3,467,013
Kobayashi Pharmaceutical Co. Ltd.	12,800	1,123,675
KOSE Corp.	5,600	544,849
Procter & Gamble Co.	30,328	2,496,298
Reckitt Benckiser Group PLC	25,763	2,490,241
Svenska Cellulosa Aktiebolaget	72,232	2,257,292

		$12,379,368

Containers – 0.3%
Brambles Ltd.	247,120	$2,295,890
Crown Holdings, Inc. (a)	8,153	404,307

		$2,700,197

Electrical Equipment – 1.2%
Danaher Corp.	17,111	$1,623,149
IMI PLC	38,215	522,792
Legrand S.A.	21,940	1,229,427
Pentair PLC	7,924	429,956
Schneider Electric S.A.	20,382	1,288,121
Siemens AG	23,702	2,512,302
Spectris PLC	26,071	690,476
Tyco International PLC	38,405	1,409,848

		$9,706,071

Electronics – 1.7%
Analog Devices, Inc.	22,548	$1,334,616
Halma PLC	73,043	956,236
Hirose Electric Co. Ltd.	8,000	882,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Intel Corp.	30,198	$976,905
NVIDIA Corp.	34,501	1,229,271
Samsung Electronics Co. Ltd.	1,332	1,528,143
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	167,865	4,398,063
Texas Instruments, Inc.	57,236	3,286,491

		$14,591,861

Energy – Independent – 0.5%
Cairn Energy PLC (a)	121,429	$348,805
EOG Resources, Inc.	7,499	544,277
Occidental Petroleum Corp.	15,582	1,066,276
Valero Energy Corp.	36,001	2,309,104

		$4,268,462

Energy – Integrated – 1.5%
BP PLC	262,084	$1,318,027
Chevron Corp.	12,279	1,171,417
China Petroleum & Chemical Corp.	1,970,000	1,292,619
Exxon Mobil Corp.	43,232	3,613,763
LUKOIL PJSC, ADR	10,509	403,703
OAO Gazprom, ADR	120,854	521,243
Royal Dutch Shell PLC, “A”	57,528	1,391,397
Royal Dutch Shell PLC, “B”	57,099	1,394,143
Suncor Energy, Inc.	28,996	807,534
TOTAL S.A.	17,204	784,232

		$12,698,078

Engineering – Construction – 0.2%
Bouygues S.A.	13,077	$533,459
VINCI S.A.	16,739	1,247,027

		$1,780,486

Food & Beverages – 1.9%
Bunge Ltd.	11,473	$650,175
Danone S.A.	50,392	3,584,389
General Mills, Inc.	67,218	4,258,260
Nestle S.A.	64,625	4,828,981
Tyson Foods, Inc., “A”	36,213	2,413,959

		$15,735,764

Food & Drug Stores – 0.6%
Alimentation Couche-Tard, Inc., “B”	17,320	$770,815
CVS Health Corp.	37,843	3,925,454
Wesfarmers Ltd.	9,340	296,765

		$4,993,034

Gaming & Lodging – 0.1%
Sands China Ltd.	147,200	$599,627

General Merchandise – 0.3%
Target Corp.	34,228	$2,816,280

Health Maintenance Organizations – 0.1%
Cigna Corp.	6,995	$959,994

Insurance – 2.3%
Aon PLC	18,443	$1,926,371
Chubb Ltd.	11,718	1,396,200

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Dai-ichi Life Insurance Co. Ltd.	20,200	$244,547
Fairfax Financial Holdings Ltd.	4,442	2,486,733
Hiscox Ltd.	52,830	735,249
MetLife, Inc.	66,625	2,927,503
Prudential Financial, Inc.	27,741	2,003,455
Suncorp-Metway Ltd.	77,177	704,596
Swiss Re Ltd.	16,534	1,528,649
Travelers Cos., Inc.	26,043	3,039,479
Validus Holdings Ltd.	16,194	764,195
Zurich Insurance Group AG	5,101	1,184,601

		$18,941,578

Internet – 0.1%
Facebook, Inc., “A “ (a)	4,271	$487,321

Machinery & Tools – 0.1%
Illinois Tool Works, Inc.	11,373	$1,165,050

Major Banks – 2.0%
Bank of New York Mellon Corp.	46,897	$1,727,217
BNP Paribas	7,504	377,671
BOC Hong Kong Holdings Ltd.	473,000	1,411,558
Goldman Sachs Group, Inc.	8,804	1,382,052
HSBC Holdings PLC	388,806	2,422,994
JPMorgan Chase & Co.	60,838	3,602,826
State Street Corp.	22,440	1,313,189
Sumitomo Mitsui Financial Group, Inc.	13,500	409,276
Toronto-Dominion Bank	14,903	643,282
Wells Fargo & Co.	75,492	3,650,793

		$16,940,858

Medical Equipment – 0.6%
Abbott Laboratories	38,030	$1,590,795
Medtronic PLC	33,047	2,478,525
St. Jude Medical, Inc.	12,804	704,220

		$4,773,540

Metals & Mining – 0.2%
Rio Tinto Ltd.	52,872	$1,484,955

Natural Gas – Distribution – 0.2%
Engie	113,961	$1,768,783

Network & Telecom – 0.3%
Ericsson, Inc., “B”	251,841	$2,522,055

Oil Services – 0.4%
Schlumberger Ltd.	23,046	$1,699,643
Technip	22,104	1,225,161

		$2,924,804

Other Banks & Diversified Financials – 1.5%
Agricultural Bank of China Ltd., “H”	818,000	$294,201
American Express Co.	13,905	853,767
China Construction Bank	1,955,000	1,247,494
DBS Group Holdings Ltd.	125,200	1,428,628
DnB NOR A.S.A.	84,008	993,412
Hachijuni Bank Ltd.	49,000	211,160
ING Groep N.V.	126,575	1,531,035
North Pacific Bank Ltd.	41,500	105,091

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Svenska Handelsbanken AB, “A”	136,458	$1,736,349
U.S. Bancorp	57,172	2,320,611
UBS AG	126,265	2,034,054

		$12,755,802

Pharmaceuticals – 3.4%
Bayer AG	22,642	$2,661,455
Bristol-Myers Squibb Co.	32,762	2,092,837
Eli Lilly & Co.	29,742	2,141,721
GlaxoSmithKline PLC	54,972	1,114,823
Johnson & Johnson (s)	51,270	5,547,414
Merck & Co., Inc.	55,165	2,918,780
Novartis AG	55,436	4,018,397
Pfizer, Inc. (s)	98,917	2,931,900
Roche Holding AG	12,433	3,060,570
Santen Pharmaceutical Co. Ltd.	67,300	1,012,385
Teva Pharmaceutical Industries Ltd., ADR	14,948	799,867

		$28,300,149

Railroad & Shipping – 0.1%
Canadian National Railway Co.	8,947	$558,830
Union Pacific Corp.	6,326	503,233

		$1,062,063

Real Estate – 0.4%
Deutsche Wohnen AG	98,191	$3,053,622
Medical Properties Trust, Inc., REIT	20,330	263,883

		$3,317,505

Restaurants – 0.1%
Greggs PLC	31,702	$494,933

Specialty Chemicals – 0.1%
PTT Global Chemical PLC	709,900	$1,220,834

Specialty Stores – 0.2%
American Eagle Outfitters, Inc.	53,927	$898,963
Esprit Holdings Ltd. (a)	331,000	308,925
GameStop Corp., “A”	18,135	575,424
Just Eat PLC (a)	53,182	288,192

		$2,071,504

Telecommunications – Wireless – 0.9%
Advanced Info Service PLC	61,100	$316,094
KDDI Corp.	173,700	4,639,408
Vodafone Group PLC	712,411	2,263,318

		$7,218,820

Telephone Services – 1.1%
BT Group PLC	391,789	$2,478,723
Nippon Television Holdings, Inc.	15,300	659,064
TDC A.S.	220,519	1,079,275
Verizon Communications, Inc.	86,434	4,674,351

		$8,891,413

Tobacco – 1.9%
Altria Group, Inc.	46,493	$2,913,251
British American Tobacco PLC	39,953	2,346,943

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Tobacco – continued
Imperial Tobacco Group PLC		10,380	$575,906
Japan Tobacco, Inc.		67,800	2,825,377
Philip Morris International, Inc. (s)		64,091	6,287,968
Reynolds American, Inc.		18,112	911,215

			$15,860,660

Trucking – 0.4%
United Parcel Service, Inc., “B”		15,280	$1,611,582
Yamato Holdings Co. Ltd.		107,500	2,146,275

			$3,757,857

Utilities – Electric Power – 0.6%
American Electric Power Co., Inc.		45,548	$3,024,387
Endesa S.A.		39,662	761,366
Korea Electric Power Corp.		16,779	883,260

			$4,669,013

Total Common Stocks			$291,871,123

BONDS – 57.3%
Aerospace – 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$749,000	$793,387

Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	$543,710

Asset-Backed & Securitized – 3.0%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.915%, 1/30/2025 (n)		$1,367,000	$1,351,691
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.583%, 3/15/2028 (n)		1,832,000	1,832,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		1,330,329	1,356,274
CWCapital LLC, 5.223%, 8/15/2048		1,688,180	1,705,380
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.722%, 7/15/2025 (n)		1,757,000	1,726,419
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		750,661	750,442
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.864%, 6/17/2021 (n)		262,248	261,023
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		536,249	536,303
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.768%, 4/25/2025 (n)		1,595,000	1,565,134
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,745,000	1,744,985
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,712,723
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.742%, 6/15/2049		236,633	237,594

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051		$41,873	$41,820
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049		2,310,000	2,362,994
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.968%, 5/15/2021 (n)		937,773	931,840
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/2050		236,764	236,550
Merrill Lynch Mortgage Trust, FRN, 5.837%, 6/12/2050		3,310,000	3,407,579
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,395,069

			$25,155,820

Automotive – 0.7%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$617,037
Delphi Automotive PLC, 4.25%, 1/15/2026		$882,000	920,648
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	800,000	938,223
General Motors Co., 6.6%, 4/01/2036		$794,000	873,709
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	490,000	575,636
Volkswagen Group of America Finance LLC, 2.4%, 5/22/2020		$600,000	587,807
Volkswagen International Finance N.V., 3.75%, 3/29/2049	EUR	550,000	574,995
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	400,000	438,645

			$5,526,700

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/2020		$411,000	$460,547

Broadcasting – 0.4%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	1,125,000	$1,110,122
Omnicom Group, Inc., 3.6%, 4/15/2026		$758,000	776,462
Omnicom Group, Inc., 3.65%, 11/01/2024		357,000	367,862
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	715,000	856,379

			$3,110,825

Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/2025		$1,000,000	$1,013,461
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	516,655
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	846,201

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – continued
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		$676,000	$689,974

			$3,066,291

Building – 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	$369,900
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	825,000	954,655
Owens Corning, Inc., 4.2%, 12/15/2022		$281,000	284,773

			$1,609,328

Business Services – 0.5%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$971,961
Fidelity National Information Services, Inc., 5%, 3/15/2022		717,000	745,830
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		658,000	658,540
Fidelity National Information Services, Inc., 5%, 10/15/2025		386,000	416,829
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,470,000	1,521,503

			$4,314,663

Cable TV – 0.8%
CCO Safari II LLC, 6.384%, 10/23/2035 (n)		$643,000	$709,846
Comcast Corp., 2.75%, 3/01/2023		2,015,000	2,082,237
Comcast Corp., 4.65%, 7/15/2042		512,000	569,529
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	480,249
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	899,647
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	572,699
Sky PLC, 2.5%, 9/15/2026	EUR	700,000	841,623
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	350,000	521,721
Time Warner Cable, Inc., 5.25%, 7/15/2042	GBP	100,000	132,639

			$6,810,190

Chemicals – 0.1%
LyondellBasell Industries N.V., 5%, 4/15/2019		$903,000	$964,722

Computer Software – Systems – 0.3%
Apple, Inc., 2.7%, 5/13/2022		$1,582,000	$1,635,538
Apple, Inc., 3.6%, 7/31/2042	GBP	650,000	966,330

			$2,601,868

Conglomerates – 0.1%
DH Europe Finance S.A., 1%, 7/08/2019	EUR	450,000	$523,464

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Consumer Products – 0.2%
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	570,000	$673,223
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$294,000	314,433
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		577,000	605,940
Whirlpool Corp., 0.625%, 3/12/2020	EUR	375,000	426,013

			$2,019,609

Consumer Services – 0.3%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	$364,428
Priceline Group, Inc., 3.65%, 3/15/2025		$686,000	703,630
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	450,000	475,811
Visa, Inc., 4.15%, 12/14/2035		$690,000	741,482

			$2,285,351

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	350,000	$547,807

Electronics – 0.2%
Tyco Electronics Group S.A., 2.375%, 12/17/2018		$778,000	$786,754
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	850,000	964,155

			$1,750,909

Emerging Market Quasi-Sovereign – 0.9%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,489,000	$1,502,812
Comision Federal de Electricidad, 4.875%, 1/15/2024		669,000	687,398
Empresa Nacional del Petroleo, 6.25%, 7/08/2019		619,000	673,327
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,570,000	1,628,467
Petroleos Mexicanos, 5.5%, 1/21/2021		664,000	688,900
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,180,000	2,379,487

			$7,560,391

Emerging Market Sovereign – 1.1%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	$585,734
Republic of Peru, 7.35%, 7/21/2025		$1,984,000	2,608,960
United Mexican States, 6.5%, 6/10/2021	MXN	91,800,000	5,579,975
United Mexican States, 1.625%, 3/06/2024	EUR	275,000	304,161

			$9,078,830

Issuer	Shares/Par		Value ($)

BONDS – continued
Energy – Independent – 0.1%
Pioneer Natural Resources Co., 7.5%, 1/15/2020		$212,000	$239,660
Pioneer Natural Resources Co., 3.95%, 7/15/2022		419,000	425,482

			$665,142

Energy – Integrated – 0.1%
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	400,000	$413,968

Entertainment – 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	820,000	$954,198

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	$936,310

Food & Beverages – 1.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$442,371
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,130,000	1,174,774
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,479,000	1,598,361
Coca-Cola Co., 0.75%, 3/09/2023	EUR	425,000	487,747
Coca-Cola Co., 1.125%, 3/09/2027	EUR	350,000	398,715
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	653,608
J.M. Smucker Co., 2.5%, 3/15/2020		$1,515,000	1,532,307
J.M. Smucker Co., 4.375%, 3/15/2045		272,000	284,814
Kraft Heinz Co., 5%, 7/15/2035 (n)		308,000	339,684
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		605,000	634,938
Mead Johnson Nutrition Co., 3%, 11/15/2020		800,000	822,091
PepsiCo, Inc., 2.15%, 10/14/2020		2,097,000	2,149,847
PepsiCo, Inc., 3.1%, 7/17/2022		1,671,000	1,783,208
SABMiller Holdings, Inc., 1.875%, 1/20/2020	EUR	140,000	168,769
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$342,000	362,830
Tyson Foods, Inc., 5.15%, 8/15/2044		239,000	267,225
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	420,083

			$13,521,372

Food & Drug Stores – 0.4%
CVS Health Corp., 3.375%, 8/12/2024		$820,000	$861,344
CVS Health Corp., 4.875%, 7/20/2035		364,000	405,849
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,164,000	1,188,102
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	400,000	579,787

			$3,035,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$1,090,000	$1,217,655

Gaming & Lodging – 0.3%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	410,000	$605,877
Whitbread PLC, 3.375%, 10/16/2025	GBP	350,000	511,794
Wyndham Worldwide Corp., 2.5%, 3/01/2018		$742,000	742,140
Wyndham Worldwide Corp., 5.625%, 3/01/2021		400,000	437,784

			$2,297,595

Insurance – 0.6%
Allianz SE, 2.241%, 7/07/2045	EUR	600,000	$643,052
American International Group, Inc., 4.875%, 6/01/2022		$887,000	975,380
American International Group, Inc., 3.75%, 7/10/2025		1,038,000	1,036,763
Aviva PLC, 3.375%, 12/04/2045	EUR	600,000	615,259
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	600,000	750,160
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	650,000	848,993
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	427,639

			$5,297,246

Insurance – Health – 0.2%
UnitedHealth Group, Inc., 2.7%, 7/15/2020		$1,561,000	$1,621,557

Insurance – Property & Casualty – 0.7%
ACE INA Holdings, Inc., 2.3%, 11/03/2020		$267,000	$271,446
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		636,000	648,622
Berkshire Hathaway, Inc., 0.5%, 3/13/2020	EUR	310,000	354,572
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	590,000	703,148
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	400,000	421,956
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$400,000	437,080
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		1,010,000	878,700
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		839,000	864,713
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		505,000	514,322
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	400,000	618,223

			$5,712,782

International Market Quasi-Sovereign – 0.9%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	400,000	$448,165

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/29/2049	GBP	500,000	$656,725
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	600,000	747,020
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	754,155
Statoil A.S.A., 4.25%, 11/23/2041		1,260,000	1,220,127
Statoil A.S.A., FRN, 0.908%, 5/15/2018		759,000	749,391
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,906,876

			$7,482,459

International Market Sovereign – 22.0%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	11,189,000	$10,089,112
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,208,000	1,019,277
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	2,100,000	2,739,557
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	700,000	1,426,245
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,661,000	2,694,802
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	4,093,953
Government of Canada, 2.5%, 6/01/2024	CAD	4,932,000	4,199,994
Government of Canada, 5.75%, 6/01/2033	CAD	3,810,000	4,606,264
Government of Canada, 4%, 6/01/2041	CAD	1,043,000	1,114,611
Government of Japan, 2.1%, 9/20/2024	JPY	16,250,000	171,829
Government of Japan, 0.3%, 12/20/2025	JPY	37,550,000	345,565
Government of Japan, 2.2%, 9/20/2027	JPY	1,329,450,000	14,771,667
Government of Japan, 1.7%, 9/20/2032	JPY	180,000,000	1,974,042
Government of Japan, 1.5%, 3/20/2034	JPY	1,428,000,000	15,250,652
Government of Japan, 2.4%, 3/20/2037	JPY	318,900,000	3,916,736
Government of Japan, 1.8%, 3/20/2043	JPY	699,400,000	8,180,765
Government of Japan, 2%, 3/20/2052	JPY	175,000,000	2,257,748
Government of New Zealand, 5.5%, 4/15/2023	NZD	11,375,000	9,352,036
Government of Norway, 3.75%, 5/25/2021	NOK	42,743,000	5,960,992
Government of Norway, 3%, 3/14/2024	NOK	24,778,000	3,449,582
Kingdom of Belgium, 4%, 3/28/2032	EUR	2,233,000	3,688,780
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,982,000	2,933,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,115,000	$3,318,348
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	1,932,000	3,478,907
Republic of Austria, 1.75%, 10/20/2023	EUR	1,673,000	2,143,383
Republic of France, 1.75%, 5/25/2023	EUR	3,148,000	4,013,753
Republic of France, 6%, 10/25/2025	EUR	3,951,000	6,907,232
Republic of France, 4.75%, 4/25/2035	EUR	1,505,000	2,792,021
Republic of France, 4.5%, 4/25/2041	EUR	1,777,000	3,424,403
Republic of Iceland, 4.875%, 6/16/2016 (n)		$1,518,000	1,525,160
Republic of Ireland, 5.4%, 3/13/2025	EUR	49,000	78,626
Republic of Italy, 3.75%, 3/01/2021	EUR	8,531,000	11,312,157
Republic of Italy, 5.5%, 9/01/2022	EUR	14,485,000	21,481,779
Republic of Italy, 4.75%, 9/01/2028	EUR	2,115,000	3,267,938
United Kingdom Treasury, 5%, 3/07/2018	GBP	2,069,000	3,241,302
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,649,000	3,036,797
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,509,000	2,908,419
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,258,000	3,882,866
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,597,858
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	759,745

			$183,408,259

Local Authorities – 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	489,000	$375,770
Province of Manitoba, 4.15%, 6/03/2020	CAD	430,000	369,043

			$744,813

Major Banks – 2.3%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$760,000	$759,103
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	450,000	643,511
Bank of America Corp., 1.75%, 6/05/2018		$750,000	749,822
Bank of America Corp., 7.625%, 6/01/2019		690,000	803,005
Barclays Bank PLC, 6%, 1/14/2021	EUR	398,000	512,247
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	350,000	528,519
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	533,496
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,359,875
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,714,428

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
HSBC Bank PLC, FRN, 1.258%, 5/15/2018 (n)		$1,833,000	$1,823,320
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,579,000	1,709,233
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		761,000	835,578
Morgan Stanley, 2.2%, 12/07/2018		751,000	756,527
Morgan Stanley, 5.5%, 7/28/2021		850,000	970,057
Morgan Stanley, 1.75%, 3/11/2024	EUR	340,000	388,213
Morgan Stanley, 3.95%, 4/23/2027		$636,000	636,672
Nationwide Building Society, 1.25%, 3/03/2025	EUR	470,000	523,314
PNC Bank N.A., 2.6%, 7/21/2020		$873,000	892,175
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		510,000	557,762
Regions Financial Corp., 2%, 5/15/2018		908,000	902,234
Royal Bank of Scotland Group PLC, 5.5%, 3/23/2020	EUR	450,000	609,348
Wells Fargo & Co., 4.1%, 6/03/2026		$760,000	797,656
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049		374,000	379,026

			$19,385,121

Medical & Health Technology & Services – 0.2%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$459,000	$488,654
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,039,097
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		541,000	530,135

			$2,057,886

Medical Equipment – 0.3%
Medtronic, Inc., 3.5%, 3/15/2025		$1,853,000	$1,977,783
Zimmer Holdings, Inc., 4.25%, 8/15/2035		722,000	704,992

			$2,682,775

Metals & Mining – 0.6%
Barrick North America Finance LLC, 5.75%, 5/01/2043		$1,026,000	$927,501
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	568,039
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	250,000	366,531
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	736,164
Glencore Funding LLC, 4.625%, 4/29/2024		$670,000	556,435
Southern Copper Corp., 6.75%, 4/16/2040		355,000	344,941
Southern Copper Corp., 5.25%, 11/08/2042		754,000	619,297
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/2017	EUR	450,000	523,583

			$4,642,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Midstream – 0.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$664,890
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		764,000	780,078
Energy Transfer Partners LP, 3.6%, 2/01/2023		745,000	646,296
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,245,458
Enterprise Products Operating LLC, 3.9%, 2/15/2024		513,000	518,524
Enterprise Products Operating LLC, 4.85%, 3/15/2044		231,000	216,700
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045		118,000	104,870
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		967,000	846,665
Kinder Morgan, Inc., 2.25%, 3/16/2027	EUR	375,000	373,660
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	793,000	542,317

			$5,939,458

Mortgage-Backed – 3.6%
Fannie Mae, 5.55%, 4/01/2016		$4,253	$4,242
Fannie Mae, 5.749%, 7/01/2016		404,698	404,647
Fannie Mae, 5.05%, 1/01/2017		454,201	459,714
Fannie Mae, 5.6%, 1/01/2017		110	110
Fannie Mae, 5.324%, 6/01/2018		457,059	487,365
Fannie Mae, 3.859%, 7/01/2018		1,263,005	1,328,844
Fannie Mae, 4.57%, 5/01/2019		223,616	243,041
Fannie Mae, 4.6%, 9/01/2019		586,953	641,503
Fannie Mae, 4.45%, 10/01/2019		409,897	447,940
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		3,345,738	3,726,853
Fannie Mae, 4.5%, 7/01/2023 - 10/01/2040		3,378,193	3,699,120
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		1,873,830	2,007,295
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		382,174	431,295
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		598,288	683,206
Fannie Mae, 3.5%, 5/01/2043		2,937,432	3,117,731
Freddie Mac, 4%, 9/01/2044		2,472,988	2,640,627
Freddie Mac, 3.882%, 11/25/2017		278,000	288,099
Freddie Mac, 2.699%, 5/25/2018		705,000	721,880
Freddie Mac, 2.323%, 10/25/2018		447,000	457,862
Freddie Mac, 5.085%, 3/25/2019		30,000	32,850
Freddie Mac, 4.186%, 8/25/2019		650,000	705,941
Freddie Mac, 2.757%, 5/25/2020		168,994	172,586
Freddie Mac, 3.32%, 7/25/2020		899,039	924,490
Freddie Mac, 4%, 7/01/2025		296,931	317,154
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		89,512	100,506
Freddie Mac, 5%, 10/01/2036 - 10/01/2038		602,599	663,084
Freddie Mac, 4.5%, 5/01/2040		422,051	459,861

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 5%, 5/15/2040		$242,366	$269,049
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2045		4,578,841	4,847,912

			$30,284,807

Natural Gas – Distribution – 0.2%
Engie, 3% to 6/02/2019, FRN to 6/29/2049	EUR	500,000	$581,846
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	1,423,550

			$2,005,396

Network & Telecom – 0.8%
AT&T, Inc., 2.45%, 6/30/2020		$739,000	$748,844
British Telecom PLC, 5.75%, 12/07/2028	GBP	250,000	454,084
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,720,000	1,642,667
Orange S.A., 4% to 10/01/2021, FRN to 10/29/2049	EUR	800,000	926,433
Verizon Communications, Inc., 4.5%, 9/15/2020		$997,000	1,100,711
Verizon Communications, Inc., 2.625%, 12/01/2031	EUR	600,000	733,727
Verizon Communications, Inc., 6.4%, 9/15/2033		$1,095,000	1,346,849

			$6,953,315

Oils – 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$849,000	$835,060
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	457,212
Valero Energy Corp., 4.9%, 3/15/2045		977,000	872,348

			$2,164,620

Other Banks & Diversified Financials – 1.3%
Banco de Credito del Peru, 6.125% to 4/24/2022, FRN to 4/24/2027 (n)		$1,510,000	$1,610,038
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	500,000	609,907
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,604,000	1,780,280
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	600,000	702,303
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	380,199
Capital One Bank (USA) N.A., 3.375%, 2/15/2023		978,000	985,499
Discover Bank, 7%, 4/15/2020		1,071,000	1,217,832
Discover Bank, 3.1%, 6/04/2020		501,000	504,673
Intesa Sanpaolo S.p.A, 1.125%, 3/04/2022	EUR	750,000	849,208
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	709,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
KBC Groep N.V., 2.375% to 11/25/2019, FRN to 11/25/2024	EUR	600,000	$696,239
Rabobank Nederland N.V., 4%, 9/19/2022	GBP	350,000	551,468

			$10,597,096

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/2022		$717,000	$731,977

Pharmaceuticals – 1.2%
AbbVie, Inc., 2.5%, 5/14/2020		$2,069,000	$2,106,391
Actavis Funding SCS, 4.85%, 6/15/2044		117,000	124,598
Allergan PLC, 1.875%, 10/01/2017		802,000	805,420
Bayer AG, 3% to 7/01/2020, FRN to 7/01/2075	EUR	605,000	702,198
Bayer AG, 2.375%, 4/02/2075	EUR	265,000	293,933
Biogen, Inc., 5.2%, 9/15/2045		$691,000	766,452
Celgene Corp., 2.875%, 8/15/2020		1,479,000	1,523,306
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		898,000	952,800
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	458,378
Gilead Sciences, Inc., 4.5%, 2/01/2045		1,000,000	1,059,209
Gilead Sciences, Inc., 4.75%, 3/01/2046		559,000	611,877
Johnson & Johnson, 2.05%, 3/01/2023		664,000	666,832
Mylan, Inc., 2.55%, 3/28/2019		319,000	319,338

			$10,390,732

Real Estate – Apartment – 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	500,000	$585,547
Vonovia Finance B.V., FRN, REIT, 4%, 12/29/2049	EUR	600,000	673,352
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	550,000	666,277

			$1,925,176

Real Estate – Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$950,000	$955,265

Real Estate – Retail – 0.2%
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	400,000	$466,676
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$750,000	847,664

			$1,314,340

Restaurants – 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$875,000	$955,909

Retailers – 0.5%
Dollar General Corp., 4.125%, 7/15/2017		$742,000	$765,961
Gap, Inc., 5.95%, 4/12/2021		1,307,000	1,416,057

Issuer	Shares/Par		Value ($)

BONDS – continued
Retailers – continued
Home Depot, Inc., 2.625%, 6/01/2022		$695,000	$718,932
Home Depot, Inc., 3%, 4/01/2026		830,000	871,312
Marks & Spencer Group PLC, 4.75%, 6/12/2025	GBP	300,000	471,866

			$4,244,128

Specialty Chemicals – 0.1%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	$402,540

Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$594,573
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	300,000	395,497

			$990,070

Supranational – 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	$394,263
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	529,828

			$924,091

Telecommunications – Wireless – 0.3%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	350,000	$483,036
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	600,000	683,081
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	354,094
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	819,698
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	350,651

			$2,690,560

Telephone Services – 0.1%
TDC A.S., 1.75%, 2/27/2027	EUR	400,000	$413,349
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	593,610

			$1,006,959

Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$569,503
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$660,000	701,980
Reynolds American, Inc., 8.125%, 6/23/2019		327,000	390,720
Reynolds American, Inc., 3.25%, 6/12/2020		266,000	278,171
Reynolds American, Inc., 4%, 6/12/2022		351,000	381,433
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	283,862
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	957,793

			$3,563,462

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Transportation – Services – 0.3%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)		$376,000	$380,471
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		824,000	1,050,996
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	374,849
Stagecoach Group PLC, 4%, 9/29/2025	GBP	450,000	664,071

			$2,470,387

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.09%, 10/01/2025		$13,285	$14,473
Small Business Administration, 5.21%, 1/01/2026		424,785	465,320
Small Business Administration, 5.31%, 5/01/2027		143,783	160,225
Small Business Administration, 2.22%, 3/01/2033		1,795,347	1,813,916

			$2,453,934

U.S. Treasury Obligations – 5.4%
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		$5,392,000	$7,383,460
U.S. Treasury Bonds, 3.625%, 2/15/2044		3,153,000	3,825,106
U.S. Treasury Notes, 1.125%, 6/15/2018		2,356,000	2,373,670
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)		19,390,000	21,240,388
U.S. Treasury Notes, 1.75%, 5/15/2022		4,560,000	4,636,772
U.S. Treasury Notes, 2%, 2/15/2025 (f)		5,828,000	5,952,525

			$45,411,921

Utilities – Electric Power – 0.6%
CMS Energy Corp., 5.05%, 3/15/2022		$954,000	$1,067,283
E.CL S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,215,398
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	350,000	614,516
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$450,000	469,260
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	635,096
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	342,479
PPL Capital Funding, Inc., 5%, 3/15/2044		$473,000	506,998

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	$280,000	$310,524
Transelec S.A., 4.25%, 1/14/2025 (n)	201,000	199,451

		$5,361,005

Total Bonds		$478,538,271

CONVERTIBLE PREFERRED STOCKS – 0.3%
Pharmaceuticals – 0.0%
Allergan PLC, 5.5%			225	$206,807

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%			2,503	$261,313

Utilities – Electric Power – 0.2%
Exelon Corp., 6.5%			36,801	$1,811,713

Total Convertible Preferred Stocks				$2,279,833

PREFERRED STOCKS – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA			24,463	$2,697,351

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	277	$568

Issuer/Expiration Date/Strike Price			Number of Contracts
PUT OPTIONS PURCHASED – 0.0%
FTSE 100 Index – June 2016 @ $5,200			337	$125,844

Issuer
MONEY MARKET FUNDS – 6.1%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			50,567,938	$50,567,938

Total Investments				$826,080,928

OTHER ASSETS, LESS LIABILITIES – 1.1%				9,275,395

Net Assets – 100.0%				$835,356,323

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,105,505, representing 5.3% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	$749,996	$750,442
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	679,257	585,734
Total Restricted Securities			$1,336,176
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	300,000	4/15/16	$225,867	$230,998	$5,131
BUY	CAD	Merrill Lynch International	972,161	4/15/16	683,783	748,559	64,776
BUY	CHF	UBS AG	4,232,000	4/15/16	4,254,934	4,403,320	148,386
BUY	CZK	Citibank N.A.	15,672,000	4/15/16	629,132	659,447	30,315
BUY	DKK	Goldman Sachs International	11,688,660	4/15/16	1,702,989	1,785,467	82,478

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	EUR	Brown Brothers Harriman	1,670,065	4/15/16	$1,809,943	$1,901,007	$91,064
BUY	EUR	Credit Suisse Group	6,551,756	4/15/16	7,122,250	7,457,757	335,507
BUY	EUR	Deutsche Bank AG	25,649,901	4/15/16-6/15/16	28,099,297	29,209,546	1,110,249
BUY	EUR	Goldman Sachs International	8,499,011	4/15/16	9,332,368	9,674,285	341,917
BUY	EUR	JPMorgan Chase Bank N.A.	1,162,000	4/15/16	1,265,390	1,322,686	57,296
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,450,000	4/15/16	1,627,017	1,650,511	23,494
SELL	EUR	Goldman Sachs International	19,611,597	4/15/16-6/17/16	22,385,941	22,365,503	20,438
BUY	GBP	Goldman Sachs International	4,622,271	4/15/16	6,591,054	6,638,952	47,898
BUY	GBP	JPMorgan Chase Bank N.A.	3,399,343	6/17/16	4,882,000	4,883,450	1,450
SELL	GBP	Barclays Bank PLC	83,000	4/15/16	119,562	119,213	349
SELL	GBP	BNP Paribas S.A.	436,012	4/15/16	629,717	626,242	3,475
SELL	GBP	Goldman Sachs International	78,000	4/15/16	112,234	112,031	203
BUY	ILS	Citibank N.A.	2,860,000	4/15/16	729,781	761,495	31,714
BUY	INR	JPMorgan Chase Bank N.A.	58,334,000	4/04/16-5/31/16	860,336	876,348	16,012
BUY	JPY	Brown Brothers Harriman	52,444,260	4/15/16	444,541	466,157	21,616
BUY	JPY	Goldman Sachs International	2,089,371,170	4/15/16	17,863,698	18,571,622	707,924
BUY	JPY	UBS AG	2,421,645,798	4/15/16	20,633,634	21,525,084	891,450
SELL	JPY	JPMorgan Chase Bank N.A.	608,860,153	6/17/16	5,439,000	5,421,375	17,625
BUY	KRW	JPMorgan Chase Bank N.A.	7,720,678,000	5/02/16	6,211,076	6,746,250	535,174
BUY	MYR	JPMorgan Chase Bank N.A.	6,613,756	4/14/16	1,600,812	1,693,804	92,992
BUY	NOK	Goldman Sachs International	371,935,884	6/17/16	43,809,993	44,931,707	1,121,714
BUY	NZD	Citibank N.A.	1,076,000	4/15/16	697,106	743,294	46,188
BUY	NZD	Deutsche Bank AG	3,311,000	4/15/16	2,145,561	2,287,219	141,658
BUY	NZD	Goldman Sachs International	1,656,000	4/15/16	1,073,858	1,143,955	70,097
BUY	NZD	JPMorgan Chase Bank N.A.	1,656,000	4/15/16	1,073,457	1,143,955	70,498
BUY	NZD	Merrill Lynch International	331,000	4/15/16	214,399	228,653	14,254
BUY	PLN	Goldman Sachs International	4,992,931	4/15/16	1,244,383	1,337,867	93,484
BUY	SEK	Deutsche Bank AG	42,750,000	4/15/16	5,222,841	5,267,959	45,118
BUY	SEK	Goldman Sachs International	39,584,836	4/15/16-6/17/16	4,688,555	4,882,146	193,591
SELL	SEK	Goldman Sachs International	87,554,996	6/17/16	10,832,000	10,813,526	18,474
BUY	SGD	Deutsche Bank AG	1,505,000	4/15/16	1,047,612	1,116,547	68,935
BUY	SGD	JPMorgan Chase Bank N.A.	7,239,000	4/15/16	5,177,510	5,370,552	193,042
BUY	TRY	Citibank N.A.	2,638,000	4/15/16	852,187	932,454	80,267
BUY	ZAR	UBS AG	18,564,135	4/15/16	1,095,000	1,254,706	159,706

							$6,995,959

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	21,353,699	6/17/16	$16,379,000	$16,313,385	$(65,615)
SELL	AUD	Goldman Sachs International	335,000	4/15/16	237,384	256,666	(19,282)
SELL	AUD	JPMorgan Chase Bank N.A.	11,514,470	6/17/16	8,683,177	8,796,601	(113,424)
SELL	AUD	Westpac Banking Corp.	6,326,309	4/15/16	4,400,802	4,847,012	(446,210)
BUY	CAD	JPMorgan Chase Bank N.A.	35,370,478	6/17/16	27,371,000	27,236,010	(134,990)
SELL	CAD	Credit Suisse Group	2,792,000	4/15/16	2,002,779	2,149,824	(147,045)
SELL	CAD	Deutsche Bank AG	1,784,000	4/15/16	1,272,268	1,373,669	(101,401)
SELL	CAD	Goldman Sachs International	4,316,000	4/15/16	3,098,374	3,323,295	(224,921)
SELL	CAD	JPMorgan Chase Bank N.A.	19,784,737	6/17/16	14,995,173	15,234,663	(239,490)
SELL	CAD	Morgan Stanley Capital Services, Inc.	375,000	4/15/16	266,836	288,748	(21,912)
SELL	CAD	UBS AG	5,167,949	4/15/16	3,565,627	3,979,290	(413,663)
BUY	CHF	JPMorgan Chase Bank N.A.	648,967	6/17/16	680,000	677,130	(2,870)
SELL	CHF	Deutsche Bank AG	506,000	4/05/16	518,579	526,256	(7,677)
SELL	CHF	JPMorgan Chase Bank N.A.	24,474,677	6/17/16	24,913,988	25,536,806	(622,818)
SELL	DKK	Credit Suisse Group	968,554	4/15/16	140,942	147,949	(7,007)
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	6/17/16	1,568,463	1,606,879	(38,416)
SELL	EUR	Barclays Bank PLC	1,681,000	4/15/16	1,834,909	1,913,455	(78,546)
SELL	EUR	Brown Brothers Harriman	1,465,758	4/15/16	1,625,126	1,668,448	(43,322)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Citibank N.A.	5,806,059	4/15/16	$6,416,403	$6,608,942	$(192,539)
SELL	EUR	Deutsche Bank AG	12,415,760	4/15/16	13,748,863	14,132,656	(383,793)
SELL	EUR	Goldman Sachs International	64,522,820	4/15/16-6/17/16	72,232,059	73,580,563	(1,348,504)
SELL	EUR	JPMorgan Chase Bank N.A.	36,639,688	4/15/16-6/17/16	40,968,318	41,772,569	(804,251)
BUY	GBP	Morgan Stanley Capital Services, Inc.	354,000	4/15/16	516,087	508,449	(7,638)
SELL	GBP	Citibank N.A.	177,148	4/15/16	250,000	254,437	(4,437)
SELL	GBP	Deutsche Bank AG	1,614,000	4/05/16-4/15/16	2,303,509	2,318,167	(14,658)
SELL	GBP	Goldman Sachs International	1,030,305	4/15/16	1,469,957	1,479,824	(9,867)
SELL	GBP	JPMorgan Chase Bank N.A.	45,207,591	6/17/16	64,825,425	64,944,612	(119,187)
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	6/17/16	648,474	671,271	(22,797)
SELL	INR	JPMorgan Chase Bank N.A.	56,970,000	4/04/16-4/11/16	851,192	859,752	(8,560)
BUY	JPY	Deutsche Bank AG	2,335,622,034	4/15/16	20,766,623	20,760,451	(6,172)
BUY	JPY	Goldman Sachs International	35,222,952	4/15/16	313,229	313,083	(146)
SELL	JPY	Brown Brothers Harriman	90,000,000	4/15/16	790,976	799,976	(9,000)
SELL	JPY	Deutsche Bank AG	696,327,495	4/15/16	6,175,700	6,189,389	(13,689)
SELL	JPY	Goldman Sachs International	829,986,238	4/15/16	7,148,928	7,377,430	(228,502)
SELL	JPY	JPMorgan Chase Bank N.A.	3,659,638,068	4/15/16-6/17/16	32,095,324	32,578,155	(482,831)
BUY	KRW	JPMorgan Chase Bank N.A.	593,996,000	6/17/16	520,001	518,426	(1,575)
SELL	KRW	JPMorgan Chase Bank N.A.	7,159,937,100	5/02/16-6/17/16	6,024,705	6,249,518	(224,813)
SELL	MXN	Goldman Sachs International	66,403,975	4/15/16	3,689,094	3,839,174	(150,080)
BUY	NOK	Goldman Sachs International	25,044,717	6/17/16	3,027,001	3,025,527	(1,474)
SELL	NOK	Goldman Sachs International	71,878,127	4/15/16	8,098,488	8,686,161	(587,673)
BUY	NZD	Goldman Sachs International	3,189,069	6/17/16	2,206,001	2,195,956	(10,045)
SELL	NZD	Barclays Bank PLC	994,000	4/15/16	639,282	686,649	(47,367)
SELL	NZD	Deutsche Bank AG	4,643,000	4/15/16	2,985,156	3,207,356	(222,200)
SELL	NZD	Goldman Sachs International	41,323,680	4/15/16-6/17/16	27,487,533	28,473,437	(985,904)
SELL	NZD	UBS AG	893,000	4/15/16	574,512	616,879	(42,367)
SELL	NZD	Westpac Banking Corp.	5,695,056	4/15/16	3,698,255	3,934,110	(235,855)
SELL	SGD	Deutsche Bank AG	1,321,000	4/15/16	925,803	980,039	(54,236)
SELL	SGD	Goldman Sachs International	3,303,000	4/15/16	2,314,325	2,450,467	(136,142)
SELL	SGD	JPMorgan Chase Bank N.A.	2,929,213	4/15/16-6/17/16	2,080,948	2,172,795	(91,847)
SELL	SGD	Merrill Lynch International	991,000	4/15/16	694,455	735,214	(40,759)
BUY	THB	JPMorgan Chase Bank N.A.	56,941,650	5/24/16	1,629,233	1,620,835	(8,398)

							$(9,225,915)

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	1,067	$14,888,710	April - 2016	$2,960,946
BIST 30 Index (Long)	TRY	5,589	20,226,357	April - 2016	1,990,122
Hang Seng China Enterprises Index (Long)	HKD	302	17,522,762	April - 2016	453,115
Hang Seng Index (Long)	HKD	121	16,227,494	April - 2016	292,022
FTSE 100 Index (Long)	GBP	242	21,247,095	June - 2016	116,870
Mex Bolsa Index (Long)	MXN	182	4,837,595	June - 2016	110,292
KOSPI 200 Index (Long)	KRW	30	3,231,899	June - 2016	59,680
AEX 25 Index (Short)	EUR	151	15,110,103	April - 2016	50,534
S&P/TSX 60 Index (Short)	CAD	82	9,937,863	June - 2016	30,814
DAX Index (Long)	EUR	35	9,956,623	June - 2016	6,874

					$6,071,269

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	569	$57,117,788	June - 2016	$200,934
Canadian Treasury Bond 10 yr (Long)	CAD	229	24,875,704	June - 2016	17,711
Japanese Government Bond 10 yr (Short)	JPY	55	73,939,313	June - 2016	23,435
United Kingdom Gilt Bond 10 yr (Long)	GBP	6	1,044,613	June - 2016	1,530

					$243,610

					$6,314,879

Liability Derivatives
Equity Futures
MSCI Singapore Index (Long)	SGD	278	$6,577,453	April - 2016	$(2,804)
OMX 30 Index (Long)	SEK	78	1,291,793	April - 2016	(4,438)
MSCI Taiwan Index (Short)	USD	98	3,155,600	April - 2016	(9,503)
TOPIX Index (Short)	JPY	225	26,939,224	June - 2016	(12,195)
ASX SPI 200 Index (Long)	AUD	89	8,640,439	June - 2016	(17,093)
FTSE JSE Top 40 Index (Short)	ZAR	201	6,370,599	June - 2016	(26,921)
NIFTY Index (Short)	USD	819	12,755,925	April - 2016	(153,244)
FTSE/MIB Index (Long)	EUR	34	3,423,167	June - 2016	(188,539)
IBEX 35 Index (Long)	EUR	90	8,899,412	April - 2016	(322,340)
CAC 40 Index (Long)	EUR	298	14,864,192	April - 2016	(441,568)
Russell 2000 Index (Short)	USD	175	19,418,000	June - 2016	(496,650)
E-Mini S&P 500 Index (Short)	USD	256	26,259,200	June - 2016	(528,128)

					$(2,203,423)

Interest Rate Futures
German Euro Bund 10 yr (Short)	EUR	281	$52,221,545	June - 2016	$(160,856)
U.S. Treasury Note 10 yr (Short)	USD	425	55,416,016	June - 2016	(207,402)

					$(368,258)

					$(2,571,681)

Swap Agreements at 3/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Total Return Swap Agreements
9/20/16	USD	27,680,000	JPMorgan Chase Bank N.A.	(1)	3-Month LIBOR	$522,189

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At March 31, 2016, the fund had cash collateral of $4,272,883 and other liquid securities with an aggregate value of $24,811,189 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$153,368,312	$—	$—	$153,368,312
United Kingdom	27,926,919	125,844	—	28,052,763
Japan	21,512,082	—	—	21,512,082
Switzerland	20,169,114	—	—	20,169,114
France	14,543,659	—	—	14,543,659
Germany	12,181,286	—	—	12,181,286
Canada	7,303,219	—	—	7,303,219
Sweden	6,515,696	—	—	6,515,696
Taiwan	5,741,836	—	—	5,741,836
Other Countries	26,049,824	1,536,928	—	27,586,752
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	47,865,855	—	47,865,855
Non-U.S. Sovereign Debt	—	208,454,030	—	208,454,030
U.S. Corporate Bonds	—	112,616,019	—	112,616,019
Residential Mortgage-Backed Securities	—	30,284,807	—	30,284,807
Commercial Mortgage-Backed Securities	—	14,455,983	—	14,455,983
Asset-Backed Securities (including CDOs)	—	10,699,837	—	10,699,837
Foreign Bonds	—	54,161,740	—	54,161,740
Mutual Funds	50,567,938	—	—	50,567,938
Total Investments	$345,879,885	$480,201,043	$—	$826,080,928

Other Financial Instruments
Futures Contracts	$3,743,198	$—	$—	$3,743,198
Swap Agreements	—	522,189	—	522,189
Forward Foreign Currency Exchange Contracts	—	(2,229,956)	—	(2,229,956)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $116,527,304 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$747,389,226
Gross unrealized appreciation	97,098,562
Gross unrealized depreciation	(18,406,860)
Net unrealized appreciation (depreciation)	$78,691,702

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,979,526	119,757,411	(85,168,999)	50,567,938

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,143	$50,567,938

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	47.2%
Australia	9.9%
United Kingdom	9.1%
France	6.2%
Italy	5.1%
Canada	5.0%
China	3.1%
Switzerland	2.8%
Japan	(3.8)%
Other Countries	15.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2016

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.8%
Agency – Other – 4.6%
Financing Corp., 9.4%, 2/08/2018	$6,495,000	$7,513,903
Financing Corp., 9.8%, 4/06/2018	7,760,000	9,140,760
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,764,019
Financing Corp., STRIPS, 0%, 11/30/2017	10,160,000	9,980,889

		$31,399,571

Asset-Backed & Securitized – 4.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	$1,431,108	$1,459,019
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.906%, 12/17/2018	1,077,449	1,077,319
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	2,966,902	3,003,723
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,597,667
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	1,726,068	1,788,395
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039	1,983,044	2,006,082
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.941%, 9/15/2039	1,882,777	1,951,661
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	151,670
CWCapital Cobalt Ltd., “A4”, FRN, 5.761%, 5/15/2046	2,736,760	2,829,502
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.872%, 7/17/2023 (n)	1,417,000	1,411,392
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.036%, 8/15/2020	960,000	955,376
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.799%, 1/19/2025 (n)	1,470,987	1,449,256
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051	51,481	51,416
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	3,985,116	4,076,539
Morgan Stanley Capital I Trust, “AM”, FRN, 5.666%, 4/15/2049	2,141,000	2,131,014
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,042,518
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	942,807

		$28,925,356

Automotive – 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,017,508
Hyundai Capital America, 2%, 3/19/2018 (n)	1,115,000	1,122,877
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	223,481

		$2,363,866

Issuer	Shares/Par	Value ($)
BONDS – continued
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,307,572

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$568,101

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,770,736

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,328,193

Food & Beverages – 0.0%
Mead Johnson Nutrition Co., 3%, 11/15/2020	$6,000	$6,166

Local Authorities – 0.8%
State of California (Build America Bonds), 7.6%, 11/01/2040	$1,935,000	$2,997,218
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	365,000	373,661
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,727,115

		$5,097,994

Mortgage-Backed – 51.0%
Fannie Mae, 3%, 10/01/2030	$4,523,281	$4,727,413
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	6,442,954	6,897,930
Fannie Mae, 5.75%, 7/01/2016	971,276	971,152
Fannie Mae, 6.5%, 11/01/2016 - 10/01/2037	1,333,018	1,579,560
Fannie Mae, 5.6%, 1/01/2017 - 1/01/2019	469,483	512,213
Fannie Mae, 6%, 4/01/2017 - 7/01/2037	1,853,119	2,107,558
Fannie Mae, 5.5%, 8/01/2017 - 3/01/2038	14,764,137	16,613,821
Fannie Mae, 5.37%, 1/01/2018	381,936	390,879
Fannie Mae, 3.8%, 2/01/2018	609,462	632,274
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	10,565,854	11,670,069
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	34,934,686	37,369,932
Fannie Mae, 4.19%, 3/01/2018	373,262	389,584
Fannie Mae, 3.99%, 4/01/2018	600,000	627,431
Fannie Mae, 3.743%, 6/01/2018	605,356	628,793
Fannie Mae, 5.1%, 3/01/2019	180,733	198,174
Fannie Mae, 4.5%, 6/01/2019 - 4/01/2044	24,738,317	26,927,244
Fannie Mae, 4.837%, 8/01/2019	1,681,658	1,853,075
Fannie Mae, 5.05%, 8/01/2019	305,523	338,117
Fannie Mae, 4.67%, 9/01/2019	515,307	566,137
Fannie Mae, 4.83%, 9/01/2019	363,374	400,705
Fannie Mae, 1.99%, 10/01/2019	973,109	986,420
Fannie Mae, 1.97%, 11/01/2019	375,359	381,613
Fannie Mae, 4.88%, 3/01/2020	278,394	298,221
Fannie Mae, 4.14%, 8/01/2020	436,222	478,736
Fannie Mae, 2.56%, 10/01/2021	239,077	244,131
Fannie Mae, 2.67%, 3/01/2022	464,352	483,389
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,603,233
Fannie Mae, 2.73%, 4/01/2023	522,187	545,860
Fannie Mae, 2.41%, 5/01/2023	658,933	675,989
Fannie Mae, 2.55%, 5/01/2023	567,801	587,344
Fannie Mae, 2.59%, 5/01/2023	360,968	374,265

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.5%, 5/01/2025	$194,210	$208,605
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	7,878,350	8,247,436
Fannie Mae, 2.5%, 5/01/2028 - 5/01/2030	2,089,046	2,158,071
Fannie Mae, 3.5%, 1/01/2042 - 3/01/2045	4,188,689	4,408,955
Fannie Mae, 3.5%, 4/01/2043	1,166,026	1,225,089
Fannie Mae, FRN, 0.783%, 5/25/2018	1,366,806	1,366,374
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	7,204,481	7,695,698
Freddie Mac, 3.154%, 2/25/2018	2,032,010	2,092,289
Freddie Mac, 5%, 9/01/2018 - 6/01/2040	2,216,709	2,435,465
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,533,836
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,837,210
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,809,773
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	4,856,999	5,541,499
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,924,653
Freddie Mac, 4.186%, 8/25/2019	814,000	884,056
Freddie Mac, 1.869%, 11/25/2019	3,000,000	3,045,773
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,588,179
Freddie Mac, 2.313%, 3/25/2020	3,022,000	3,113,542
Freddie Mac, 4.224%, 3/25/2020	1,911,350	2,098,590
Freddie Mac, 3.808%, 8/25/2020	999,000	1,089,729
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,405,599
Freddie Mac, 2.791%, 1/25/2022	1,400,000	1,475,252
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	3,803,003	4,255,815
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,697,497
Freddie Mac, 2.682%, 10/25/2022	1,500,000	1,567,454
Freddie Mac, 4.5%, 11/01/2022 - 2/01/2041	3,157,578	3,427,027
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,404,939
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,159,044
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,777,181
Freddie Mac, 3.3%, 4/25/2023	1,997,044	2,161,531
Freddie Mac, 3.06%, 7/25/2023	886,000	944,371
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,040,830
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,145,081
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,326,587
Freddie Mac, 4%, 7/01/2025 - 11/01/2043	2,944,503	3,144,884
Freddie Mac, 3.01%, 7/25/2025	904,000	951,524
Freddie Mac, 2.5%, 2/01/2028 - 7/01/2028	14,097,927	14,531,379
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	19,278,090	19,990,186
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	860,118	1,008,134
Freddie Mac, 3.5%, 12/01/2041 - 12/01/2045	32,134,576	33,694,010
Freddie Mac, TBA, 4%, 4/01/2046	5,077,000	5,418,507
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	2,901,276	3,306,249
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	7,186,037	7,884,979
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	1,523,314	1,636,734
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	32,477,011	34,383,094
Ginnie Mae, 3%, 7/20/2043	3,854,791	4,001,142
Ginnie Mae, 5.612%, 4/20/2058	177,586	178,403
Ginnie Mae, 6.357%, 4/20/2058	145,116	151,843

		$344,435,360

Municipals – 0.1%
Austin, TX, (Travis, Williamson and Hays Counties) Public Improvement Rev., 5%, 9/01/2026	$750,000	$952,305

Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$625,580

Issuer	Shares/Par	Value ($)
BONDS – continued
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,365,672

U.S. Government Agencies and Equivalents – 3.9%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,516,011
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,561,443
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,154,687
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,269,228
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	2,742,000	2,886,342
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	613,616
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	798,721
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,340,653
Small Business Administration, 6.35%, 4/01/2021	176,137	191,603
Small Business Administration, 6.34%, 5/01/2021	162,215	176,271
Small Business Administration, 6.44%, 6/01/2021	244,924	265,173
Small Business Administration, 6.625%, 7/01/2021	233,606	255,201
Small Business Administration, 6.07%, 3/01/2022	191,384	206,617
Small Business Administration, 4.98%, 11/01/2023	299,426	325,470
Small Business Administration, 4.77%, 4/01/2024	618,996	662,885
Small Business Administration, 5.52%, 6/01/2024	307,077	337,326
Small Business Administration, 4.99%, 9/01/2024	42,124	45,771
Small Business Administration, 5.11%, 4/01/2025	503,327	548,268
Small Business Administration, 2.21%, 2/01/2033	1,137,910	1,144,002
Small Business Administration, 2.22%, 3/01/2033	2,045,879	2,067,039
Small Business Administration, 3.15%, 7/01/2033	1,892,861	1,982,744
Small Business Administration, 3.16%, 8/01/2033	1,049,473	1,101,576
Small Business Administration, 3.62%, 9/01/2033	681,809	739,030
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,925,327
U.S. Department of Housing & Urban Development, 6.36%, 8/01/2016	113,000	113,906
U.S. Department of Housing & Urban Development, 6.59%, 8/01/2016	157,000	157,100

		$26,386,010

U.S. Treasury Obligations – 32.5%
U.S. Treasury Bonds, 7.5%, 11/15/2016	$218,000	$227,410
U.S. Treasury Bonds, 7.875%, 2/15/2021	177,000	232,264

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$3,837,464
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,733,899
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,734,084
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	476,279
U.S. Treasury Bonds, 5.25%, 2/15/2029	284,000	389,923
U.S. Treasury Bonds, 5%, 5/15/2037	488,000	713,948
U.S. Treasury Bonds, 4.375%, 2/15/2038	527,000	712,294
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	19,893,500	27,240,886
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,056,014
U.S. Treasury Bonds, 2.875%, 5/15/2043	15,217,900	16,035,269
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,350,000	4,241,589
U.S. Treasury Bonds, 0.125%, 7/15/2024	17,164,637	17,223,649
U.S. Treasury Notes, 2.625%, 4/30/2016	201,000	201,382
U.S. Treasury Notes, 0.875%, 12/31/2016	21,368,000	21,413,898
U.S. Treasury Notes, 2.625%, 4/30/2018	3,749,000	3,894,712
U.S. Treasury Notes, 2.75%, 2/15/2019	13,302,400	14,017,923
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,731,874
U.S. Treasury Notes, 1%, 6/30/2019	27,685,000	27,759,611
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,503,373

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/30/2020	$4,541,000	$4,704,013
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	2,075,877
U.S. Treasury Notes, 1.75%, 5/15/2022	23,412,000	23,806,164
U.S. Treasury Notes, 2.5%, 8/15/2023	19,487,000	20,766,594
U.S. Treasury Notes, 2%, 8/15/2025	438,000	446,418

		$219,176,811

Utilities – Electric Power – 0.2%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$1,139,000	$1,145,152

Total Bonds		$666,854,445

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	11,476,592	$11,476,592

Total Investments		$678,331,037

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(3,339,955)

Net Assets – 100.0%		$674,991,082

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,207,006, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

Derivative Contracts at 3/31/2016

Futures Contracts at 3/31/2016

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	68	$8,866,563	June - 2016	$16,222
U.S. Treasury Bond 30 yr (Short)	USD	33	5,426,438	June - 2016	53,246

					$69,468

At March 31, 2016, the fund had liquid securities with an aggregate value of $253,328 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/16 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$276,962,392	$—	$276,962,392
Non-U.S. Sovereign Debt	—	1,365,672	—	1,365,672
Municipal Bonds	—	952,305	—	952,305
U.S. Corporate Bonds	—	12,867,001	—	12,867,001
Residential Mortgage-Backed Securities	—	344,435,360	—	344,435,360
Commercial Mortgage-Backed Securities	—	24,032,013	—	24,032,013
Asset-Backed Securities (including CDOs)	—	4,893,343	—	4,893,343
Foreign Bonds	—	1,346,359	—	1,346,359
Mutual Funds	11,476,592	—	—	11,476,592
Total Investments	$11,476,592	$666,854,445	$—	$678,331,037

Other Financial Instruments
Futures Contracts	$69,468	$—	$—	$69,468

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$659,408,002
Gross unrealized appreciation	24,821,249
Gross unrealized depreciation	(5,898,214)
Net unrealized appreciation (depreciation)	$18,923,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,758,836	29,886,278	(71,168,522)	11,476,592

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,875	$11,476,592

5

QUARTERLY REPORT

March 31, 2016

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 93.4%
Aerospace – 1.6%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$2,325,000	$2,412,160
Bombardier, Inc., 6.125%, 1/15/2023 (n)	1,155,000	874,913
Bombardier, Inc., 7.5%, 3/15/2025 (n)	870,000	661,200
CPI International, Inc., 8.75%, 2/15/2018	2,484,000	2,428,110
TransDigm, Inc., 6%, 7/15/2022	390,000	388,538
TransDigm, Inc., 6.5%, 7/15/2024	955,000	947,551

		$7,712,472

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 6.375%, 12/15/2020	$635,000	$657,225
PVH Corp., 4.5%, 12/15/2022	1,030,000	1,055,750

		$1,712,975

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.704%, 12/10/2049	$2,086,863	$182,480
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	1,490,734	114,772
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050 (a)(p)(z)	1,107,503	11

		$297,263

Automotive – 2.8%
Accuride Corp., 9.5%, 8/01/2018	$2,515,000	$2,313,800
Gates Global LLC, 6%, 7/15/2022 (n)	580,000	495,900
Goodyear Tire & Rubber Co., 7%, 5/15/2022	720,000	772,200
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021	2,335,000	2,457,588
Lear Corp., 4.75%, 1/15/2023	1,640,000	1,685,100
Lear Corp., 5.25%, 1/15/2025	935,000	968,894
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	1,030,000	1,060,900
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	1,330,000	1,363,250
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	560,000	585,900
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	1,600,000	1,632,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	620,000	616,900

		$13,952,432

Broadcasting – 2.3%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)	$1,400,000	$1,501,500
AMC Networks, Inc., 5%, 4/01/2024	705,000	707,644
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	650,000	619,125
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	690,000	633,075
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	1,095,000	1,089,525

Issuer	Shares/Par	Value ($)
BONDS – continued
Broadcasting – continued
iHeartMedia, Inc., 9%, 3/01/2021	$1,729,000	$1,203,816
Liberty Media Corp., 8.5%, 7/15/2029	1,840,000	1,904,400
Netflix, Inc., 5.875%, 2/15/2025	670,000	705,175
Netflix, Inc., 5.375%, 2/01/2021	1,145,000	1,195,094
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	1,685,000	1,748,188

		$11,307,542

Building – 3.4%
Allegion PLC, 5.875%, 9/15/2023	$750,000	$789,375
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	2,210,000	2,314,975
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023 (n)	1,380,000	1,462,800
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)	1,135,000	1,152,025
Building Materials Corp. of America, 6%, 10/15/2025 (n)	1,055,000	1,115,663
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	760,000	704,520
Cimpor Financial Operations B.V., 5.75%, 7/17/2024	415,000	300,875
Gibraltar Industries, Inc., 6.25%, 2/01/2021	1,940,000	1,969,100
HD Supply, Inc, 5.75%, 4/15/2024 (z)	215,000	220,913
HD Supply, Inc., 7.5%, 7/15/2020	1,980,000	2,101,275
Headwaters, Inc., 7.25%, 1/15/2019	1,070,000	1,102,100
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,890,000	1,696,275
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,880,000	1,786,000

		$16,715,896

Business Services – 1.5%
Equinix, Inc., 4.875%, 4/01/2020	$1,325,000	$1,370,713
Equinix, Inc., 5.375%, 4/01/2023	1,445,000	1,495,575
Equinix, Inc., 5.375%, 1/01/2022	320,000	333,200
Iron Mountain, Inc., REIT, 6%, 8/15/2023	1,500,000	1,575,000
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	800,000	843,000
NeuStar, Inc., 4.5%, 1/15/2023	2,395,000	1,951,925

		$7,569,413

Cable TV – 6.0%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$2,255,000	$2,260,638
CCO Holdings LLC, 5.25%, 9/30/2022	250,000	257,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	905,000	941,766
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/2021	2,100,000	2,174,571
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	1,395,000	1,452,544

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		$1,445,000	$1,470,288
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		565,000	574,888
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		1,650,000	1,633,500
DISH DBS Corp., 6.75%, 6/01/2021		1,165,000	1,202,863
DISH DBS Corp., 5%, 3/15/2023		1,090,000	961,925
DISH DBS Corp., 5.875%, 11/15/2024		655,000	600,963
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		440,000	453,200
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		860,000	634,250
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022		1,685,000	901,475
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		2,060,000	1,241,150
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		2,315,000	691,606
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	945,000	1,169,405
Lynx I Corp., 5.375%, 4/15/2021 (n)		$553,500	577,024
Lynx II Corp., 6.375%, 4/15/2023 (n)		1,485,000	1,544,400
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		1,015,000	1,103,305
SIRIUS XM Radio, Inc., 4.25%, 5/15/2020 (n)		635,000	645,319
SIRIUS XM Radio, Inc., 4.625%, 5/15/2023 (n)		770,000	757,488
SIRIUS XM Radio, Inc., 6%, 7/15/2024 (n)		655,000	689,388
SIRIUS XM Radio, Inc., 5.375%, 4/15/2025 (n)		950,000	966,625
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,605,000	1,645,125
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,335,000	1,387,572
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	202,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		790,000	790,000
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		735,000	720,300

			$29,651,578

Chemicals – 2.4%
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)		$1,280,000	$1,356,800
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		770,000	835,450
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		950,000	788,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		1,190,000	815,150
INEOS Group Holdings S.A., 6.125%, 8/15/2018 (n)		1,380,000	1,403,281

Issuer	Shares/Par	Value ($)
BONDS – continued
Chemicals – continued
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	$820,000	$592,450
The Chemours Co., 6.625%, 5/15/2023 (n)	1,060,000	863,900
Tronox Finance LLC, 6.375%, 8/15/2020	2,440,000	1,875,750
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	1,580,000	1,185,000
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	1,885,000	1,960,400

		$11,676,681

Computer Software – 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/2019	$561,000	$252,450
VeriSign, Inc., 4.625%, 5/01/2023	2,195,000	2,216,950

		$2,469,400

Computer Software – Systems – 1.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$630,000	$665,828
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	915,000	942,450
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	2,425,000	2,488,656
Western Digital Corp., 10.5%, 4/01/2024 (z)	1,315,000	1,318,288

		$5,415,222

Conglomerates – 2.7%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)	$1,135,000	$896,650
Amsted Industries Co., 5%, 3/15/2022 (n)	2,415,000	2,396,888
BC Mountain LLC, 7%, 2/01/2021 (n)	1,975,000	1,599,750
EnerSys, 5%, 4/30/2023 (n)	2,435,000	2,349,775
Enpro Industries, Inc., 5.875%, 9/15/2022	2,290,000	2,335,800
Entegris, Inc., 6%, 4/01/2022 (n)	1,825,000	1,852,375
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	2,115,000	1,729,013

		$13,160,251

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$158,100
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(n)(d)	807,000	133,155

		$291,255

Consumer Products – 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/01/2017	$570,000	$574,275
Elizabeth Arden, Inc., 7.375%, 3/15/2021	850,000	544,000
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	1,055,000	1,068,188
Spectrum Brands, Inc., 5.75%, 7/15/2025	905,000	961,563

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Products – continued
Spectrum Brands, Inc., 6.375%, 11/15/2020	$1,825,000	$1,921,725

		$5,069,751

Consumer Services – 2.5%
ADT Corp., 4.125%, 6/15/2023	$885,000	$771,056
ADT Corp., 6.25%, 10/15/2021	2,340,000	2,351,700
CEB, Inc., 5.625%, 6/15/2023 (n)	1,660,000	1,689,050
Garda World Security Corp., 7.25%, 11/15/2021 (n)	830,000	639,100
Garda World Security Corp., 7.25%, 11/15/2021 (n)	1,445,000	1,112,650
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)	2,795,000	2,801,988
Monitronics International, Inc., 9.125%, 4/01/2020	1,805,000	1,462,050
Service Corp. International, 5.375%, 5/15/2024	1,220,000	1,290,150

		$12,117,744

Containers – 4.2%
Ardagh Packaging Finance PLC, 7%, 11/15/2020 (n)	$331,765	$316,006
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)	1,360,000	1,400,800
Ball Corp., 5%, 3/15/2022	1,495,000	1,562,275
Berry Plastics Group, Inc., 5.5%, 5/15/2022	2,200,000	2,266,000
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)	500,000	524,063
Crown American LLC, 4.5%, 1/15/2023	2,102,000	2,144,040
Multi-Color Corp., 6.125%, 12/01/2022 (n)	2,070,000	2,101,050
Mustang Merger Corp., 8.5%, 8/15/2021 (n)	35,000	36,138
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	1,652,000	1,610,700
Reynolds Group, 8.25%, 2/15/2021	2,070,000	2,121,750
Reynolds Group, 9.875%, 8/15/2019	367,000	380,074
Reynolds Group, 5.75%, 10/15/2020	1,265,000	1,298,206
Sealed Air Corp., 4.875%, 12/01/2022 (n)	2,250,000	2,340,000
Sealed Air Corp., 5.125%, 12/01/2024 (n)	565,000	586,188
Signode Industrial Group, 6.375%, 5/01/2022 (n)	2,095,000	1,903,831

		$20,591,121

Electrical Equipment – 0.1%
Avaya, Inc., 10.5%, 3/01/2021 (n)	$915,000	$281,363

Electronics – 1.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$1,340,000	$1,072,000
Advanced Micro Devices, Inc., 7%, 7/01/2024	960,000	628,800

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – continued
Micron Technology, Inc., 5.875%, 2/15/2022	$1,045,000	$903,925
Micron Technology, Inc., 5.5%, 2/01/2025	1,470,000	1,191,619
NXP B.V., 5.75%, 2/15/2021 (n)	745,000	780,388
NXP B.V., 5.75%, 3/15/2023 (n)	1,770,000	1,871,775
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,335,000	1,388,400
Sensata Technologies B.V., 5%, 10/01/2025 (n)	855,000	861,413

		$8,698,320

Energy – Independent – 3.3%
Baytex Energy Corp., 5.625%, 6/01/2024 (n)	$800,000	$538,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	1,785,000	499,800
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023	495,000	131,175
Chaparral Energy, Inc., 7.625%, 11/15/2022	2,420,000	459,800
Chesapeake Energy Corp., 5.75%, 3/15/2023	2,530,000	860,200
Concho Resources, Inc., 5.5%, 4/01/2023	1,530,000	1,499,400
EP Energy LLC, 9.375%, 5/01/2020	560,000	282,450
EP Energy LLC, 7.75%, 9/01/2022	2,565,000	1,192,725
Halcon Resources Corp., 8.875%, 5/15/2021	2,140,000	374,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/2020	1,270,000	146,050
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/2021	1,974,000	227,010
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/2021	915,000	105,225
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)	922,000	737,600
Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,715,000	1,269,100
QEP Resources, Inc., 5.25%, 5/01/2023	2,840,000	2,470,800
RSP Permian, Inc., 6.625%, 10/01/2022	1,045,000	1,029,325
Sanchez Energy Corp., 6.125%, 1/15/2023	2,410,000	1,301,400
SM Energy Co., 6.5%, 11/15/2021	1,765,000	1,301,688
SM Energy Co., 6.125%, 11/15/2022	1,060,000	772,740
WPX Energy, Inc., 6%, 1/15/2022	1,385,000	1,011,050

		$16,210,038

Energy – Integrated – 0.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$360,000	$344,680

Entertainment – 1.8%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)	$900,000	$947,250
Cedar Fair LP, 5.25%, 3/15/2021	1,935,000	2,005,144
Cedar Fair LP, 5.375%, 6/01/2024	590,000	610,650

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Entertainment – continued
Cinemark USA, Inc., 5.125%, 12/15/2022	$1,120,000	$1,146,600
Cinemark USA, Inc., 4.875%, 6/01/2023	1,020,000	1,028,619
NCL Corp. Ltd., 5.25%, 11/15/2019 (n)	1,320,000	1,346,400
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	1,700,000	1,746,750

		$8,831,413

Financial Institutions – 5.2%
Aircastle Ltd., 4.625%, 12/15/2018	$835,000	$862,138
Aircastle Ltd., 5.125%, 3/15/2021	1,245,000	1,296,356
Aircastle Ltd., 5.5%, 2/15/2022	865,000	902,299
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,925,000	2,023,656
CIT Group, Inc., 5.5%, 2/15/2019 (n)	1,898,000	1,963,481
CIT Group, Inc., 5.25%, 3/15/2018	1,155,000	1,194,848
CIT Group, Inc., 5%, 8/15/2022	630,000	637,478
Credit Acceptance Co., 6.125%, 2/15/2021	236,000	223,020
Credit Acceptance Co., 7.375%, 3/15/2023 (n)	740,000	704,850
Icahn Enterprises LP, 6%, 8/01/2020	1,520,000	1,478,200
Icahn Enterprises LP, 5.875%, 2/01/2022	2,465,000	2,339,285
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)	1,255,000	1,305,200
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	2,660,000	2,546,950
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	820,000	794,375
Navient Corp., 8%, 3/25/2020	2,430,000	2,417,850
Navient Corp., 7.25%, 1/25/2022	2,070,000	1,935,450
Navient Corp., 6.125%, 3/25/2024	1,055,000	907,300
Navient Corp., 5.875%, 3/25/2021	395,000	357,475
PHH Corp., 6.375%, 8/15/2021	1,720,000	1,517,900

		$25,408,111

Food & Beverages – 1.0%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$1,760,000	$1,800,709
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	440,000	460,548
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	2,355,000	2,437,425

		$4,698,682

Forest & Paper Products – 0.3%
Appvion, Inc., 9%, 6/01/2020 (n)	$1,680,000	$646,800
Tembec Industries, Inc., 9%, 12/15/2019 (n)	1,080,000	745,200

		$1,392,000

Gaming & Lodging – 3.6%
Boyd Gaming Corp., 6.375%, 4/01/2026 (n)	$550,000	$570,625
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	2,105,000	2,178,675

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – continued
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,975,000	$1,975,000
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	1,970,000	2,019,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	1,975,000	2,046,495
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	620,000	649,450
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	1,760,000	1,812,800
MGM Resorts International, 6.625%, 12/15/2021	1,990,000	2,134,275
MGM Resorts International, 6%, 3/15/2023	1,410,000	1,459,350
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	2,290,000	2,347,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	595,000	608,388

		$17,801,558

Industrial – 1.3%
Anixter, Inc., 5.125%, 10/01/2021	$1,485,000	$1,492,425
Dematic S.A., 7.75%, 12/15/2020 (n)	2,785,000	2,750,188
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	2,110,000	2,078,350

		$6,320,963

Insurance – Health – 0.3%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)	$740,000	$771,450
Centene Escrow Corp., 6.125%, 2/15/2024 (n)	740,000	778,850

		$1,550,300

Machinery & Tools – 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,650,000	$1,707,750
CNH Industrial Capital LLC, 4.375%, 11/06/2020	1,965,000	1,930,613
H&E Equipment Services Co., 7%, 9/01/2022	1,965,000	1,994,475
Jurassic Holdings III, Inc., 6.875%, 2/15/2021 (n)	1,805,000	1,245,450
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	1,660,000	908,850

		$7,787,138

Major Banks – 2.1%
Bank of America Corp., 6.3% to 3/10/2016, FRN to 12/29/2049	$670,000	$690,100
Bank of America Corp., FRN, 6.1%, 12/29/2049	4,420,000	4,353,700
Barclays Bank PLC, 7.625%, 11/21/2022	600,000	645,000
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	2,615,000	2,631,998

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	$2,250,000	$2,092,500

		$10,413,298

Medical & Health Technology & Services – 5.6%
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$3,220,000	$2,906,050
Davita Healthcare Partners, Inc., 5%, 5/01/2025	1,735,000	1,717,650
Davita, Inc., 5.125%, 7/15/2024	1,065,000	1,075,650
HCA, Inc., 7.5%, 2/15/2022	2,845,000	3,221,963
HCA, Inc., 5.875%, 3/15/2022	1,435,000	1,553,388
HCA, Inc., 4.75%, 5/01/2023	200,000	203,500
HCA, Inc., 5%, 3/15/2024	1,450,000	1,483,531
HCA, Inc., 4.25%, 10/15/2019	1,260,000	1,298,588
HCA, Inc., 5.375%, 2/01/2025	1,175,000	1,187,855
HCA, Inc., 5.875%, 2/15/2026	880,000	906,400
HealthSouth Corp., 5.75%, 11/01/2024	1,360,000	1,377,680
HealthSouth Corp., 5.125%, 3/15/2023	1,760,000	1,753,400
LifePoint Hospitals, Inc., 5.5%, 12/01/2021	1,005,000	1,050,225
Tenet Healthcare Corp., 8%, 8/01/2020	2,560,000	2,633,600
Tenet Healthcare Corp., 4.5%, 4/01/2021	1,350,000	1,356,750
Tenet Healthcare Corp., 8.125%, 4/01/2022	975,000	1,003,031
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,315,000	1,259,113
Universal Health Services, Inc., 7.625%, 8/15/2020	1,750,000	1,618,750

		$27,607,124

Medical Equipment – 1.4%
Alere, Inc., 6.375%, 7/01/2023 (n)	$1,384,000	$1,453,200
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	1,485,000	1,314,225
Hologic, Inc., 5.25%, 7/15/2022 (n)	2,055,000	2,142,338
Teleflex, Inc., 5.25%, 6/15/2024	1,900,000	1,945,125

		$6,854,888

Metals & Mining – 3.4%
Century Aluminum Co., 7.5%, 6/01/2021 (n)	$1,550,000	$1,147,000
Commercial Metals Co., 4.875%, 5/15/2023	1,653,000	1,462,905
Consol Energy, Inc., 8%, 4/01/2023	1,435,000	1,072,232
Consol Energy, Inc., 5.875%, 4/15/2022	1,610,000	1,160,198
Constellium N.V., 7.875%, 4/01/2021 (n)	710,000	709,382
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	2,366,000	1,697,605
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	652,000	436,840
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	850,000	575,875
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	855,000	523,688

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – continued
GrafTech International Co., 6.375%, 11/15/2020	$2,170,000	$1,296,575
Hudbay Minerals, Inc., 9.5%, 10/01/2020	1,715,000	1,217,650
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	695,000	663,725
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	675,000	641,250
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	466,163
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	984,750
Steel Dynamics, Inc., 5.5%, 10/01/2024	475,000	480,938
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	1,790,000	1,244,050
Suncoke Energy, Inc., 7.625%, 8/01/2019	301,000	291,970
TMS International Corp., 7.625%, 10/15/2021 (n)	1,365,000	798,525

		$16,871,321

Midstream – 5.4%
AmeriGas Finance LLC, 6.75%, 5/20/2020	$2,230,000	$2,285,750
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	1,265,000	1,053,113
Crestwood Midstream Partners LP, 6%, 12/15/2020	1,410,000	1,106,850
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	905,000	678,750
Energy Transfer Equity LP, 7.5%, 10/15/2020	3,335,000	3,209,938
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	790,000	701,125
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	2,710,000	2,405,125
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,800,000	3,974,762
MPLX LP, 5.5%, 2/15/2023 (n)	2,115,000	2,047,424
MPLX LP, 4.5%, 7/15/2023 (n)	393,000	362,415
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,391,000	1,326,666
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,880,000	1,786,000
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,935,000	1,860,019
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,055,000	1,007,525
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021	570,000	447,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022	585,000	415,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	590,000	588,525

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$590,000	$544,275
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	830,000	783,835

		$26,584,897

Network & Telecom – 1.8%
Centurylink, Inc., 7.65%, 3/15/2042	$1,970,000	$1,625,250
Centurylink, Inc., 6.45%, 6/15/2021	1,055,000	1,068,842
Frontier Communications Corp., 9%, 8/15/2031	775,000	666,500
Frontier Communications Corp., 8.125%, 10/01/2018	495,000	528,413
Frontier Communications Corp., 6.25%, 9/15/2021	620,000	573,122
Frontier Communications Corp., 7.125%, 1/15/2023	1,155,000	1,022,175
Frontier Communications Corp., 11%, 9/15/2025 (n)	1,295,000	1,301,475
Telecom Italia Capital, 6%, 9/30/2034	730,000	693,887
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	1,310,000	1,342,750

		$8,822,414

Oil Services – 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,298,000	$1,585,620
Pacific Drilling S.A., 5.375%, 6/01/2020 (n)	1,900,000	598,500
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/2019 (n)	1,035,000	639,113

		$2,823,233

Oils – 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$1,350,000	$1,309,500
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	1,950,000	1,881,750

		$3,191,250

Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$1,447,000	$1,788,246
UBS Group AG, 6.875%, 12/29/2049	1,145,000	1,101,497

		$2,889,743

Pharmaceuticals – 2.4%
Capsugel S.A., 7%, 5/15/2019 (n)(p)	$533,000	$535,665
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	885,000	833,006
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)	1,995,000	2,034,920
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/2025 (n)	495,000	464,063

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$825,000	$760,031
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	740,000	653,050
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	3,395,000	2,851,800
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	1,135,000	908,000
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	455,000	357,744
Vantage Point Imaging, 7.5%, 7/15/2021 (n)	720,000	599,846
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	2,290,000	1,794,788

		$11,792,913

Precious Metals & Minerals – 0.4%
Aurico Gold, Inc., 7.75%, 4/01/2020 (n)	$280,000	$257,600
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	1,860,000	1,697,250

		$1,954,850

Printing & Publishing – 1.4%
American Media, Inc., 13.5%, 6/15/2018 (z)	$194,964	$201,300
Nielsen Finance LLC, 5%, 4/15/2022 (n)	2,680,000	2,747,000
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	1,100,000	1,145,375
TEGNA, Inc., 5.125%, 7/15/2020	515,000	536,244
TEGNA, Inc., 4.875%, 9/15/2021 (n)	920,000	947,600
TEGNA, Inc., 6.375%, 10/15/2023	1,390,000	1,494,250

		$7,071,769

Real Estate – Healthcare – 0.6%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$1,455,000	$1,507,744
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	1,555,000	1,624,975

		$3,132,719

Real Estate – Other – 1.0%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$2,455,000	$2,571,613
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	2,130,000	2,172,600

		$4,744,213

Retailers – 2.1%
Best Buy Co., Inc., 5.5%, 3/15/2021	$1,855,000	$1,959,344
Bon Ton Stores, Inc., 8%, 6/15/2021	437,000	186,818
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	1,430,000	1,236,950
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)	2,455,000	2,602,300
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	1,930,000	1,659,800

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – continued
Rite Aid Corp., 9.25%, 3/15/2020	$755,000	$793,694
Rite Aid Corp., 6.75%, 6/15/2021	605,000	639,031
Rite Aid Corp., 6.125%, 4/01/2023 (n)	845,000	895,700
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	535,000	569,775

		$10,543,412

Specialty Chemicals – 0.9%
Chemtura Corp., 5.75%, 7/15/2021	$2,265,000	$2,231,025
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,065,000	2,015,956

		$4,246,981

Specialty Stores – 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$1,885,000	$2,003,755
Group 1 Automotive, Inc., 5%, 6/01/2022	2,345,000	2,321,550
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	1,665,000	1,744,088

		$6,069,393

Telecommunications – Wireless – 4.8%
Altice S.A., 7.75%, 5/15/2022 (n)	$615,000	$605,209
Crown Castle International Corp., 5.25%, 1/15/2023	1,235,000	1,332,256
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	1,265,000	1,084,738
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	802,000	623,475
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,036,000	1,796,770
Sprint Capital Corp., 6.875%, 11/15/2028	1,915,000	1,397,950
Sprint Corp., 7.875%, 9/15/2023	2,105,000	1,609,883
Sprint Corp., 7.125%, 6/15/2024	2,860,000	2,123,550
Sprint Corp., 7%, 8/15/2020	350,000	278,250
Sprint Nextel Corp., 9%, 11/15/2018 (n)	590,000	618,025
Sprint Nextel Corp., 6%, 11/15/2022	1,985,000	1,451,531
T-Mobile USA, Inc., 6.125%, 1/15/2022	300,000	309,750
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,195,000	1,242,800
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,185,000	1,238,325
T-Mobile USA, Inc., 6.25%, 4/01/2021	2,955,000	3,102,159
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,433,475
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	2,425,000	2,194,625
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	1,050,000	992,250

		$23,435,021

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 5/01/2025	$2,140,000	$2,166,750
Level 3 Financing, Inc., 5.375%, 1/15/2024 (n)	715,000	723,938

		$2,890,688

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – 1.5%
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)	$1,830,000	$1,290,150
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	1,504,000	996,400
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	2,025,000	729,000
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	230,000	148,350
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	1,420,000	1,121,800
Stena AB, 7%, 2/01/2024 (n)	2,505,000	2,076,019
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,405,000	1,113,463
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	585,000	119,925

		$7,595,107

Utilities – Electric Power – 2.1%
Calpine Corp., 5.5%, 2/01/2024	$1,185,000	$1,137,600
Covanta Holding Corp., 7.25%, 12/01/2020	1,570,000	1,621,025
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	400,000
Covanta Holding Corp., 5.875%, 3/01/2024	765,000	742,050
Dynegy, Inc., 7.375%, 11/01/2022	1,625,000	1,503,125
NRG Energy, Inc., 8.25%, 9/01/2020	1,645,000	1,657,338
NRG Energy, Inc., 6.625%, 3/15/2023	1,960,000	1,828,308
NRG Energy, Inc., 6.25%, 7/15/2022	350,000	325,500
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)	1,658,000	1,342,980

		$10,557,926

Total Bonds		$459,128,722

FLOATING RATE LOANS (g)(r) – 3.0%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$1,438,641	$1,418,860

Building – 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	$906,252	$903,797

Cable TV – 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019	$834,781	$827,303

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$1,077,877	$1,066,649

Consumer Services – 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020	$1,157,060	$1,154,890

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – continued
Containers – 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021	$715,049	$712,069

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$601,437	$601,186

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2020	$1,102,953	$1,102,540

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$1,451,914	$1,453,276

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$1,022,211	$1,015,183

Retailers – 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$360,499	$360,724

Transportation – Services – 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$2,880,532	$2,563,674

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$1,791,474	$1,753,406

Total Floating Rate Loans		$14,933,557

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 0.8%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$65,201

Special Products & Services – 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF	45,573	$3,722,858

Total Common Stocks		$3,788,059

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	1,641	$3,364

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			6,767,472	$6,767,472

Total Investments				$484,621,174

OTHER ASSETS, LESS LIABILITIES – 1.4%				6,980,186

Net Assets – 100.0%				$491,601,360

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $178,868,103, representing 36.4% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/2018	12/22/10	$196,205	$201,300
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050	4/12/06	1,080,605	11
HD Supply, Inc, 5.75%, 4/15/2024	3/28/16	215,000	220,913
Western Digital Corp., 10.5%, 4/01/2024	3/30/16	1,315,000	1,318,288
Total Restricted Securities			$1,740,512
% of Net assets			0.4%

8

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	1,106,021	4/15/16	$1,201,290	$1,258,966	$(57,676)

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,301,875	June - 2016	$13,359

At March 31, 2016, the fund had cash collateral of $75,600 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

10

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,791,423	$—	$—	$3,791,423
U.S. Corporate Bonds	—	387,596,102	—	387,596,102
Commercial Mortgage-Backed Securities	—	182,480	—	182,480
Asset-Backed Securities (including CDOs)	—	114,783	—	114,783
Foreign Bonds	—	71,235,357	—	71,235,357
Floating Rate Loans	—	14,933,557	—	14,933,557
Mutual Funds	6,767,472	—	—	6,767,472
Total Investments	$10,558,895	$474,062,279	$—	$484,621,174

Other Financial Instruments
Futures Contracts	$13,359	$—	$—	$13,359
Forward Foreign Currency Exchange Contracts	—	(57,676)	—	(57,676)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$541,674,918
Gross unrealized appreciation	5,107,314
Gross unrealized depreciation	(62,161,058)
Net unrealized appreciation (depreciation)	$(57,053,744)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,842,222	40,265,153	(43,339,903)	6,767,472

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,132	$6,767,472

11

QUARTERLY REPORT

March 31, 2016

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	164,471	$1,611,030

Alcoholic Beverages – 5.5%
AmBev S.A., ADR	171,353	$887,609
Carlsberg A.S., “B”	17,956	1,711,009
Diageo PLC	95,763	2,587,806
Pernod Ricard S.A.	34,080	3,800,403

		$8,986,827

Apparel Manufacturers – 4.3%
Burberry Group PLC	84,340	$1,653,469
Kering S.A.	8,239	1,472,837
LVMH Moet Hennessy Louis Vuitton S.A.	23,138	3,962,473

		$7,088,779

Automotive – 0.4%
Guangzhou Automobile Group Co. Ltd., “H”	662,000	$688,681

Broadcasting – 2.1%
WPP PLC	147,930	$3,456,795

Business Services – 8.9%
Accenture PLC, “A”	41,719	$4,814,373
Amadeus IT Holding S.A.	38,079	1,633,111
Brenntag AG	29,316	1,674,605
Compass Group PLC	212,827	3,753,660
Experian Group Ltd.	60,761	1,086,486
Intertek Group PLC	36,632	1,666,244

		$14,628,479

Computer Software – 3.9%
Dassault Systems S.A.	21,223	$1,683,955
OBIC Co. Ltd.	27,500	1,453,863
SAP AG	41,746	3,377,447

		$6,515,265

Computer Software – Systems – 1.6%
NICE Systems Ltd., ADR	39,731	$2,574,171

Construction – 0.5%
Toto Ltd.	24,200	$754,738

Consumer Products – 4.8%
Hengan International Group Co. Ltd.	84,000	$728,754
L’Oréal	15,525	2,781,495
Reckitt Benckiser Group PLC	36,026	3,482,258
Uni-Charm Corp.	44,200	961,800

		$7,954,307

Containers – 1.0%
Brambles Ltd.	173,756	$1,614,295

Electrical Equipment – 5.2%
Keyence Corp.	1,500	$818,206
Legrand S.A.	16,921	948,183
Mettler-Toledo International, Inc. (a)	7,693	2,652,239
Prysmian S.p.A.	68,211	1,545,360

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Schneider Electric S.A.	40,097	$2,534,088

		$8,498,076

Electronics – 3.9%
ARM Holdings PLC	55,294	$805,278
MediaTek, Inc.	96,000	736,764
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	186,732	4,892,378

		$6,434,420

Energy – Independent – 0.3%
Oil Search Ltd.	110,271	$571,411

Energy – Integrated – 0.6%
Suncor Energy, Inc.	37,358	$1,040,415

Food & Beverages – 7.3%
Chr. Hansen Holding A.S.	1,459	$97,942
Danone S.A.	73,163	5,204,093
Nestle S.A.	78,289	5,849,997
Want Want China Holdings Ltd.	1,101,000	816,097

		$11,968,129

Food & Drug Stores – 2.2%
Dairy Farm International Holdings Ltd.	58,500	$353,340
Loblaw Cos. Ltd.	21,373	1,196,723
Sundrug Co. Ltd.	27,800	2,079,844

		$3,629,907

Gaming & Lodging – 1.3%
Paddy Power PLC	14,928	$2,080,784

Insurance – 2.4%
AIA Group Ltd.	692,400	$3,922,858

Internet – 3.0%
Alibaba Group Holding Ltd., ADR (a)	32,760	$2,589,023
Baidu, Inc., ADR (a)	8,984	1,714,866
NAVER Corp.	1,189	662,288

		$4,966,177

Machinery & Tools – 1.5%
Atlas Copco AB, “A”	29,261	$736,368
GEA Group AG	13,219	646,802
Weir Group PLC	66,267	1,054,549

		$2,437,719

Major Banks – 1.2%
HSBC Holdings PLC	314,687	$1,961,093

Medical & Health Technology & Services – 1.3%
Fresenius Medical Care AG & Co. KGaA	24,779	$2,194,778

Medical Equipment – 4.0%
Essilor International S.A.	14,104	$1,742,112
QIAGEN N.V. (a)	26,707	595,034
Smith & Nephew PLC	82,794	1,365,119
Sonova Holding AG	8,047	1,027,686

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Terumo Corp.	54,200	$1,943,196

		$6,673,147

Network & Telecom – 1.2%
Ericsson, Inc., “B”	203,513	$2,038,076

Other Banks & Diversified Financials – 7.4%
Aeon Credit Service Co. Ltd.	28,800	$679,664
Credicorp Ltd.	8,108	1,062,229
DBS Group Holdings Ltd.	145,900	1,664,831
Grupo Financiero Banorte S.A. de C.V.	193,414	1,090,708
HDFC Bank Ltd.	161,223	2,607,785
Julius Baer Group Ltd.	34,936	1,500,553
UBS AG	225,992	3,640,597

		$12,246,367

Pharmaceuticals – 9.8%
Bayer AG	28,780	$3,382,947
Novartis AG	54,323	3,937,718
Novo Nordisk A.S., “B”	34,461	1,869,214
Roche Holding AG	23,398	5,759,770
Shire PLC	20,575	1,169,917

		$16,119,566

Railroad & Shipping – 2.3%
Canadian National Railway Co.	59,545	$3,719,181

Restaurants – 1.3%
Whitbread PLC	37,043	$2,106,838

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 6.0%
Akzo Nobel N.V.	30,414	$2,073,024
Croda International PLC	29,680	1,295,461
L’Air Liquide S.A.	16,260	1,829,688
Linde AG	16,517	2,406,660
Nippon Paint Holdings Co. Ltd.	25,700	570,198
Symrise AG	26,513	1,779,979

		$9,955,010

Telecommunications – Wireless – 0.6%
SoftBank Corp.	22,200	$1,058,467

Tobacco – 1.9%
ITC Ltd.	219,170	$1,086,376
Japan Tobacco, Inc.	47,900	1,996,099

		$3,082,475

Trucking – 0.3%
Yamato Holdings Co. Ltd.	21,500	$429,255

Total Common Stocks		$163,007,516

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	972,920	$972,920

Total Investments		$163,980,436

OTHER ASSETS, LESS LIABILITIES – 0.4%		630,391

Net Assets – 100.0%		$164,610,827

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$163,007,516	$—	$—	$163,007,516
Mutual Funds	972,920	—	—	972,920
Total Investments	$163,980,436	$—	$—	$163,980,436

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $118,645,377 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$128,049,085
Gross unrealized appreciation	44,168,619
Gross unrealized depreciation	(8,237,268)
Net unrealized appreciation (depreciation)	$35,931,351

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	894,493	5,909,778	(5,831,351)	972,920

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$881	$972,920

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United Kingdom	17.6%
France	15.8%
Switzerland	13.2%
Germany	9.7%
Japan	7.7%
United States	5.6%
China	4.0%
Canada	3.6%
Taiwan	3.4%
Other Countries	19.4%

4

QUARTERLY REPORT

March 31, 2016

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.2%
Aerospace – 0.7%
Cobham PLC	3,218,441	$10,035,411

Alcoholic Beverages – 3.7%
Heineken N.V.	269,131	$24,392,344
Pernod Ricard S.A.	239,714	26,731,510

		$51,123,854

Automotive – 0.5%
USS Co. Ltd.	410,700	$6,561,274

Broadcasting – 0.1%
Fuji Media Holdings, Inc.	15,200	$166,931
Nippon Television Holdings, Inc.	45,200	745,803

		$912,734

Brokerage & Asset Managers – 1.3%
Computershare Ltd.	740,430	$5,550,901
Daiwa Securities Group, Inc.	838,000	5,154,804
IG Group Holdings PLC	623,553	7,164,620

		$17,870,325

Business Services – 10.2%
Amadeus IT Holding S.A.	498,159	$21,364,766
Brenntag AG	188,997	10,795,994
Bunzl PLC	797,338	23,166,912
Compass Group PLC	1,829,960	32,275,261
Intertek Group PLC	164,443	7,479,856
Nomura Research, Inc.	620,100	20,882,127
Secom Co. Ltd.	147,700	10,979,237
SGS S.A.	7,466	15,777,559

		$142,721,712

Chemicals – 2.7%
Givaudan S.A.	12,328	$24,180,342
Orica Ltd.	531,252	6,259,146
Syngenta AG	19,098	7,944,673

		$38,384,161

Computer Software – 2.8%
Cadence Design Systems, Inc. (a)	711,085	$16,767,384
Dassault Systems S.A.	126,831	10,063,501
OBIC Co. Ltd.	190,900	10,092,452
Synopsys, Inc. (a)	40,579	1,965,647

		$38,888,984

Construction – 0.3%
Geberit AG	12,334	$4,608,815

Consumer Products – 9.5%
Colgate-Palmolive Co.	598,139	$42,258,520
Kao Corp.	551,600	29,421,607
Kobayashi Pharmaceutical Co. Ltd.	121,400	10,657,355
KOSE Corp.	26,900	2,617,220
Reckitt Benckiser Group PLC	489,261	47,291,759

		$132,246,461

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 3.0%
Brambles Ltd.	4,485,404	$41,672,043

Electrical Equipment – 3.7%
IMI PLC	1,062,244	$14,531,789
Legrand S.A.	258,093	14,462,467
Schneider Electric S.A.	238,064	15,045,396
Spectris PLC	280,187	7,420,595

		$51,460,247

Electronics – 9.2%
Analog Devices, Inc.	515,808	$30,530,676
ASM International N.V.	96,837	4,337,661
Halma PLC	877,236	11,484,257
Hirose Electric Co. Ltd.	104,500	11,522,902
Infineon Technologies AG	845,134	12,025,781
NVIDIA Corp.	532,118	18,959,364
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	985,682	25,824,868
Texas Instruments, Inc.	232,289	13,338,034

		$128,023,543

Energy – Independent – 0.6%
Cairn Energy PLC (a)	1,032,965	$2,967,190
INPEX Corp.	700,100	5,309,302

		$8,276,492

Food & Beverages – 9.6%
Danone S.A.	726,658	$51,687,268
ITO EN Ltd.	291,500	9,207,717
Kerry Group PLC	27,353	2,548,513
Nestle S.A.	799,314	59,727,223
Toyo Suisan Kaisha Ltd.	278,900	10,011,604

		$133,182,325

Insurance – 4.2%
Euler Hermes Group	39,918	$3,617,463
Fairfax Financial Holdings Ltd.	51,938	29,076,082
Hiscox Ltd.	432,490	6,019,074
Jardine Lloyd Thompson Group PLC	368,139	4,465,204
Sony Financial Holdings, Inc.	220,000	2,810,965
Zurich Insurance Group AG	54,743	12,712,924

		$58,701,712

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	77,700	$2,892,736
Yamaha Corp.	120,700	3,635,639

		$6,528,375

Machinery & Tools – 3.4%
GEA Group AG	361,830	$17,704,230
Glory Ltd.	104,500	3,551,579
Neopost S.A.	126,281	2,654,049
Nordson Corp.	102,344	7,782,238
Schindler Holding AG	28,278	5,214,174
Spirax Sarco Engineering PLC	174,963	9,146,973

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Wartsila Corp.	26,355	$1,192,676

		$47,245,919

Major Banks – 1.2%
Bank of Ireland (a)	14,436,291	$4,188,898
HSBC Holdings PLC	504,966	3,146,890
Sumitomo Mitsui Financial Group, Inc.	299,000	9,064,712

		$16,400,500

Medical Equipment – 1.6%
Nihon Kohden Corp.	453,200	$11,267,081
Terumo Corp.	302,700	10,852,499

		$22,119,580

Network & Telecom – 1.5%
Ericsson, Inc., “B”	2,128,978	$21,320,594

Oil Services – 0.3%
Core Laboratories N.V.	32,169	$3,616,117

Other Banks & Diversified Financials – 5.5%
Chiba Bank Ltd.	632,000	$3,150,313
DnB NOR A.S.A.	1,154,695	13,654,502
Hachijuni Bank Ltd.	620,000	2,671,820
ING Groep N.V.	1,275,972	15,433,998
Joyo Bank Ltd.	892,000	3,059,327
Julius Baer Group Ltd.	88,026	3,780,847
Jyske Bank A.S.	78,692	3,552,165
North Pacific Bank Ltd.	929,100	2,352,779
Svenska Handelsbanken AB, “A”	995,303	12,664,651
Sydbank A.S.	104,344	2,990,818
UBS AG	861,538	13,878,866

		$77,190,086

Pharmaceuticals – 3.4%
Bayer AG	156,306	$18,372,997
Roche Holding AG	69,054	16,998,681
Santen Pharmaceutical Co. Ltd.	784,300	11,798,124

		$47,169,802

Printing & Publishing – 0.2%
Reed Elsevier N.V.	204,052	$3,562,967

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 3.9%
Deutsche Wohnen AG	601,719	$18,712,740
LEG Immobilien AG	91,679	8,643,038
TAG Immobilien AG (l)	350,705	4,744,908
Vonovia SE	608,596	21,900,985

		$54,001,671

Specialty Chemicals – 1.2%
Symrise AG	254,336	$17,075,124

Specialty Stores – 0.4%
Esprit Holdings Ltd. (a)	5,430,058	$5,067,919

Telecommunications – Wireless – 3.2%
KDDI Corp.	1,254,100	$33,496,154
Vodafone Group PLC	3,676,876	11,681,373

		$45,177,527

Telephone Services – 0.4%
TDC A.S.	1,225,059	$5,995,746

Tobacco – 3.9%
British American Tobacco PLC	405,870	$23,841,856
Japan Tobacco, Inc.	730,500	30,441,557

		$54,283,413

Trucking – 1.5%
Yamato Holdings Co. Ltd.	1,039,300	$20,749,985

Total Common Stocks		$1,312,175,418

PREFERRED STOCKS – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA	271,841	$29,973,866

MONEY MARKET FUNDS – 3.5%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	48,987,997	$48,987,997

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	79,880	$79,880

Total Investments		$1,391,217,161

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,086,603

Net Assets – 100.0%		$1,392,303,764

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,342,149,284	$—	$—	$1,342,149,284
Mutual Funds	49,067,877	—	—	49,067,877
Total Investments	$1,391,217,161	$—	$—	$1,391,217,161

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,044,377,073 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,140,055,272
Gross unrealized appreciation	299,474,695
Gross unrealized depreciation	(48,312,806)
Net unrealized appreciation (depreciation)	$251,161,889

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,566,019	52,463,828	(42,041,850)	48,987,997

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,612	$48,987,997

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

Japan	20.6%
United Kingdom	16.0%
United States	13.2%
Switzerland	11.9%
Germany	11.5%
France	8.9%
Australia	3.8%
Netherlands	3.4%
Sweden	2.4%
Other Countries	8.3%

4

QUARTERLY REPORT

March 31, 2016

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 2.0%
United Technologies Corp.	178,804	$17,898,280

Alcoholic Beverages – 1.5%
AmBev S.A., ADR	948,668	$4,914,100
Pernod Ricard S.A.	76,410	8,520,799

		$13,434,899

Apparel Manufacturers – 4.7%
Burberry Group PLC	400,533	$7,852,370
LVMH Moet Hennessy Louis Vuitton S.A.	87,419	14,970,846
NIKE, Inc., “B”	130,788	8,039,538
VF Corp.	156,057	10,106,251

		$40,969,005

Broadcasting – 4.4%
Discovery Communications, Inc., “A” (a)	135,149	$3,869,316
Omnicom Group, Inc.	42,881	3,568,986
Time Warner, Inc.	142,561	10,342,801
Twenty-First Century Fox, Inc.	581,421	16,210,017
Walt Disney Co.	42,910	4,261,392

		$38,252,512

Brokerage & Asset Managers – 3.1%
Blackstone Group LP	155,981	$4,375,267
Charles Schwab Corp.	332,319	9,311,578
CME Group, Inc.	45,286	4,349,720
Franklin Resources, Inc.	223,949	8,745,208

		$26,781,773

Business Services – 12.0%
Accenture PLC, “A”	396,905	$45,802,837
Cognizant Technology Solutions Corp., “A” (a)	296,680	18,601,836
Equifax, Inc.	108,311	12,378,864
Fidelity National Information Services, Inc.	274,986	17,409,364
Fiserv, Inc. (a)	105,477	10,819,831

		$105,012,732

Chemicals – 4.4%
LyondellBasell Industries N.V., “A”	78,867	$6,749,438
Monsanto Co.	201,420	17,672,591
PPG Industries, Inc.	126,274	14,078,288

		$38,500,317

Computer Software – 1.5%
Oracle Corp.	321,686	$13,160,174

Computer Software – Systems – 3.7%
Apple, Inc.	174,732	$19,044,041
EMC Corp.	514,365	13,707,827

		$32,751,868

Construction – 1.1%
Sherwin-Williams Co.	34,260	$9,752,794

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 4.8%
Church & Dwight Co., Inc.	72,368	$6,670,882
Colgate-Palmolive Co.	398,534	28,156,427
L’Oréal	40,867	7,321,827

		$42,149,136

Electrical Equipment – 6.6%
Amphenol Corp., “A”	125,852	$7,276,763
Danaher Corp.	220,642	20,930,100
Mettler-Toledo International, Inc. (a)	41,351	14,256,171
W.W. Grainger, Inc.	65,313	15,246,014

		$57,709,048

Electronics – 4.4%
Microchip Technology, Inc.	90,913	$4,382,007
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	554,024	14,515,429
Texas Instruments, Inc.	343,630	19,731,235

		$38,628,671

Food & Beverages – 4.4%
Danone S.A.	178,756	$12,714,935
Mead Johnson Nutrition Co., “A”	246,272	20,925,732
PepsiCo, Inc.	46,429	4,758,044

		$38,398,711

Food & Drug Stores – 2.6%
CVS Health Corp.	221,330	$22,958,561

Internet – 5.9%
Alphabet, Inc., “A” (a)	67,859	$51,769,631

Machinery & Tools – 1.7%
Colfax Corp. (a)	261,707	$7,482,203
Fastenal Co. (l)	154,218	7,556,682

		$15,038,885

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	153,860	$10,568,643

Medical Equipment – 9.7%
Abbott Laboratories	465,838	$19,486,004
Cooper Cos., Inc.	97,370	14,992,059
Dentsply Sirona, Inc.	144,087	8,880,082
St. Jude Medical, Inc.	68,666	3,776,630
Thermo Fisher Scientific, Inc.	197,914	28,022,643
Waters Corp. (a)	76,687	10,116,549

		$85,273,967

Oil Services – 0.5%
Schlumberger Ltd.	63,225	$4,662,844

Other Banks & Diversified Financials – 5.2%
MasterCard, Inc., “A”	129,181	$12,207,605
Visa, Inc., “A”	436,476	33,381,684

		$45,589,289

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 3.5%
Eli Lilly & Co.	150,731	$10,854,139
Roche Holding AG	42,969	10,577,466
Zoetis, Inc.	201,472	8,931,254

		$30,362,859

Printing & Publishing – 1.5%
Moody’s Corp.	134,106	$12,949,275

Railroad & Shipping – 1.5%
Union Pacific Corp.	163,312	$12,991,470

Specialty Chemicals – 3.2%
Ecolab, Inc.	166,599	$18,579,120
Praxair, Inc.	80,536	9,217,345

		$27,796,465

Specialty Stores – 3.9%
AutoZone, Inc. (a)	21,200	$16,889,828
TJX Cos., Inc.	220,553	17,280,328

		$34,170,156

Total Common Stocks		$867,531,965

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	13,901	$28,497

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			2,767,091	$2,767,091

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)			1,533,050	$1,533,050

Total Investments				$871,860,603

OTHER ASSETS, LESS LIABILITIES – 0.5%				3,962,152

Net Assets – 100.0%				$875,822,755

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$867,560,462	$—	$—	$867,560,462
Mutual Funds	4,300,141	—	—	4,300,141
Total Investments	$871,860,603	$—	$—	$871,860,603

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $54,105,873 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Securities Lending Collateral

At March 31, 2016, the value of securities loaned was $6,649,839. These loans were collateralized by cash of $1,533,050 and U.S. Treasury obligations of $5,243,379.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$683,507,792
Gross unrealized appreciation	213,208,824
Gross unrealized depreciation	(24,856,013)
Net unrealized appreciation (depreciation)	$188,352,811

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,926,148	26,088,255	(27,247,312)	2,767,091

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,741	$2,767,091

4

QUARTERLY REPORT

March 31, 2016

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT – 25.6%
Major Banks – 21.6%
Australia and New Zealand Banking Group Ltd./New York Branch, 0.45%, due 5/10/2016	$15,000,000	$15,000,000
Bank of Montreal/Chicago Branch, 0.37%, due 4/01/2016	15,000,000	15,000,000
Bank of Nova Scotia/Houston Branch, 0.43%, due 4/04/2016	5,000,000	5,000,000
Canadian Imperial Bank of Commerce/New York Branch, 0.39%, due 4/01/2016	5,580,000	5,580,000
Canadian Imperial Bank of Commerce/New York Branch, 0.38%, due 4/04/2016	9,460,000	9,460,000
National Australia Bank/New York Branch, 0.5%, due 5/23/2016	14,900,000	14,900,000
Wells Fargo Bank N.A., 0.53%, due 4/01/2016	14,900,000	14,900,000

		$79,840,000

Other Banks & Diversified Financials – 4.0%
Mizuho Corporate Bank (USA)/New York Branch, 0.6%, due 5/09/2016	$15,000,000	$15,000,000

Total Certificates of Deposit, at Cost and Value		$94,840,000

COMMERCIAL PAPER (y) – 17.9%
Computer Software – Systems – 2.0%
Apple, Inc., 0.356%, due 4/12/2016 (t)	$7,423,000	$7,422,206

Conglomerates – 3.9%
Emerson Electric Co., 0.509%, due 4/21/2016 (t)	$14,536,000	$14,531,962

Energy – Integrated – 3.8%
Chevron Corp., 0.478%, due 4/19/2016 (t)	$14,000,000	$13,996,710

Food & Beverages – 3.9%
Coca-Cola Co., 0.305%, due 4/05/2016 (t)	$10,250,000	$10,249,658
Coca-Cola Co., 0.356%, due 4/11/2016 (t)	4,141,000	4,140,597

		$14,390,255

Internet – 1.6%
Alphabet, Inc., 0.336%, due 4/19/2016 (t)	$6,063,000	$6,062,000

Major Banks – 2.7%
Barclays U.S. Funding LLC, 0.356%, due 4/04/2016 (t)	$10,000,000	$9,999,708

Total Commercial Paper, at Amortized Cost and Value		$66,402,841

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 54.9%
Federal Home Loan Bank, 0.163%, due 4/08/2016	$13,649,000	$13,648,575
Federal Home Loan Bank, 0.325%, due 4/13/2016	8,589,000	8,588,084
Federal Home Loan Bank, 0.315%, due 4/20/2016	6,200,000	6,198,986
Federal Home Loan Bank, 0.295%, due 4/22/2016	1,000,000	999,831
Federal Home Loan Bank, 0.366%, due 4/22/2016	1,009,000	1,008,788
Federal Home Loan Bank, 0.336%, due 4/27/2016	15,250,000	15,246,365
Federal Home Loan Bank, 0.32%, due 5/04/2016	10,010,000	10,007,110
Federal Home Loan Bank, 0.31%, due 5/18/2016	10,970,000	10,965,632
Federal Home Loan Bank, 0.254%, due 5/19/2016	15,095,000	15,089,968
Freddie Mac, 0.244%, due 4/04/2016	3,955,000	3,954,921
Freddie Mac, 0.326%, due 6/13/2016	3,101,000	3,098,988
U.S. Treasury Bill, 0.249%, due 4/07/2016	18,273,000	18,272,254
U.S. Treasury Bill, 0.259%, due 4/07/2016	4,068,000	4,067,827
U.S. Treasury Bill, 0.249%, due 4/14/2016	6,182,000	6,181,453
U.S. Treasury Bill, 0.276%, due 4/14/2016	15,000,000	14,998,531
U.S. Treasury Bill, 0.254%, due 4/21/2016	3,100,000	3,099,569
U.S. Treasury Bill, 0.264%, due 4/21/2016	14,900,000	14,897,848
U.S. Treasury Bill, 0.343%, due 5/05/2016	15,000,000	14,995,219
U.S. Treasury Bill, 0.285%, due 5/12/2016	10,615,000	10,611,615
U.S. Treasury Bill, 0.29%, due 5/19/2016	5,000,000	4,998,100
U.S. Treasury Bill, 0.331%, due 6/02/2016	10,000,000	9,994,403
U.S. Treasury Bill, 0.438%, due 8/18/2016	473,000	472,215
U.S. Treasury Bill, 0.448%, due 8/25/2016	11,650,000	11,629,211

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$203,025,493

Total Investments, at Amortized Cost and Value		$364,268,334

OTHER ASSETS, LESS LIABILITIES – 1.6%		5,858,260

Net Assets – 100.0%		$370,126,594

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $364,268,334.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$364,268,334	$—	$364,268,334

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Subsequent Event

Effective April 29, 2016, the fund changed its name from MFS Money Market Portfolio to MFS U.S. Government Money Market Portfolio.

2

QUARTERLY REPORT

March 31, 2016

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Alcoholic Beverages – 0.5%
AmBev S.A., ADR	398,317	$2,063,282

Apparel Manufacturers – 1.5%
Burberry Group PLC	83,362	$1,634,295
LVMH Moet Hennessy Louis Vuitton S.A.	27,855	4,770,278

		$6,404,573

Automotive – 3.4%
DENSO Corp.	126,700	$5,092,992
GKN PLC	1,531,511	6,352,536
USS Co. Ltd.	157,200	2,511,401

		$13,956,929

Broadcasting – 1.3%
WPP PLC	233,812	$5,463,666

Business Services – 3.5%
Amadeus IT Holding S.A.	66,071	$2,833,616
Brenntag AG	27,616	1,577,497
Cerved Information Solutions S.p.A.	98,830	813,076
Cognizant Technology Solutions Corp., “A” (a)	87,012	5,455,652
Mitsubishi Corp.	132,400	2,242,253
Nomura Research, Inc.	49,700	1,673,668

		$14,595,762

Chemicals – 0.7%
Orica Ltd.	243,617	$2,870,265

Computer Software – 0.4%
Dassault Systems S.A.	21,334	$1,692,762

Conglomerates – 1.0%
CK Hutchison Holdings Ltd.	314,512	$4,082,755

Consumer Products – 3.3%
L’Oréal	34,678	$6,212,991
Reckitt Benckiser Group PLC	76,156	7,361,206

		$13,574,197

Containers – 0.7%
Brambles Ltd.	324,824	$3,017,806

Electrical Equipment – 2.2%
Legrand S.A.	26,436	$1,481,364
Schneider Electric S.A.	124,713	7,881,731

		$9,363,095

Electronics – 2.7%
ARM Holdings PLC	203,895	$2,969,439
Broadcom Corp.	8,572	1,324,374
Taiwan Semiconductor Manufacturing Co. Ltd.	1,356,804	6,829,550

		$11,123,363

Energy – Independent – 1.6%
Cairn Energy PLC (a)	461,610	$1,325,974
Galp Energia SGPS S.A., “B”	226,723	2,850,768
Oil Search Ltd.	477,575	2,474,736

		$6,651,478

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Integrated – 2.7%
BP PLC	1,456,876	$7,326,668
Eni S.p.A.	260,596	3,943,877

		$11,270,545

Food & Beverages – 5.4%
Danone S.A.	107,110	$7,618,747
Nestle S.A.	197,130	14,730,165

		$22,348,912

Food & Drug Stores – 1.2%
Magnit OJSC	6,449	$1,012,681
Sundrug Co. Ltd.	55,400	4,144,724

		$5,157,405

General Merchandise – 0.3%
PriceSmart, Inc.	16,770	$1,418,407

Insurance – 4.7%
AIA Group Ltd.	1,289,600	$7,306,351
AMP Ltd.	577,434	2,562,840
Hiscox Ltd.	171,517	2,387,046
Sony Financial Holdings, Inc.	193,200	2,468,538
Zurich Insurance Group AG	21,355	4,959,255

		$19,684,030

Internet – 1.4%
Alibaba Group Holding Ltd., ADR (a)	38,331	$3,029,299
NAVER Corp.	4,947	2,755,543

		$5,784,842

Machinery & Tools – 4.2%
Daikin Industries Ltd.	61,300	$4,581,773
GEA Group AG	52,934	2,590,044
Kubota Corp.	391,000	5,338,056
Schindler Holding AG	26,560	4,897,393

		$17,407,266

Major Banks – 6.8%
Barclays PLC	1,813,906	$3,907,832
BNP Paribas	110,945	5,583,785
BOC Hong Kong Holdings Ltd.	651,500	1,944,250
HSBC Holdings PLC	972,304	6,059,287
Mitsubishi UFJ Financial Group, Inc.	1,271,000	5,889,435
Sumitomo Mitsui Financial Group, Inc.	165,800	5,026,519

		$28,411,108

Medical Equipment – 0.9%
Terumo Corp.	107,700	$3,861,295

Metals & Mining – 2.7%
BHP Billiton PLC	217,277	$2,442,836
Iluka Resources Ltd.	411,295	2,068,225
Rio Tinto Ltd.	237,259	6,663,621

		$11,174,682

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 1.6%
China Resources Gas Group Ltd.	1,070,000	$3,055,232
Engie	239,620	3,719,131

		$6,774,363

Natural Gas – Pipeline – 1.3%
APA Group	477,081	$3,221,875
Enbridge, Inc.	60,887	2,370,315

		$5,592,190

Network & Telecom – 0.6%
Ericsson, Inc., “B”	248,867	$2,492,272

Oil Services – 0.3%
Technip	21,998	$1,219,285

Other Banks & Diversified Financials – 10.6%
ABN AMRO Group N.V., GDR (a)	190,090	$3,894,542
Aeon Credit Service Co. Ltd.	102,000	2,407,144
Element Financial Corp.	159,491	1,719,249
HDFC Bank Ltd., ADR	46,319	2,854,640
Intesa Sanpaolo S.p.A.	1,690,151	4,681,124
Julius Baer Group Ltd.	60,269	2,588,643
Kasikornbank Co. Ltd.	259,600	1,291,359
KBC Groep N.V.	43,255	2,231,382
Lloyds TSB Group PLC	5,461,046	5,335,096
MasterCard, Inc., “A”	32,935	3,112,358
UBS AG	394,241	6,350,989
Westpac Banking Corp.	322,410	7,500,804

		$43,967,330

Pharmaceuticals – 10.1%
Bayer AG	65,754	$7,729,057
Novartis AG	177,482	12,865,161
Roche Holding AG	57,258	14,094,918
Santen Pharmaceutical Co. Ltd.	326,900	4,917,515
Shionogi & Co. Ltd.	50,800	2,390,933

		$41,997,584

Printing & Publishing – 1.6%
Reed Elsevier N.V.	377,260	$6,587,364

Real Estate – 1.2%
Deutsche Wohnen AG	70,047	$2,178,378
LEG Immobilien AG	28,713	2,706,918

		$4,885,296

Restaurants – 1.6%
Whitbread PLC	83,767	$4,764,287

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – continued
YUM! Brands, Inc.	21,077	$1,725,153

		$6,489,440

Specialty Chemicals – 5.9%
Akzo Nobel N.V.	97,852	$6,669,612
Croda International PLC	99,797	4,355,901
Linde AG	38,890	5,666,587
Nippon Paint Holdings Co. Ltd.	219,500	4,869,976
Symrise AG	46,029	3,090,207

		$24,652,283

Specialty Stores – 1.3%
ABC-MART, Inc.	27,900	$1,787,365
Esprit Holdings Ltd. (a)	1,071,100	999,667
Just Eat PLC (a)	187,804	1,017,704
NEXT PLC	20,579	1,596,055

		$5,400,791

Telecommunications – Wireless – 3.9%
KDDI Corp.	281,000	$7,505,318
Mobile TeleSystems PJSC	87,525	312,789
Philippine Long Distance Telephone Co.	18,985	816,382
SoftBank Corp.	64,400	3,070,509
Vodafone Group PLC	1,451,861	4,612,538

		$16,317,536

Telephone Services – 1.3%
BT Group PLC	421,387	$2,665,980
Hellenic Telecommunications Organization S.A.	168,915	1,528,056
TDC A.S.	275,651	1,349,105

		$5,543,141

Tobacco – 1.7%
Japan Tobacco, Inc.	167,900	$6,996,766

Trucking – 1.4%
Yamato Holdings Co. Ltd.	292,900	$5,847,850

Utilities – Electric Power – 1.0%
Enel S.p.A.	954,200	$4,232,386

Total Common Stocks		$410,374,302

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	4,140,615	$4,140,615

Total Investments		$414,514,917

OTHER ASSETS, LESS LIABILITIES – 0.5%		1,995,509

Net Assets – 100.0%		$416,510,426

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$82,624,030	$—	$—	$82,624,030
United Kingdom	78,241,967	—	—	78,241,967
Switzerland	60,486,524	—	—	60,486,524
France	40,180,074	—	—	40,180,074
Germany	25,538,688	—	—	25,538,688
Australia	23,716,551	—	—	23,716,551
Netherlands	17,151,518	—	—	17,151,518
Hong Kong	14,333,023	—	—	14,333,023
Italy	13,670,463	—	—	13,670,463
Other Countries	53,105,994	1,325,470	—	54,431,464
Mutual Funds	4,140,615	—	—	4,140,615
Total Investments	$413,189,447	$1,325,470	$—	$414,514,917

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $326,740,144 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$413,390,684
Gross unrealized appreciation	40,762,590
Gross unrealized depreciation	(39,638,357)
Net unrealized appreciation (depreciation)	$1,124,233

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,991,559	34,783,703	(32,634,647)	4,140,615

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,290	$4,140,615

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

Japan	19.8%
United Kingdom	18.8%
Switzerland	14.5%
France	9.7%
Germany	6.1%
Australia	5.7%
United States	4.6%
Netherlands	4.1%
Hong Kong	3.5%
Other Countries	13.2%

4

QUARTERLY REPORT

March 31, 2016

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 63.6%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$186,000	$197,018

Asset-Backed & Securitized – 6.6%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (z)	$100,000	$99,987
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040 (z)	254,568	183,991
Chesapeake Funding LLC, 2014-1A, “A”, FRN, 0.86%, 3/07/2026 (z)	393,090	391,978
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	374,422
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	103,025	106,745
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039	350,000	354,066
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	606,577	46,700
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.469%, 4/18/2026 (z)	280,000	273,047
Falcon Franchise Loan LLC, FRN, 6.667%, 1/05/2023 (i)(z)	29,165	1,166
Falcon Franchise Loan LLC, FRN, 49.508%, 1/05/2025 (i)(z)	18,418	4,450
First Union National Bank Commercial Mortgage Trust, FRN, 1.201%, 1/12/2043 (i)(q)(z)	21,425	61
First Union-Lehman Brothers Bank of America, FRN, 0.985%, 11/18/2035 (i)	640,773	10,162
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.799%, 1/19/2025 (n)	409,154	403,110
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.742%, 6/15/2049	293,049	289,774
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.069%, 2/18/2030 (i)	30,866	254
Morgan Stanley Capital I Trust, “AM”, FRN, 5.666%, 4/15/2049	300,000	298,601
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039 (i)(z)	741,821	3,487
Race Point CLO Ltd., “C”, FRN, 3.418%, 2/20/2025 (n)	337,173	322,208
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	127,352	125,920
Voya CLO Ltd., FRN, 3.572%, 10/15/2022 (n)	421,466	419,547

		$3,709,676

Automotive – 3.0%
Ford Motor Credit Co. LLC, FRN, 1.556%, 1/09/2018	$390,000	$385,471
General Motors Financial Co., Inc., 2.625%, 7/10/2017	168,000	169,022
General Motors Financial Co., Inc., 3.45%, 4/10/2022	273,000	268,051

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Hyundai Capital America, 1.875%, 8/09/2016 (n)	$180,000	$180,330
Hyundai Capital America, 2%, 3/19/2018 (n)	234,000	235,653
Hyundai Capital America, 2.4%, 10/30/2018 (n)	158,000	159,054
Johnson Controls, Inc., 5.7%, 3/01/2041	260,000	282,158

		$1,679,739

Biotechnology – 0.5%
Life Technologies Corp., 6%, 3/01/2020	$240,000	$268,933

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$102,000	$100,662

Brokerage & Asset Managers – 0.8%
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	$452,000	$460,268

Building – 1.3%
CRH PLC, 8.125%, 7/15/2018	$200,000	$225,198
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	215,000	216,699
Martin Marietta Materials, Inc., FRN, 1.703%, 6/30/2017	300,000	297,248

		$739,145

Business Services – 0.3%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$65,000	$66,059
Total System Services, Inc., 3.8%, 4/01/2021	90,000	92,556

		$158,615

Cable TV – 1.5%
CCO Safari Il LLC, 3.579%, 7/23/2020 (n)	$200,000	$204,367
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	306,000	295,093
Time Warner Cable, Inc., 8.25%, 4/01/2019	310,000	360,894

		$860,354

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 5/15/2019	$280,000	$333,062

Computer Software – 0.6%
Microsoft Corp., 3.125%, 11/03/2025	$314,000	$329,730

Conglomerates – 0.6%
General Electric Capital Corp., 6%, 8/07/2019	$80,000	$92,230
General Electric Capital Corp., 5.5%, 1/08/2020	205,000	235,146

		$327,376

Consumer Products – 0.9%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$110,000	$111,203

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – continued
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	$138,000	$144,354
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	259,000	271,990

		$527,547

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$400,000	$399,336

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$100,000	$112,456

Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3%, 3/01/2018	$84,000	$85,027

Electronics – 0.3%
Lam Research Corp., 2.75%, 3/15/2020	$149,000	$146,471

Emerging Market Quasi-Sovereign – 0.8%
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024	$175,501	$203,581
Petroleos Mexicanos, 4.25%, 1/15/2025	130,000	120,413
Petroleos Mexicanos, 6.5%, 6/02/2041	80,000	75,320
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	26,850	27,408

		$426,722

Emerging Market Sovereign – 0.4%
Republic of Hungary, 5.375%, 2/21/2023	$146,000	$161,800
United Mexican States, 4%, 10/02/2023	86,000	90,085

		$251,885

Energy – Independent – 0.4%
EQT Corp., 4.875%, 11/15/2021	$122,000	$116,753
Hess Corp., 8.125%, 2/15/2019	90,000	98,883

		$215,636

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$75,000	$82,012
BP Capital Markets PLC, 4.742%, 3/11/2021	220,000	244,105
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)	115,000	19,263

		$345,380

Financial Institutions – 0.8%
CIT Group, Inc., 3.875%, 2/19/2019	$240,000	$239,400
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	200,000	201,631

		$441,031

Food & Beverages – 4.3%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$486,000	$511,084
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	154,000	160,102
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	310,000	323,893
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	320,000	316,778

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Kraft Foods Group, Inc., 6.125%, 8/23/2018	$250,000	$275,550
Mead Johnson Nutrition Co., 3%, 11/15/2020	79,000	81,182
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	205,000	217,486
Tyson Foods, Inc., 4.5%, 6/15/2022	124,000	135,859
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	91,000	91,909
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	277,000	288,453

		$2,402,296

Food & Drug Stores – 0.9%
CVS Health Corp., 3.875%, 7/20/2025	$290,000	$312,946
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	176,000	181,232

		$494,178

Gaming & Lodging – 0.6%
Wyndham Worldwide Corp., 5.625%, 3/01/2021	$320,000	$350,227

Insurance – 2.0%
American International Group, Inc., 3.75%, 7/10/2025	$294,000	$293,650
Principal Financial Group, Inc., 8.875%, 5/15/2019	210,000	249,492
Unum Group, 7.125%, 9/30/2016	250,000	256,843
Unum Group, 4%, 3/15/2024	323,000	320,077

		$1,120,062

Insurance – Health – 0.6%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$299,000	$322,167

Insurance – Property & Casualty – 1.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$310,624
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	90,000	97,973
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)	187,000	203,602

		$612,199

International Market Quasi-Sovereign – 0.4%
Eksportfinans A.S.A., 5.5%, 5/25/2016	$240,000	$241,298

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 5/22/2017 (n)	$349,000	$362,276

Major Banks – 6.0%
Bank of America Corp., 6.5%, 8/01/2016	$295,000	$300,250
Bank of America Corp., 4.125%, 1/22/2024	325,000	344,268
Barclays PLC, 3.25%, 1/12/2021	225,000	224,036
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	334,000	385,342
Goldman Sachs Group, Inc., FRN, 1.638%, 10/23/2019	160,000	158,903
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	350,880
JPMorgan Chase & Co., 4.625%, 5/10/2021	230,000	255,004
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	120,000	127,547

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 7.3%, 5/13/2019	$100,000	$115,092
Morgan Stanley, 5.625%, 9/23/2019	200,000	222,554
Morgan Stanley, 3.7%, 10/23/2024	277,000	286,091
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	380,000	384,864
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	239,000	222,270

		$3,377,101

Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$170,000	$183,627
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	140,000	140,588

		$324,215

Metals & Mining – 1.7%
Barrick Gold Corp., 4.1%, 5/01/2023	$106,000	$103,232
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	130,000	115,050
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	200,000	150,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	140,000	130,725
Glencore Funding LLC, FRN, 1.795%, 5/27/2016 (n)	280,000	278,883
Kinross Gold Corp., 5.95%, 3/15/2024	217,000	184,522

		$962,412

Midstream – 3.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$245,000	$238,985
Energy Transfer Partners LP, 4.05%, 3/15/2025	308,000	271,066
Enterprise Products Partners LP, 6.3%, 9/15/2017	230,000	243,423
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	320,000	303,347
ONEOK Partners LP, 3.2%, 9/15/2018	120,000	116,157
Spectra Energy Capital LLC, 8%, 10/01/2019	230,000	252,869
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	109,000	100,058
Williams Cos., Inc., 3.7%, 1/15/2023	74,000	55,315
Williams Cos., Inc., 4.55%, 6/24/2024	295,000	224,200

		$1,805,420

Mortgage-Backed – 0.7%
Fannie Mae, 6%, 5/01/2017	$2,766	$2,816
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	53,603	57,957
Fannie Mae, 6.5%, 4/01/2032	34,764	41,337
Freddie Mac, 4.224%, 3/25/2020	241,289	264,926

		$367,036

Network & Telecom – 1.5%
AT&T, Inc., 2.45%, 6/30/2020	$310,000	$314,130
Verizon Communications, Inc., 5.15%, 9/15/2023	334,000	385,507

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Verizon Communications, Inc., FRN, 1.412%, 6/17/2019	$140,000	$139,667

		$839,304

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$140,000	$128,019

Other Banks & Diversified Financials – 2.1%
Citizens Financial Group, Inc., 4.3%, 12/03/2025	$192,000	$198,472
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	259,000	320,080
Intesa Sanpaolo S.p.A., 5.017%, 6/26/2024 (n)	445,000	416,717
Lloyds TSB Bank PLC, 5.8%, 1/13/2020 (n)	210,000	236,867

		$1,172,136

Pharmaceuticals – 1.2%
AbbVie, Inc., 3.2%, 11/06/2022	$220,000	$227,508
Actavis Funding SCS, 4.75%, 3/15/2045	192,000	201,927
Gilead Sciences, Inc., 3.65%, 3/01/2026	209,000	222,091

		$651,526

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/2021	$210,000	$239,142

Railroad & Shipping – 0.7%
CSX Corp., 4.1%, 3/15/2044	$220,000	$217,054
Panama Canal Railway Co., 7%, 11/01/2026 (n)	158,400	158,004

		$375,058

Real Estate – Healthcare – 0.6%
HCP, Inc., REIT, 5.375%, 2/01/2021	$236,000	$257,736
Welltower, Inc., REIT, 2.25%, 3/15/2018	81,000	81,446

		$339,182

Real Estate – Office – 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$120,000	$125,505
Vornado Realty LP, REIT, 2.5%, 6/30/2019	165,000	166,366

		$291,871

Real Estate – Retail – 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$58,000	$66,770

Supermarkets – 0.5%
Kroger Co., 3.85%, 8/01/2023	$262,000	$281,710

Supranational – 1.0%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$210,000	$208,950
Corporacion Andina de Fomento, 4.375%, 6/15/2022	340,000	373,544

		$582,494

Telecommunications – Wireless – 0.5%
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$255,000	$256,207

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 2.1%
Altria Group, Inc., 9.25%, 8/06/2019	$76,000	$93,908
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	208,000	217,153
Reynolds American, Inc., 8.125%, 6/23/2019	173,000	206,711
Reynolds American, Inc., 6.875%, 5/01/2020	120,000	141,403
Reynolds American, Inc., 5.85%, 8/15/2045	400,000	488,464

		$1,147,639

U.S. Government Agencies and Equivalents – 0.5%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$16,449	$16,458
Small Business Administration, 6.35%, 4/01/2021	8,807	9,580
Small Business Administration, 4.77%, 4/01/2024	47,507	50,875
Small Business Administration, 4.99%, 9/01/2024	31,075	33,765
Small Business Administration, 4.86%, 1/01/2025	39,785	42,791
Small Business Administration, 4.625%, 2/01/2025	55,787	59,719
Small Business Administration, 5.11%, 8/01/2025	48,015	52,336

		$265,524

U.S. Treasury Obligations – 4.4%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$2,500,000	$2,437,695

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – 2.9%
CMS Energy Corp., 5.05%, 3/15/2022	$163,000	$182,355
Dominion Resources, Inc., 3.9%, 10/01/2025	168,000	172,786
EDP Finance B.V., 5.25%, 1/14/2021 (n)	200,000	208,634
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024	58,000	59,982
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	140,000	149,380
Exelon Generation Co. LLC, 5.2%, 10/01/2019	135,000	147,019
Exelon Generation Co. LLC, 4.25%, 6/15/2022	128,000	134,212
Oncor Electric Delivery Co., 4.1%, 6/01/2022	245,000	264,723
PPL WEM Holdings PLC, 3.9%, 5/01/2016 (n)	310,000	310,520

		$1,629,611

Total Bonds		$35,560,844

UNDERLYING AFFILIATED FUNDS – 34.7%
MFS High Yield Pooled Portfolio (v)	2,234,498	$19,373,102

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	392,263	$392,263

Total Investments		$55,326,209

OTHER ASSETS, LESS LIABILITIES – 1.0%		577,898

Net Assets – 100.0%		$55,904,107

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,440,517, representing 15.1% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024	2/17/16	$99,993	$99,987
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.03%, 12/28/2040	3/01/06	254,568	183,991
Chesapeake Funding LLC, 2014-1A, “A”, FRN, 0.86%, 3/07/2026	1/26/16	391,519	391,978
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.469%, 4/18/2026	1/29/16	262,401	273,047
Falcon Franchise Loan LLC, FRN, 6.667%, 1/05/2023	1/18/02	4,270	1,166
Falcon Franchise Loan LLC, FRN, 49.508%, 1/05/2025	1/29/03	1,580	4,450
First Union National Bank Commercial Mortgage Trust, FRN, 1.201%, 1/12/2043	12/11/03	46	61

4

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039	7/20/04	$9,636	$3,487
Total Restricted Securities			$958,167
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	17,140	4/15/16	$11,923	$13,132	$1,209
BUY	DKK	Credit Suisse Group	8,317	4/15/16	1,210	1,270	60
BUY	EUR	Goldman Sachs International	2,362	4/15/16	2,565	2,688	123
BUY	JPY	UBS AG	68,643	4/15/16	585	610	25
BUY	NZD	Westpac Banking Corp.	2,820	4/15/16	1,831	1,948	117
BUY	SEK	Goldman Sachs International	6,636	4/15/16	781	818	37

							$1,571

Liability Derivatives
SELL	CAD	Merrill Lynch International	1,589	4/15/16	$1,117	$1,223	$(106)
BUY	GBP	BNP Paribas S.A.	4,460	4/15/16	6,442	6,406	(36)
SELL	NOK	Goldman Sachs International	20,996	4/15/16	2,366	2,537	(171)

							$(313)

5

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,650,938	June - 2016	$6,680

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,466,563	June - 2016	$(24,430)

At March 31, 2016, the fund had liquid securities with an aggregate value of $37,053 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

7

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$2,703,219	$—	$2,703,219
Non-U.S. Sovereign Debt	—	1,502,399	—	1,502,399
U.S. Corporate Bonds	—	20,179,647	—	20,179,647
Residential Mortgage-Backed Securities	—	367,036	—	367,036
Commercial Mortgage-Backed Securities	—	1,443,188	—	1,443,188
Asset-Backed Securities (including CDOs)	—	2,266,488	—	2,266,488
Foreign Bonds	—	7,098,867	—	7,098,867
Mutual Funds	19,765,365	—	—	19,765,365
Total Investments	$19,765,365	$35,560,844	$—	$55,326,209

Other Financial Instruments
Futures Contracts	$(17,750)	$—	$—	$(17,750)
Forward Foreign Currency Exchange Contracts	—	1,258	—	1,258

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$57,997,263
Gross unrealized appreciation	1,414,685
Gross unrealized depreciation	(4,085,739)
Net unrealized appreciation (depreciation)	$(2,671,054)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,203,194	259,234	(227,930)	2,234,498
MFS Institutional Money Market Portfolio	3,983,002	2,236,576	(5,827,315)	392,263

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(83,284)	$—	$326,041	$19,373,102
MFS Institutional Money Market Portfolio	—	—	1,364	392,263

	$(83,284)	$—	$327,405	$19,765,365

8

QUARTERLY REPORT

March 31, 2016

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 95.6%
Broadcasting – 1.6%
Time Warner, Inc.	27,195	$1,972,997

Brokerage & Asset Managers – 2.5%
Intercontinental Exchange, Inc.	5,217	$1,226,725
NASDAQ, Inc.	27,785	1,844,368

		$3,071,093

Business Services – 8.7%
Accenture PLC, “A”	7,556	$871,962
Cognizant Technology Solutions Corp., “A” (a)	36,740	2,303,598
CoStar Group, Inc. (a)	2,616	492,253
Equifax, Inc.	11,199	1,279,934
Fidelity National Information Services, Inc.	33,423	2,116,010
Fiserv, Inc. (a)	17,569	1,802,228
Gartner, Inc. (a)	7,225	645,554
Global Payments, Inc.	17,898	1,168,739
Verisk Analytics, Inc., “A” (a)	3,100	247,752

		$10,928,030

Cable TV – 0.9%
Time Warner Cable, Inc.	5,753	$1,177,179

Computer Software – 19.4%
Adobe Systems, Inc. (a)	37,602	$3,527,068
Cadence Design Systems, Inc. (a)	33,017	778,541
Enghouse Systems Ltd.	16,129	653,108
Intuit, Inc.	18,428	1,916,696
Microsoft Corp.	150,153	8,292,950
Qlik Technologies, Inc. (a)	32,063	927,262
Red Hat, Inc. (a)	33,479	2,494,520
Sabre Corp.	33,622	972,348
Salesforce.com, Inc. (a)	65,218	4,815,045

		$24,377,538

Computer Software – Systems – 12.7%
Apple, Inc. (s)	42,079	$4,586,190
Constellation Software, Inc.	1,562	639,581
EPAM Systems, Inc. (a)	11,916	889,768
Globant S.A. (a)	11,735	362,142
Hewlett Packard Enterprise	269,029	4,769,884
Hortonworks, Inc. (a)	46,967	530,727
IMS Health Holdings, Inc. (a)	26,505	703,708
Kinaxis, Inc. (a)	12,926	429,457
ServiceNow, Inc. (a)	13,069	799,561
Splunk, Inc. (a)	9,123	446,388
SS&C Technologies Holdings, Inc.	17,508	1,110,357
Vantiv, Inc., “A” (a)	11,703	630,558

		$15,898,321

Consumer Services – 1.6%
Priceline Group, Inc. (a)	1,516	$1,954,063

Electrical Equipment – 1.3%
Amphenol Corp., “A”	27,283	$1,577,503

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 5.7%
Broadcom Corp.	8,857	$1,368,407
Microchip Technology, Inc.	78,585	3,787,797
NVIDIA Corp.	15,347	546,814
NXP Semiconductors N.V. (a)	6,510	527,766
Silicon Laboratories, Inc. (a)	19,890	894,254

		$7,125,038

Entertainment – 0.6%
Netflix, Inc. (a)	7,293	$745,563

Internet – 21.4%
Alibaba Group Holding Ltd., ADR (a)	6,483	$512,352
Alphabet, Inc., “A” (a)(s)	19,887	15,171,792
Facebook, Inc., “A” (a)(s)	77,467	8,838,985
LinkedIn Corp., “A” (a)	8,224	940,414
Marketo, Inc. (a)	14,728	288,227
Yahoo!, Inc. (a)	29,934	1,101,871

		$26,853,641

Leisure & Toys – 0.6%
Electronic Arts, Inc. (a)	12,226	$808,261

Network & Telecom – 4.1%
Cisco Systems, Inc.	181,865	$5,177,697

Other Banks & Diversified Financials – 7.0%
MasterCard, Inc., “A”	38,149	$3,605,081
Visa, Inc., “A”	67,870	5,190,698

		$8,795,779

Specialty Stores – 5.5%
Amazon.com, Inc. (a)	11,711	$6,952,118

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT	14,092	$1,442,598
SBA Communications Corp. (a)	10,740	1,075,826

		$2,518,424

Total Common Stocks		$119,933,245

MONEY MARKET FUNDS – 5.3%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	6,689,860	$6,689,860

Total Investments		$126,623,105

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Brokerage & Asset Managers – 0.0%
Nasdaq Stock Market, Inc. – April 2016 @ $67.5	(47)	$(2,350)

Computer Software – 0.0%
Adobe Systems, Inc. – April 2016 @ $100	(46)	$(506)
Qlik Technologies, Inc. – April 2016 @ $31.5	(45)	(450)

		$(956)

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS WRITTEN – continued
Computer Software – Systems – 0.0%
Apple, Inc. – April 2016 @ $112	(98)	$(6,272)
EPAM Systems, Inc. – April 2016 @ $80	(52)	(260)
Hewlett Packard Enterprise Co. – April 2016 @ $18.5	(242)	(2,420)
Hewlett Packard Enterprise Co. – April 2016 @ $19	(173)	(865)

		$(9,817)

Electronics – 0.0%
Broadcom Corp. – April 2016 @ $167.5	(20)	$(300)

Specialty Stores – 0.0%
Amazon.com, Inc. – April 2016 @ $595	(16)	$(18,240)

Total Call Options Written		$(31,663)

PUT OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC, “A” – April 2016 @ $105	(34)	$(340)

Computer Software – 0.0%
Qlik Technologies, Inc. – April 2016 @ $25.5	(68)	$(680)

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
PUT OPTIONS WRITTEN – continued
Specialty Stores – 0.0%
Conn’s, Inc. – April 2016 @ $11	(25)	$(750)
Conn’s, Inc. – April 2016 @ $14	(45)	(7,200)

		$(7,950)

Total Put Options Written		$(8,970)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (0.7)%
Electronics – (0.5)%
Linear Technology Corp.	(14,300)	$(637,208)

Specialty Stores – (0.2)%
Conn’s, Inc. (a)	(17,813)	$(221,950)

Total Securities Sold Short		$(859,158)

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(295,275)

Net Assets – 100.0%		$125,428,039

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2016, the fund had cash collateral of $135,125 and other liquid securities with an aggregate value of $2,229,315 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

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Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$119,933,245	$—	$—	$119,933,245
Mutual Funds	6,689,860	—	—	6,689,860
Total Investments	$126,623,105	$—	$—	$126,623,105
Short Sales	$(859,158)	$—	$—	$(859,158)

Other Financial Instruments
Written Options	$(28,118)	$(12,515)	$—	$(40,633)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$95,652,389
Gross unrealized appreciation	32,566,091
Gross unrealized depreciation	(1,595,375)
Net unrealized appreciation (depreciation)	$30,970,716

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,222,460	14,145,780	(12,678,380)	6,689,860

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,288	$6,689,860

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.